As filed with the Securities and Exchange Commission on November 30, 1998


                         File Nos. 2-34215 and 811-1911

                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-1A

                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933


                         Post-Effective Amendment No. 69


                                       AND

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940


                                Amendment No. 49


                        SCHRODER CAPITAL FUNDS (DELAWARE)
                     (formerly Schroder Capital Funds, Inc.)
                               Two Portland Square
                              Portland, Maine 04101
                                  207-879-1900

                             Cheryl O. Tumlin, Esq.
                       Forum Administrative Services, LLC
                   Two Portland Square, Portland, Maine 04101

                                   Copies to:
                            Timothy W. Diggins, Esq.
                                  Ropes & Gray
              One International Place, Boston, Massachusetts 02110

                              Carin Muhlbaum, Esq.
                 Schroder Capital Management International Inc.
                         787 Seventh Avenue, 34th Floor
                            New York, New York 10019

         It is proposed that this filing will become effective:

[X] immediately upon filing pursuant to Rule 485,  paragraph (b)
[ ] on ________ pursuant to Rule 485,  paragraph (b)
[ ] 60 days after filing  pursuant to Rule 485, paragraph (a)(1)
[ ] on ________ pursuant to Rule 485, paragraph (a)(1)
[ ] 75 days after filing pursuant to Rule 485, paragraph (a)(2)
[ ] on ________ pursuant to Rule 485, paragraph (a)(2)
[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment


    This post-effective filing relates only to Schroder Greater China Fund, a series of shares of the Registrant.

                              CROSS REFERENCE SHEET
                                     PART A


 (Prospectuses offering Investor Shares and Advisor Shares of Schroder Greater
                                  China Fund)



Form N-1A
---------
Item No.
---------                                                         Location in Prospectus
                                                                  ----------------------
Item 1.              Cover Page                                   Cover Page


Item 2.              Synopsis                                     Not Applicable

Item 3.              Condensed Financial Information              Not Applicable


Item 4.              General Description of Registrant            INVESTMENT OBJECTIVE AND POLICIES; MANAGEMENT OF
                                                                  THE TRUST

Item 5.              Management of the Fund                       MANAGEMENT OF THE TRUST

Item 5A.             Management's Discussion of Fund Performance  Not Applicable


Item 6.              Capital Stock and Other Securities           OTHER INFORMATION; MANAGEMENT OF THE TRUST


Item 7.              Purchase of Securities Being Offered         HOW TO BUY SHARES

Item 8.              Redemption or Repurchase                     HOW TO SELL SHARES

Item 9.              Pending Legal Proceedings                    None


                              CROSS REFERENCE SHEET
                                     PART B


(SAI offering Investor Shares and Advisor Shares of Schroder Greater China Fund)



Form N-1A
---------
Item No.
---------                                                        Location in SAI
                                                                 ---------------
Item 10.             Cover Page                                   Cover Page

Item 11.             Table of Contents                            TABLE OF CONTENTS

Item 12.             General Information and History              OTHER INFORMATION

Item 13.             Investment Objectives and Other Policies     INVESTMENT OBJECTIVES AND POLICIES OF THE TRUST
                                                                  AND RISK CONSIDERATIONS; INVESTMENT RESTRICTIONS

Item 14.             Management of the Fund                       MANAGEMENT

Item 15.             Control Persons and Principal Holders of     MANAGEMENT
                     Securities

Item 16.             Investment Advisory and Other Services       MANAGEMENT; PORTFOLIO TRANSACTIONS; OTHER
                                                                  INFORMATION

Item 17.             Brokerage Allocation and Other Practices     PORTFOLIO TRANSACTIONS

Item 18.             Capital Stock and Other Securities           OTHER INFORMATION

Item 19.             Purchase, Redemption and Pricing of          ADDITIONAL PURCHASE AND REDEMPTION INFORMATION
                     Securities Being Offered

Item 20.             Tax Status                                   TAXATION

Item 21.             Underwriters                                 MANAGEMENT

Item 22.             Calculation of Performance Data              OTHER INFORMATION

Item 23.             Financial Statements                         Not Applicable





                        SCHRODER CAPITAL FUNDS (DELAWARE)

                           Schroder Greater China Fund

                                   PROSPECTUS

                                 Advisor Shares


                                November 30, 1998



Schroder Greater China Fund (the "Fund") seeks long-term growth of capital by investing in securities of issuers domiciled or doing business in China, Hong Kong SAR, and Taiwan. The Fund is a diversified series of shares of Schroder Capital Funds (Delaware). Schroder Capital Management International Inc. serves as investment adviser to the Fund.


This Prospectus explains concisely the information that a prospective investor should know before investing in Advisor Shares of the Fund. Please read it carefully and keep it for future reference. Investors can find more detailed information about Schroder Capital Funds (Delaware) (the "Trust") in the November 30, 1998 Statement of Additional Information, as amended from time to time. For a free copy of the Statement of Additional Information, please call 1-800-290-9826. The Statement of Additional Information has been filed with the Securities and Exchange Commission and is incorporated into this Prospectus by reference. The Prospectus and the Statement of Additional Information are available along with other related materials for reference on the SEC's Internet Web Site (http://www.sec.gov).


SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY FINANCIAL INSTITUTION, ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND INVOLVE RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

================================================================================



                       FUNDS AVAILABLE THROUGH SCHRODER FUND ADVISORS INC.
                Please call for complete information and to obtain a prospectus.
                     Please read the prospectus  carefully before you invest.





Schroder Capital Funds (Delaware) 1-800-290-9826                   Schroder Series Trust  1-800-464-3108


  Schroder International Fund                                        Schroder Large Capitalization Equity Fund
  Schroder Emerging Markets Fund                                     Schroder Small Capitalization Value Fund
  Schroder International Smaller Companies Fund                      Schroder MidCap Value Fund
  Schroder International Bond Fund                                   Schroder Investment Grade Income Fund
  Schroder U.S. Diversified Growth Fund                              Schroder Short-Term Investment Fund
  Schroder U.S. Smaller Companies Fund
  Schroder Micro Cap Fund


================================================================== ==============================================================


SUMMARY OF EXPENSES

Expenses are one of several factors to consider when investing in Advisor Shares of the Fund. The "Shareholder Transaction Expenses" table below summarizes the maximum transaction costs you would incur by investing in Advisor Shares of the Fund. "Annual Operating Expenses" show the expenses the Fund expects to incur during its first full fiscal year. The Example shows the cumulative expenses attributable to a hypothetical $1,000 investment in the Fund over specified periods.

Shareholder Transaction Expenses


  Maximum Sales Load Imposed on Purchases                              None
  Maximum Sales Load Imposed on Reinvested Dividends                   None
  Deferred Sales Load                                                  None
  Purchase Charge (based on amount invested)                           None
  Redemption Charge (based on net asset value of shares redeemed)      None

Annual Operating Expenses
(as a percentage of average net assets)


Management Fees (after expense limitation) (1)(2)                      0.91%
12b-1 Fees(3)                                                             0%
Other Expenses (after expense limitation)                              1.34%
----------------------                                                  -
Total Fund Operating Expenses (after expense limitation)               2.25%

----------------------------

(1) Management Fees reflect the fees paid by the Fund for investment advisory and administrative services.
(2) Management Fees and Total Operating Expenses reflect expense limitations currently in effect. See "Management of the Fund -- Expenses." In the absence of the expense limitation, Management Fees, Other Expenses, and Total Fund Operating Expenses would be 1.15%, 1.34%, and 2.49%, respectively.

(3) The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, with respect to its Advisor Shares. Although the Trustees have not currently authorized payments under the Distribution Plan, payments by a Fund under the Shareholder Service Plan, which will not exceed 0.25% of the Fund's average daily net assets, will be deemed to have been made pursuant to the Distribution Plan to the extent such payments may be considered to be primarily intended to result in the sale of the Fund's Advisor Shares. See "How to Buy Shares -- Distributor and Distribution Plan."


EXAMPLE

Your investment of $1,000 would incur the following expenses, assuming 5% annual return and redemption at the end of each period.


                                                       1 year      3 years
  Assuming no redemption                                 $23          $70
  Assuming full redemption at end of period              $23          $70

The Annual Operating Expenses table and Example do not represent past or future expense levels. Actual expenses may be greater or less than those shown. Federal regulations require the Example to assume a 5% annual return, but actual annual return will vary.

INVESTMENT OBJECTIVE AND POLICIES

Schroder Greater China Fund's investment objective is to seek long-term growth of capital. The Fund is designed for investors seeking growth of capital primarily through a diversified portfolio of common stocks and other securities of companies located in China, Hong Kong SAR and Taiwan. Dividend and interest income is only an incidental consideration. The Fund is not intended to be a complete investment program, and there is no assurance it will achieve its objective.

The Fund will invest primarily in securities of companies located in China, Hong Kong SAR (referred to collectively in this prospectus as "China"), and Taiwan. The Fund's investments will normally include common stocks, preferred stocks, securities convertible into common stocks or preferred stocks, and warrants to purchase common stocks or preferred stocks. The Fund may also invest to a lesser extent in debt securities and other types of investments if SCMI believes they would help achieve the Fund's objective. The Fund may hold a portion of its assets in cash and money market instruments.


It is anticipated that under normal market conditions the Fund will invest at least 65% of its total assets in securities of companies located in China and Taiwan. The Fund will consider an issuer of securities to be located in China or Taiwan if it is organized under the laws of China or Taiwan (or any political subdivision thereof); its primary securities trading market is in China or Taiwan; at least 50% of the issuer's revenues or profits are derived from goods produced or sold, investments made, or services performed in China or Taiwan; or at least 50% of its assets are situated in China or Taiwan. Because the Fund's investments will be concentrated in securities of issuers located in China and Taiwan, the Fund will be more susceptible to the risks of investing in those countries than would a fund investing in a geographically more diversified portfolio. See "Special Risks of investing in China and Taiwan," below.


The Fund will not limit its investments to any particular type of company. The Fund may invest in companies, large or small, which SCMI believes offer the potential for long-term growth of capital. These companies, many of which have equity market capitalizations below $1 billion, may present greater opportunities for growth of capital than other companies, but may also involve greater risk. They may have limited product lines, markets or financial resources, or may depend on a limited management group. Their securities may trade less frequently and in limited volume, and only in the over-the-counter market or on a regional securities exchange. As a result, these securities may fluctuate in value more than those of larger, more established companies.

Debt securities in which the Fund may invest will generally be rated at least Baa or BBB by a nationally recognized rating agency, such as Standard & Poor's ("S&P") or Moody's Investors Service, Inc. ("Moody's"). Debt securities rated Baa or BBB (and comparable unrated securities) have speculative characteristics and may be more likely to exhibit a weakened capacity to pay interest and repay principal under adverse economic conditions. To the extent a security is assigned a different rating by one or more of the various rating agencies, SCMI will use the highest rating assigned by any agency in determining compliance with the foregoing investment limitations.

Special Risks of Investing in China and Taiwan. Investment in China and Taiwan entails significant risks. China is a communist country, and there can be no assurance that economic or market reforms which have occurred in recent years will continue, or that they will not be scaled back. In particular, it is possible that political instability, including changes of leadership at various levels of government within

China or a political reaction against capitalism, will lead to economic uncertainty or to changes in economic or market conditions which are adverse to investments in securities of companies organized or doing business in China.

Relations between China and certain other Asian nations have historically been unfriendly and at times hostile. Increased hostility between China and such nations would likely have an adverse impact on the values of the Fund's investments in China.

The People's Republic of China gained control of Hong Kong in July 1997. Changes to political, economic, or market conditions in Hong Kong as a result of China's control could adversely affect the values of investments in companies organized or doing business there.

China continues to claim sovereignty over Taiwan, and continuing hostility between China and Taiwan may have an adverse effect on investments in either country, or make investment in such countries impracticable or impossible. Escalation of hostility between the two countries would likely have a significant adverse impact on the values of the Fund's investments in both countries.

Investments in China and Taiwan are also subject to the risks described below under "Foreign securities."

Investment in China and Taiwan involves risks not present in most other mutual funds. The Fund is suitable only for long-term investors who can bear the risks of an investment in those countries. An investment in the Fund should make up only one portion of an otherwise diversified portfolio of investments. The net asset value of the Fund will likely fluctuate substantially.


OTHER INVESTMENT PRACTICES AND RISK CONSIDERATIONS

The Fund may engage in the following investment practices, each of which involves certain special risks. The SAI contains more detailed information about these practices (some of which may be considered "derivative" investments).

Foreign securities. Investments in foreign securities entail certain risks. There may be less information publicly available about a foreign issuer than about a U.S. issuer, and foreign issuers are not generally subject to accounting, auditing, and financial reporting standards and practices comparable to those in the United States. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers. Foreign brokerage commissions and other fees are also generally higher than in the United States. Foreign settlement procedures and trade regulations may involve certain risks (such as delay in payment or delivery of securities or in the recovery of the Fund's assets held abroad) and expenses not present in the settlement of domestic investments. The willingness and ability of sovereign issuers to pay principal and interest on government securities depends on various economic factors, including without limitation the issuer's balance of payments, overall debt level, and cash flow considerations related to the availability of tax or other revenues to satisfy the issuer's obligations.

In addition, there may be a possibility of nationalization or expropriation of assets, imposition of currency exchange controls, confiscatory taxation, political or financial instability, and diplomatic developments that could affect the value of the Fund's investments in certain foreign countries. Legal remedies available to investors in certain foreign countries may be more limited than those available with respect to investments in the United States or in other foreign countries. In the case of securities issued by a foreign governmental entity, the issuer may in certain circumstances be unable or unwilling to meet its obligations on the securities in accordance with their terms, and the Fund may have limited recourse available to it in the event of default. The laws of some foreign countries may limit the Fund's ability to invest in securities of certain issuers located in those foreign countries. Special tax considerations apply to foreign securities. The Fund may buy or sell foreign currencies and options and futures contracts on foreign currencies for hedging purposes in connection with its foreign investments. Except as otherwise provided in this prospectus, there is no limit on the amount of the Fund's assets that may be invested in foreign securities.

A change in the value of foreign currencies against the U.S. dollar will result in a change in the U.S. dollar value of the Fund's assets and the Fund's income available for distribution. In addition, although at times most of the Fund's income may be received or realized in these currencies, the Fund will be required to compute and distribute its income in U.S. dollars. Therefore, if the exchange rate for any such currency declines after the Fund's income has been earned and translated into U.S. dollars but before payment, the Fund could be required to liquidate portfolio securities to make such distributions. Similarly, if an exchange rate declines between the time the Fund incurs expenses in U.S. dollars and the time such expenses are paid, the amount of such currency required to be converted into U.S. dollars in order to pay such expenses in U.S. dollars will be greater than the equivalent amount in any such currency of such expenses at the time they were incurred.

In determining whether to invest in debt securities of foreign issuers, Schroder will consider the likely impact of foreign taxes on the net yield available to the Fund and its shareholders. Income received by the Fund from sources within foreign countries may be reduced by withholding and other taxes imposed by such countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. Any such taxes paid by the Fund will reduce its net income available for distribution to shareholders.

China and Taiwan are "emerging markets" countries, and so subject to additional risks. The prices of securities of issuers in emerging market countries are subject to greater volatility than those of issuers in many more developed countries. Investments in emerging market countries are subject to the same risks applicable to foreign investments generally, although those risks may be increased due to conditions in such countries. For example, the securities markets and legal systems in emerging market countries may only be in a developmental stage and may provide few, or none, of the advantages or protections of markets or legal systems available in more developed countries. Although many of the securities in which the Fund may invest are traded on securities exchanges, they may trade in limited volume, and the exchanges may not provide all of the conveniences or protections provided by securities exchanges in more developed markets. The Fund may also invest a substantial portion of its assets in securities traded in the over-the-counter markets in such countries and not on any exchange, which may affect the liquidity of the investment and expose the Fund to the credit risk of its counterparties in trading those investments. Emerging market countries may experience extremely high rates of inflation, which may adversely affect these countries' economies and securities markets.

Foreign Currency Exchange Transactions. Changes in currency exchange rates will affect the U.S. dollar values of securities denominated in foreign currencies. Exchange rates between the U.S. dollar and other currencies fluctuate in response to forces of supply and demand in the foreign exchange markets. These forces are affected by the international balance of payments and other economic and financial conditions, government intervention, speculation, and other factors, many of which may be difficult (if not impossible) to predict. The Fund may engage in foreign currency exchanges transactions to protect against uncertainty in the level of future exchange rates. Although the strategy of engaging in foreign currency exchange transactions could reduce the risk of loss due to a decline in the value of the hedged currency, it could also limit the potential gain from an increase in the value of the currency.

Currently, only a limited market exists for currency exchange transactions relating to Chinese and Taiwanese currencies. This may limit the Fund's ability to hedge its investments in those markets or otherwise to engage in the foreign currency exchange transactions described below.

In particular, the Fund may enter into foreign currency exchange transactions to protect against a change in exchange ratios that may occur between the date on which the Fund contracts to trade a security and the settlement date ("transaction hedging") or in anticipation of placing a trade ("anticipatory hedging"); to "lock in" the U.S. dollar value of interest and dividends to be paid in a foreign currency; or to hedge against the possibility that a foreign currency in which portfolio securities are denominated or quoted may suffer a decline against the U.S. dollar ("position hedging").

SCMI may seek to enhance the Fund's investment return through active currency management. SCMI may buy or sell foreign currencies for the Fund, on a spot or forward basis, in an attempt to profit from inefficiencies in the pricing of various currencies or of debt securities denominated in those currencies.

When investing in foreign securities, the Fund usually effects currency exchange transactions on a "spot" (i.e., cash) basis at the spot rate prevailing in the foreign exchange market. The Fund incurs foreign exchange expenses in converting assets from one currency to another.

A forward currency contract is an obligation to purchase or sell a specific currency at a future date (which may be any fixed number of days from the date of the contract agreed upon by the parties) at a price set at the time of the contract. Forward contracts do not eliminate fluctuations in the underlying prices of securities and expose the Fund to the risk that the counterparty is unable to perform. Forward contracts are not exchange traded, and there can be no assurance that a liquid market will exist at a time when the Fund seeks to close out a forward contract. These contracts involve a risk of loss if SCMI fails to predict accurately changes in relative currency values, the direction of stock prices or interest rates and other economic factors.

From time to time, the Fund's currency hedging transactions may call for the delivery of one foreign currency in exchange for another foreign currency and may at times involve currencies in which its portfolio securities are not then denominated ("cross hedging"). From time to time, the Fund may also engage in "proxy" hedging, whereby the Fund would seek to hedge the value of portfolio holdings denominated in one currency by entering into an exchange contract on a second currency, the valuation of which SCMI believes correlates to the value of the first currency. Cross hedging and proxy hedging transactions involve the risk of imperfect correlation between changes in the values of the currencies to which such transactions relate and changes in the value of the currency or other asset or liability that is the subject of the hedge.

Investments in Smaller Companies. The Fund may invest all or a substantial portion of its assets in securities issued by small companies. Such companies may offer greater opportunities for capital appreciation than larger companies, but investments in such companies may involve certain special risks. Such companies may have limited product lines, markets, or financial resources and may be dependent on a limited management group. While the markets in securities of such companies have grown rapidly in recent years, such securities may trade less frequently and in smaller volume than more widely held securities. The values of these securities may fluctuate more sharply than those of other securities, and the Fund may experience some difficulty in establishing or closing out positions in these securities at prevailing market prices. There may be less publicly available information about the issuers of these securities or less market interest in such securities than in the case of larger companies, and it may take a longer period of time for the prices of such securities to reflect the full value of their issuers' underlying earnings potential or assets.

Some securities of smaller issuers may be restricted as to resale or may otherwise be highly illiquid. The ability of the Fund to dispose of such securities may be greatly limited, and the Fund may have to continue to hold such securities during periods when SCMI would otherwise have sold the securities. It is possible that SCMI or its affiliates or clients may hold securities issued by the same issuers, and may in some cases have acquired the securities at different times, on more favorable terms, or at more favorable prices, than the Fund.

Options and Futures Transactions. The Fund may engage in a variety of transactions involving the use of options and futures contracts. The Fund may engage in such transactions for hedging purposes or, to the extent permitted by applicable law, to increase its current return.

The Fund may seek to increase its current return by writing covered call options and covered put options on its portfolio securities or other securities in which it may invest. The Fund receives a premium from writing a call or put option, which increases the Fund's return if the option expires unexercised or is closed out at a net profit. The Fund may also buy and sell put and call options on such securities for hedging purposes. When the Fund writes a call option on a portfolio security, it gives up the opportunity to profit from any increase in the price of the security above the exercise price of the option; when it writes a put option, the Fund takes the risk that it will be required to purchase a security from the option holder at a price above the current market price of the security. The Fund may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction in which it purchases an option having the same terms as the option written. The Fund may also from time to time buy and sell combinations of put and call options on the same underlying security to earn additional income.

The Fund may buy and sell index futures contracts. An "index future" is a contract to buy or sell units of a particular index at an agreed price on a specified future date. Depending on the change in value of the index between the time when the Fund enters into and terminates an index future transaction, the Fund may realize a gain or loss. The Fund may also purchase warrants, issued by banks or other financial institutions, whose values are based on the values from time to time of one or more securities indices.

The Fund may purchase and sell options on futures contracts or on securities indices in addition to or as an alternative to purchasing and selling futures contracts.

The Fund may also purchase and sell put and call options on foreign currencies, futures contracts on foreign currencies, and options on foreign currency futures contracts as an alternative, or in addition to, the foreign currency exchange transactions described above. Such transactions are similar to options and futures contracts on securities, except that they typically contemplate that one party to a transaction will deliver one foreign currency to the other in return for another currency (which may or may not be the U.S. dollar).

Risk Factors in Options and Futures Transactions. Options and futures transactions involve costs and may result in losses. The use of options and futures involves certain special risks, including the risks that the Fund may be unable at times to close out such positions, that hedging transactions may not accomplish their purpose because of imperfect market correlations, or that SCMI may not forecast market movements correctly.

The effective use of options and futures strategies is dependent on, among other things, the Fund's ability to terminate options and futures positions at times when SCMI deems it desirable to do so. Although the Fund will enter into an option or futures contract position only if SCMI believes that a liquid secondary market exists for that option or futures contract, there is no assurance that the Fund will be able to effect closing transactions at any particular time or at an acceptable price.

The Fund generally expects that its options and futures contract transactions will be conducted on recognized exchanges. In certain instances, however, the Fund may purchase and sell options in the over-the-counter markets. The Fund's ability to terminate options in the over-the-counter markets may be more limited than for exchange-traded options and may also involve the risk that securities dealers participating in such transactions would be unable to meet their obligations to the Fund. The Fund will, however, engage in over-the-counter transactions only when appropriate exchange-traded transactions are unavailable and when, in the opinion of SCMI, the pricing mechanism and liquidity of the over-the-counter markets are satisfactory and the participants are responsible parties likely to meet their contractual obligations. The Fund will treat over-the-counter options (and, in the case of options sold by the Fund, the underlying securities held by the Fund) as illiquid investments as required by applicable law.

The use of options and futures strategies also involves the risk of imperfect correlation between movements in the prices of options and futures contracts and movements in the value of the underlying securities, index, or currency, or in the prices of the securities or currencies that are the subject of a hedge. The successful use of these strategies further depends on the ability of SCMI to forecast market movements correctly.


Because the markets for certain options and futures contracts in which the Fund will invest (including markets located in foreign countries) are relatively new and still developing and may be subject to regulatory restraints, the Fund's ability to engage in transactions using such investments may be limited. The Fund's ability to engage in hedging transactions may be limited by certain regulatory and tax considerations. The Fund's hedging transactions may affect the character or amount of its distributions. The tax consequences of certain hedging transactions have been modified by the Taxpayer Relief Act of 1997 and are discussed in more detail in the SAI.


For more information about any of the options or futures portfolio transactions described above, see the SAI.

Securities Loans, Repurchase Agreements, and Forward Commitments. The Fund may lend portfolio securities to brokers, dealers, and financial institutions meeting specified credit conditions, and may enter into repurchase agreements. . Such activities may create taxable income in excess of the cash they generate. These transactions must be fully collateralized at all times but involve some risk to the Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering its assets or realizing on the collateral. The Fund may also purchase securities for future delivery, which may increase its overall investment exposure and involves a risk of loss if the value of the securities declines prior to the settlement date.

Investment in Other Investment Companies. The Fund may invest in other investment companies or pooled vehicles, including closed-end funds, that are advised by SCMI or its affiliates or by unaffiliated parties. The Fund may invest in the shares of other investment companies that invest in securities in which the Fund is permitted to invest, subject to the limits and conditions required under the Investment Company Act of 1940 (the "1940 Act") or any orders, rules or regulations thereunder. As a shareholder in an investment company, the Fund would bear its ratable share of the investment company's expenses, including its advisory and administrative fees. At the same time, the Fund would continue to pay its own fees and expenses.

Liquidity. The Fund will not invest more than 15% of its net assets in securities determined by SCMI to be illiquid. Certain securities that are restricted as to resale may nonetheless be resold by the Fund in accordance with Rule 144A under the Securities Act of 1933, as amended. Such securities may be determined by SCMI to be liquid for purposes of compliance with the limitation on the Fund's investment in illiquid securities. There can, however, be no assurance that the Fund will be able to sell such securities at any time when SCMI deems it advisable to do so or at prices prevailing for comparable securities that are more widely held.

Alternative  Investments.  At  times  SCMI  may  judge  that  conditions  in the securities markets make pursuing the Fund's basic investment strategy inconsistent with the best interests of its shareholders. At such times SCMI may temporarily use alternative strategies that are primarily designed to reduce fluctuations in the value of the Fund's assets. In implementing these defensive strategies, the Fund may invest without limit in securities of any kind traded primarily in U.S. markets or in other markets outside China and Taiwan, including in cash, money market instruments or any other securities SCMI considers consistent with such defensive strategies. It is impossible to predict when, or for how long, these alternative strategies would be used.

Portfolio Turnover. The length of time the Fund has held a particular security is not generally a consideration in investment decisions. The investment policies of the Fund may lead to frequent changes in the Fund's investments, particularly in periods of volatile market movements. A change in the securities held by the Fund is known as "portfolio turnover." Portfolio turnover generally involves some expense to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities. Such securities sales may result in realization of taxable capital gain. The Fund currently expects that its portfolio turnover rate for its first full fiscal year will not exceed 100%.

HOW TO BUY SHARES

Investors may purchase Advisor Shares of the Fund directly from the Trust. Prospectuses, sales material and account applications can be obtained from the Trust or through Forum Shareholder Services, LLC, the Fund's transfer agent (the "Transfer Agent"). Investments also may be made through broker-dealers and other financial institutions ("Service Organizations"). Service Organizations may charge their customers a service fee for processing orders to purchase or sell shares. Investors wishing to purchase Shares through their accounts at a Service Organization should contact that organization directly for appropriate instructions. A Service Organization is responsible for forwarding all necessary documentation to the Trust, and may charge for its services.

The Fund's Advisor Shares are offered at the net asset value next-determined after receipt of a completed account application (at the address set forth below)and your purchase request in good order. The minimum initial investment is $250,000. There is no minimum subsequent investment. A Service Organization may impose higher minimums on an initial and subsequent investment. All purchase payments are invested in full and fractional shares. The Fund is authorized to reject any purchase order.

Purchases may be made by mailing a check (in U.S. dollars), payable to the Fund to:

                  Schroder Greater China Fund -- Advisor Shares
                  P.O. Box 446
                  Portland, Maine 04112

For initial purchases, the check must be accompanied by a completed account application in proper form. Further documentation, such as corporate resolutions and instruments of authority, may be requested from corporations, administrators, executors, personal representatives, directors or custodians to evidence the authority of the person or entity making the subscription request.

You may make subsequent purchases by mailing a check, by sending a bank wire, or through your Service Organization, as indicated. All payments should clearly indicate the shareholder's name and account number.

Investors and Service Organizations (on behalf of their customers) may transmit purchase payments by Federal Reserve Bank wire directly to the Fund as follows:

                  The Chase Manhattan Bank
                  New York, NY
                  ABA No.: 021000021
                  For Credit To: Forum Shareholder Services, LLC
                  Account. No.: 910-2-718187
                  Ref.: Schroder Greater China Fund -- Advisor Shares Account of: (shareholder name)
                  Account No.: (shareholder account number)

The wire order must specify the name of the Fund, the shares' class (i.e., Advisor Shares), the account name and number, address, confirmation number, amount to be wired, name of the wiring bank, and name and telephone number of the person to be contacted in connection with the order. If the initial investment is by wire, an account number will be assigned, and a completed account application must be mailed to the Fund before any transaction will be effected. Wire orders received prior to the close of the New York Stock Exchange on a day when the Exchange is open for trading are processed at the net asset value next determined as of that day. Wire orders received after the close of the New York Stock Exchange are processed at the net asset value next determined.

The Fund's Transfer Agent establishes for each shareholder of record an open account to which all shares purchased and all reinvested dividends and other distributions are credited. Although most shareholders elect not to receive share certificates, certificates for full shares can be obtained by written request to the Fund's Transfer Agent. No certificates are issued for fractional shares.

The Transfer Agent will deem an account lost if six months have passed since correspondence to the shareholder's address of record is returned, unless the Transfer Agent determines the shareholder's new address. When an account is deemed lost, dividends and other distributions are automatically reinvested. In addition, the amount of any outstanding checks for dividends and other distributions that have been returned to the Transfer Agent are reinvested, and the checks are canceled.

DISTRIBUTOR AND DISTRIBUTION PLAN

Schroder Fund Advisors Inc. ("Schroder Advisors"), 787 Seventh Avenue, New York, New York 10019, serves as Distributor of the Fund's shares. Schroder Advisors was organized in 1989 as a registered broker-dealer to serve as administrator and distributor of the Fund and other mutual funds.

The Fund has adopted a Distribution Plan pursuant to which the Fund may pay Schroder Advisors or others compensation in an amount limited in any fiscal year to the annual rate of 0.50% of the Fund's average daily net assets attributable to its Advisor Shares. Although, the Trustees have not currently authorized payments under the Distribution Plan, payments by the Fund under the Shareholder Service Plan, which will not exceed 0.25% of a Fund's average daily net assets, will be deemed to have been made pursuant to the Distribution Plan to the extent such payments may be considered to be primarily intended to result in the sale of the Fund's Advisor Shares.


SHAREHOLDER SERVICE PLAN


The Trust has adopted a shareholder service plan (the "Service Plan") for the Advisor Shares of the Fund. Under the Service Plan, the Fund pays fees to Schroder Advisors or others at an annual rate of up to 0.25% of the average daily net assets of the Fund represented by Advisor Shares. Schroder Advisors may enter into shareholder service agreements with Service Organizations pursuant to which the Service Organizations provide administrative support services to their customers who are Fund shareholders. In return for providing these support services, a Service Organization may receive payments from Schroder Advisors at a rate not exceeding 0.25% of the average daily net assets of the Advisor Shares of the Fund for which the Service Organization is the Service Organization of record. These administrative services may include, but are not limited to, the following functions: establishing and maintaining accounts and records relating to clients of the Service Organization; answering shareholder inquiries regarding the manner in which purchases, exchanges, and redemptions of Advisor Shares of the Trust may be effected and other matters pertaining to the Trust's services; providing necessary personnel and facilities to establish and maintain shareholder accounts and records; assisting shareholders in arranging for processing purchase, exchange, and redemption transactions; arranging for the wiring of funds; guaranteeing shareholder signatures in connection with redemption orders and transfers and changes in shareholder-designated accounts; integrating periodic statements with other customer transactions; and providing such other related services as the shareholder may request. Payments to a particular Service Organization under the Service Plan are calculated by reference to the average daily net assets of Advisor Shares owned beneficially by investors who have a service relationship with the Service Organization. Some Service Organizations may impose additional conditions or fees, such as requiring clients to invest more than the minimum amounts required by the Trust for initial or subsequent investments or charging a direct fee for services. Such fees would be in addition to any amounts which might be paid to the Service Organization by Schroder Advisors. Please contact your Service Organization for details.


RETIREMENT PLANS AND INDIVIDUAL RETIREMENT ACCOUNTS

Advisor Shares are offered in connection with tax-deferred retirement plans, including traditional and Roth IRAs. Application forms and further information about these plans, including applicable fees, are available upon request. Before investing in the Fund through one of these plans, investors should consult their tax advisors.

The Fund may be used as an investment vehicle for an IRA including SEP-IRA. An IRA naming BankBoston as custodian is available from the Trust or the Transfer Agent. The minimum initial investment for an IRA is $2,000; the minimum subsequent investment is $250. Generally, contributions and investment earnings in a traditional IRA grow tax-deferred until withdrawn. In contrast, contributions to a Roth IRA are not tax-deductible, but investment earnings generally grow tax-free. IRAs are available to individuals (and their spouses) who receive compensation or earned income whether or not they are active participants in a tax-qualified or government-approved retirement plan. An IRA contribution by an individual or spouse who participates in a tax-qualified or government-approved retirement plan may not be deductible, depending upon the individual's income. Individuals also may establish an IRA to receive a "rollover" contribution of distributions from another IRA or qualified plan. Consult your tax advisor.

EXCHANGES

You may exchange the Fund's Advisor Shares for Advisor Shares of any fund offered by the Schroder family of funds so long as the investment meets the initial investment minimum of the fund being purchased, and the shareholder maintains the applicable minimum account balance in the fund in which the Shares are held. Exchanges between funds are made at net asset value.


For federal income tax purposes an exchange is considered to be a sale of shares on which a shareholder may realize a capital gain or loss. If a shareholder owns Advisor Shares through a Service Organization, the shareholder must make an exchange through the Service Organization. If a shareholder owns Advisor Shares directly, the shareholder may make an exchange by calling the Transfer Agent at 1-800-344-8332 (see "How to Sell Shares -- Telephone Requests") or by mailing written instructions to Schroder Capital Funds (Delaware), P.O. Box 446, Portland, Maine 04112. Exchange privileges may be exercised only in those states where shares of the other funds of the Schroder family of funds may legally be sold. Exchange privileges may be amended or terminated at any time upon sixty
(60) days' notice.


HOW TO SELL SHARES

A shareholder can sell his or her Advisor Shares in the Fund to the Fund any day the New York Stock Exchange is open, either through the Service Organization or directly to the Fund. If Shares are held in the name of a Service Organization, a shareholder may only sell the shares through that Service Organization. The Trust will only redeem shares for which it has received payment.

Advisor Shares are redeemed at their next determined net asset value after receipt by the Fund (see the address set forth under "How to Buy Shares") of a redemption request in proper form. Redemption requests that are received prior to the close of the Exchange on a day on which the Exchange is open are processed at the net asset value determined as of that day. Redemption requests that are received after the close of the Exchange are processed at the net asset value next determined. See "Net Asset Value".

TELEPHONE REQUESTS

Redemption requests may be made by a shareholder of record by telephoning the Transfer Agent at the telephone number on the cover page of this Prospectus. A shareholder must provide the Transfer Agent with the class of shares, the dollar amount or number of shares to be redeemed, shareholder account number, and some additional form of identification such as a password. A redemption by telephone may be made only if the telephone redemption privilege option has been elected on the account application or otherwise in writing. In an effort to prevent unauthorized or fraudulent redemption requests by telephone, reasonable procedures will be followed by the Transfer Agent to confirm that telephone instructions are genuine. The Transfer Agent and the Trust generally will not be liable for any losses due to unauthorized or fraudulent redemption requests, but either or both may be liable if they do not follow these procedures. Shares for which certificates have been issued may not be redeemed by telephone. In times of drastic economic or market change it may be difficult to make redemptions by telephone. If a shareholder cannot reach the Transfer Agent by telephone, redemption requests may be mailed or hand-delivered to the Transfer Agent.

WRITTEN REQUESTS

Redemptions may be made by a shareholder of record by letter to the Fund specifying the class of Shares, the dollar amount or number of Shares to be redeemed, and the shareholder account number. The letter must also be signed in exactly the same way the account is registered (if there is more than one owner of the Shares, all must sign) and, in certain cases, signatures must be guaranteed by an institution that is acceptable to the Transfer Agent. Such institutions include certain banks, brokers, dealers (including municipal and government securities brokers and dealers), credit unions and savings associations. Notaries public are not acceptable. Further documentation may be requested to evidence the authority of the person or entity making the redemption request. Questions concerning the need for signature guarantees or documentation of authority should be directed to the Fund at the above address or by calling the 1-800-290-9826.

If Advisor Shares to be redeemed are held in certificate form, the certificates must be enclosed with the redemption request, and the assignment form on the back of the certificates (or an assignment separate from the certificates but accompanied by the certificates) must be signed by all owners in exactly the same way the owners' names are written on the face of the certificates. Requirements for signature guarantees and/or documentation of authority as described above could also apply. For your protection, the Trust suggests that certificates be sent by registered mail.

Additional Redemption Information. Checks for redemption proceeds normally are mailed within seven days. No redemption proceeds are mailed until checks in payment for the purchase of the Advisor Shares to be redeemed have been cleared, which may take up to 15 calendar days from the purchase date. Unless other instructions are given in proper form, a check for the proceeds of a redemption is sent to the shareholder's address of record.

The Fund may suspend the right of redemption during any period when: (1) trading on the New York Stock Exchange is restricted or that the New York Stock Exchange is closed; (2) the SEC has by order permitted such suspension; or (3) an emergency (as defined by rules of the SEC) exists making disposal of portfolio investments or determination of the Fund's net asset value not reasonably practicable.

If the Board of Trustees determines that it would be detrimental to the best interest of the remaining shareholders of the Fund to make payment wholly or partly in cash, the Fund may redeem Advisor Shares in whole or in part by a distribution in kind of portfolio securities in lieu of cash. The Fund will, however, redeem Advisor Shares solely in cash up to the lesser of $250,000 or 1% of net assets during any 90-day period for any one shareholder. In the event that payment for redeemed Advisor Shares is made wholly or partly in portfolio securities, the shareholder may be subject to additional risks and costs in converting the securities to cash.
See "Additional Purchase and Redemption Information" in the SAI.

The proceeds of a redemption may be more or less than the amount invested and, therefore, a redemption may result in a gain or loss for federal income tax purposes.

Due to the relatively high cost of maintaining smaller accounts, the Fund reserves the right to redeem shares in any account (other than an IRA) if at any time the account does not have a value of at least $100,000, unless the value of the account falls below that amount solely as a result of market activity.

Shareholders will be notified that the value of the account is less than the required minimum and will be allowed at least 30 days to make an additional investment to increase the account balance to at least the required minimum amount.

The Trust may also redeem shares if a shareholder owns shares of any Fund above a maximum amount set by the Trustees. There is currently no maximum, but the Trustees may establish one at any time, which could apply to both present and future shareholders.

OTHER INFORMATION

DETERMINATION OF NET ASSET VALUE

The Fund calculates the net asset value of its Advisor Shares by dividing the total value of its assets attributable to its Advisor Shares, less its liabilities attributable to those shares, by the number of its Advisor Shares outstanding. Shares are valued as of the close of the New York Stock Exchange ( normally 4:00 p.m. Eastern time) each day the Exchange is open. Portfolio securities for which market quotations are readily available are stated at market value. Short-term investments that will mature in 60 days or less are stated at amortized cost, which approximates market value. All other securities and assets are valued at their fair values determined by SCMI. The net asset value of the Fund's Advisor Shares will generally differ from that of its other classes of shares due to the variance in daily net income realized by and dividends paid on each class of shares, and differences in the expenses of the different classes. All assets and liabilities of the Fund denominated in foreign currencies are valued in U.S. dollars based on the exchange rate last quoted by a major bank prior to the time when the net asset value of the Fund is calculated.

DIVIDENDS, DISTRIBUTIONS AND TAXES

The Fund distributes any net investment income and any net realized capital gain at least annually. Distributions from net capital gain are made after applying any available capital loss carryovers.

Distribution options: (1) reinvest all distributions in additional Advisor Shares of the Fund; (2) receive distributions from net investment income in cash while reinvesting capital-gain distributions in additional Advisor Shares; (3) receive distributions from net investment income in additional Advisor Shares while receiving capital-gain distributions in cash; or (4) receive all distributions in cash. An investor can change the distribution option by notifying the Transfer Agent in writing. If the investor does not select an option when the account is opened, all distributions by the Fund will be reinvested in Advisor Shares of the Fund. Investors will receive a statement confirming reinvestment of distributions in additional Fund shares promptly following the period in which the reinvestment occurs.

TAXES

The Fund intends to qualify as a "regulated investment company" for federal income tax purposes and to meet all other requirements that are necessary for it to be relieved of federal taxes on income and gain it distributes to shareholders. The Fund will distribute substantially all of its net investment income and net capital gain income on a current basis.

All Fund distributions will be taxable to a shareholder as ordinary income, except that any distributions of net long-term capital gain will be taxed as such, regardless of how long the shareholder has held the shares. Long-term capital gain will be subject to a maximum rate of 28% or 20%, depending upon the holding period of the portfolio investment generating the gain. Distributions will be taxable as described above whether received in cash or in shares through the reinvestment of distributions.

Early in each year the Trust will notify each shareholder of the amount and tax status of distributions paid to the shareholder by the Fund for the preceding year.

The foregoing is a summary of certain federal income tax consequences of investing in the Fund. Investors should consult their tax advisors to determine the precise effect of an investment in the Fund on their particular tax situation.

Certain Information Regarding Foreign Taxes. Foreign governments may impose taxes on the Fund and its investments, which generally would reduce the income of the Fund. However, an offsetting tax credit or deduction may be available to investors.

The Fund, provided that it is eligible to do so, intends to elect to permit its shareholders to take a credit (or a deduction) for the Fund's share of foreign income taxes paid by the Fund. If the Fund does make such an election, its shareholders would include as gross income in their federal income tax returns both: (1) distributions received from the Fund and (2) the amount that the Fund advises is their pro rata portion of foreign income taxes paid with respect to or withheld from dividends and interest paid to the Fund from its foreign investments. Shareholders then would be entitled, subject to certain limitations ( including, with respect to a foreign tax credit, a holding period requirement), to take a foreign tax credit against their federal income tax liability for the amount of such foreign taxes or else to deduct such foreign taxes as an itemized deduction from gross income.

MANAGEMENT OF THE TRUST

The Board of Trustees of the Trust is responsible for generally overseeing the conduct of the Trust's business. Information regarding the Trustees and executive officers of the Trust may be found in the SAI under "Management --Trustees and Officers".


Schroder Capital Management International Inc. is the investment adviser to the Fund. SCMI is a wholly owned U.S. subsidiary of Schroders U.S. Holdings Inc., which engages through its subsidiary firms in the investment banking, asset management and securities businesses. Affiliates of Schroders U.S. Holdings Inc. (or their predecessors) have been investment managers since 1927. SCMI and its United Kingdom affiliate, Schroder Capital Management International, Ltd., served as investment managers for over $27 billion in the aggregate as of June 30, 1998. Schroders U.S. Holdings Inc. is an indirect, wholly owned U.S. subsidiary of Schroders plc, a publicly owned holding company organized under the laws of England. Schroders plc and its affiliates ("Schroder Group") engage in international merchant banking and investment management businesses, and as of June 30, 1998, had under management assets of approximately $195 billion.
Schroder Fund Advisors Inc. ("Schroder Advisors") is a wholly owned subsidiary of SCMI.


For its investment advisory services SCMI is entitled to a monthly fee at the annual rate of 0.90% of the Fund's average daily net assets.

Administrative  Services.  The Trust, on behalf of the Fund, has entered into an administration agreement with Schroder Advisors pursuant to which Schroder Advisors provides certain management and administrative services necessary the Fund. The Trust, on behalf of the Fund, has entered into a subadministration agreement with Forum Administrative Services, LLC, Two Portland Square, Portland, Maine 04101 ("FAdS"), pursuant to which FAdS provides certain management and administrative services necessary for the Fund's operations. Schroder Advisors is entitled to compensation at an annual rate of 0.25% of the Fund's average daily net assets. FAdS is entitled to compensation at the annual rate of 0.10% of the Fund's average daily net assets.

In order to limit the Fund's expenses, SCMI and Schroder Advisors have voluntarily agreed to reduce their compensation (and, if necessary, to pay certain expenses of the Fund) with respect to the Fund to the extent that the Fund's expenses chargeable to Advisor Shares exceed the annual rate of 2.25% FAdS may waive voluntarily all or a portion of its subadvisory fees, from time to time. The Trust pays all expenses not assumed by SCMI and Schroder Advisors, including Trustees' fees, auditing, legal, custodial, and investor servicing, and shareholder reporting expenses.

The current portfolio manager at SCMI with primary responsibility for managing the Fund is Heather F. Crighton. Ms. Crighton, who has managed the Fund since its inception, is a Vice President of SCMI and has been employed by SCMI in the investment research and portfolio management areas since 1992.

SCMI places all orders for purchases and sales of the Fund' securities. In selecting broker-dealers, SCMI may consider research and brokerage services furnished to it and its affiliates. Schroder & Co. Inc. and Schroder Securities Limited, affiliates of SCMI, may receive brokerage commissions from the Fund in accordance with procedures adopted by the Trustees under the 1940 Act which require periodic review of these transactions. Subject to seeking the most favorable price and execution available, SCMI may consider sales of shares of the Fund as a factor in the selection of broker-dealers.

YEAR 2000

The Fund receives services from its investment adviser, administrators, distributor, transfer agent and custodian which rely on the smooth functioning of their respective systems and the systems of others to perform those services. It is generally recognized that certain systems in use today may not perform their intended functions adequately after the year 1999 because of the inability of the software to distinguish the year 2000 from the year 1900. SCMI is taking steps that is believes are reasonably designed to address this potential Year 2000 problem and to obtain satisfactory assurances that comparable steps are being taken by each of the Fund's other major service providers. There can be no assurance, however, that these steps will be sufficient to avoid any adverse impact on the Fund from this problem.

PERFORMANCE INFORMATION

Total return data relating to Advisor Shares of the Fund may from time to time be included in advertisements about the Fund. The Fund's total return with respect to Advisor Shares is calculated for the past year, the past five years, and the past ten years (or if the Fund's Advisor Shares have been offered for a period shorter than five or ten years, that period will be substituted) since the establishment of the Fund, as more fully described in the SAI. Total return quotations assume that all dividends and distributions are reinvested when paid.

All data are based on past investment results and do not predict future performance. Investment performance of the Fund's Advisor Shares, which will vary, is based on many factors, including market conditions, the composition of the Fund's portfolio, and the Fund's operating expenses attributable to its Advisor Shares. Investment performance also often reflects the risks associated with the Fund's investment objectives and policies. Quotations of total return for any period when an expense limitation is in effect will be greater than if the limitation had not been in effect. These factors should be considered when comparing the investment results of the Fund's Advisor Shares to those of various classes of other mutual funds and other investment vehicles. Performance for the Fund's Advisor Shares may be compared to various indices. See the SAI for a fuller discussion of performance information.

ADDITIONAL INFORMATION ABOUT THE TRUST

The Trust was organized as a Maryland corporation on July 30, 1969, reorganized on February 29, 1988 as Schroder Capital Funds, Inc. and reorganized as a Delaware business trust on January 9, 1996. The Trust has an unlimited number of shares of beneficial interest that may, without shareholder approval, be divided into an unlimited number of series of such shares, which, in turn, may be divided into an unlimited number of classes of such shares. The Trust's shares of beneficial interest are presently divided into ten different series. The Fund's shares are presently divided into two classes, Advisor Shares, which are offered through this Prospectus, and Investor Shares, which are offered through a separate prospectus. Unlike Advisor Shares, Investor Shares are not subject to shareholder service and distribution fees, which will affect their performance relative to Investor Shares. To obtain more information about Investor Shares, contact Schroder Capital Funds (Delaware) at 1-800 290-9826. The Trust's principal office is located at Two Portland Square, Portland, Maine 04101, and its telephone number is 1-207-879-8903.

Each share has one vote, with fractional shares voting proportionally. Shareholders of a class of shares or series generally have separate voting rights with respect to matters that affect only that class or series. See "Organization and Capitalization" in the SAI. Shares are freely transferable and are entitled to dividends and other distributions as declared by the Trustees. Dividends paid by the Fund on its two classes of shares will normally differ in amount due to the differing expenses borne by the two classes. If the Fund were liquidated, each class of shares would receive the net assets of the Fund attributable to that class. The Trust may suspend the sale of the Fund's shares at any time and may refuse any order to purchase shares. Although the Trust is not required to hold annual meetings of its shareholders, shareholders have the right to call a meeting to elect or remove Trustees, or to take other actions as provided in the Declaration of Trust.

TABLE OF CONTENTS

INVESTMENT OBJECTIVE
  AND POLICIES.................................

HOW TO BUY SHARES..............................

HOW TO SELL SHARES.............................

OTHER INFORMATION..............................

MANAGEMENT OF THE TRUST........................

                                     [Logo]





                        SCHRODER CAPITAL FUNDS (DELAWARE)



                           SCHRODER GREATER CHINA FUND


                        Schroder Capital Funds (Delaware)
                                  P.O. Box 446
                              Portland, Maine 04112
                                 1-800-290-9826




                                 ADVISOR SHARES




                                   PROSPECTUS
                                November 30, 1998

Investment Advisor
Schroder Capital Management International Inc.
787 Seventh Avenue, 34th Floor
New York, New York 10019

Administrator & Distributor
Schroder Fund Advisors Inc.
787 Seventh Avenue, 34th Floor
New York, New York 10019

Subadministrator
Forum Administrative Services, LLC
Two Portland Square
Portland, Maine 04101

Custodian
The Chase Manhattan Bank
Chase MetroTech Center
Brooklyn, New York 11245
and
Global Custody Division
125 London Wall
London EC2Y 5AJ, United Kingdom

Transfer & Dividend Disbursing Agent
Forum Shareholder Services, LLC
PO Box 446
Portland, Maine 04112

Counsel
Ropes & Gray
One International Place
Boston, Massachusetts 02109

Independent Accountants

PricewaterhouseCoopers LLP
One Post Office Square
Boston, Massachusetts 02109

                        SCHRODER CAPITAL FUNDS (DELAWARE)

                           Schroder Greater China Fund

                                   PROSPECTUS

                                 Investor Shares


                                November 30, 1998



Schroder Greater China Fund ( the "Fund") seeks growth of capital by investing in securities of issuers domiciled or doing business in , Hong Kong SAR, and Taiwan. The Fund is a diversified series of shares of Schroder Capital Funds (Delaware). Schroder Capital Management International Inc. serves as investment adviser to the Fund.


This Prospectus explains concisely the information that a prospective investor should know before investing in Investor Shares of the Fund. Please read it carefully and keep it for future reference. Investors can find more detailed information about Schroder Capital Funds (Delaware) (the "Trust") in the November 30, 1998 Statement of Additional Information, as amended from time to time. For a free copy of the Statement of Additional Information, please call 1-800-290-9826. The Statement of Additional Information has been filed with the Securities and Exchange Commission and is incorporated into this Prospectus by reference. The Prospectus and the Statement of Additional Information are available along with other related materials for reference on the Securities and Exchange Commission's ("SEC") Internet Web Site (http://www.sec.gov).


SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY FINANCIAL INSTITUTION, ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND INVOLVE RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

================================================================================



               FUNDS AVAILABLE THROUGH SCHRODER FUND ADVISORS INC.
        Please call for complete information and to obtain a prospectus.
             Please read the prospectus carefully before you invest.




Schroder Capital Funds (Delaware) 1-800-290-9826                   Schroder Series Trust  1-800-464-3108


  Schroder International Fund                                        Schroder Large Capitalization Equity Fund
  Schroder Emerging Markets Fund                                     Schroder Small Capitalization Value Fund
  Schroder International Smaller Companies Fund                      Schroder MidCap Value Fund
  Schroder International Bond Fund                                   Schroder Investment Grade Income Fund
  Schroder U.S. Diversified Growth Fund                              Schroder Short-Term Investment Fund
  Schroder U.S. Smaller Companies Fund
  Schroder Micro Cap Fund


================================================================== ==============================================================

SUMMARY OF EXPENSES

Expenses are one of several factors to consider when investing in Investor Shares of the Fund. The "Shareholder Transaction Expenses" table below summarizes the maximum transaction costs you would incur by investing in Investor Shares of the Fund. "Annual Operating Expenses" show the expenses the Fund expects to incur during its first full fiscal year. The Example shows the cumulative expenses attributable to a hypothetical $1,000 investment in the Fund over specified periods.

Shareholder Transaction Expenses

  Maximum Sales Load Imposed on Purchases                              None
  Maximum Sales Load Imposed on Reinvested Dividends                   None
  Deferred Sales Load                                                  None
  Purchase Charge (based on amount invested)                           None
  Redemption Charge (based on net asset value of shares redeemed)      None

Annual Operating Expenses
(as a percentage of average net assets)


Management Fees (after expense limitation) (1)(2)                      0.91%
12b-1 Fees                                                              None
Other Expenses (after expense limitation)                              1.09%
----------------------
Total Fund Operating Expenses (after expense limitation) (2)           2.00%

----------------------------

(1) Management Fees reflect the fees paid by the Fund for investment advisory and administrative services.

(2) Management Fees and Total Operating Expenses reflect expense limitations currently in effect. See "Management of the Fund -- Expenses." In the absence of the expense limitation, Management Fees, Other Expenses, and Total Fund Operating Expenses would be 1.15% , 1.09%, and 2.24%, respectively.


EXAMPLE

Your investment of $1,000 would incur the following expenses, assuming 5% annual return and redemption at the end of each period.


                                                       1 year      3 years
  Assuming no redemption                                 $20          $63
  Assuming full redemption at end of period              $20          $63

The table and Example do not represent past or future expense levels. Actual expenses may be greater or less than those shown. Federal regulations require the Example to assume a 5% annual return, but actual annual return will vary.

INVESTMENT OBJECTIVE AND POLICIES


Schroder Greater China Fund's investment objective is to seek long-term growth of capital. The Fund is designed for investors seeking growth of capital primarily through a diversified portfolio of common stocks and other securities of companies located in f China, Hong Kong SAR and Taiwan. Dividend and interest income is only an incidental consideration. The Fund is not intended to be a complete investment program, and there is no assurance it will achieve its objective.

The Fund will invest primarily in securities of companies located in China, Hong Kong SAR (referred to collectively in this prospectus as "China"), and Taiwan. The Fund's investments will normally include common stocks, preferred stocks, securities convertible into common stocks or preferred stocks, and warrants to purchase common stocks or preferred stocks. The Fund may also invest to a lesser extent in debt securities and other types of investments if SCMI believes they would help achieve the Fund's objective. The Fund may hold a portion of its assets in cash and money market instruments.


It is anticipated that under normal market conditions the Fund will invest at least 65% of its total assets in securities of companies located in China and Taiwan. The Fund will consider an issuer of securities to be located in China or Taiwan if it is organized under the laws of China or Taiwan (or any political subdivision thereof); its primary securities trading market is in China or Taiwan; at least 50% of the issuer's revenues or profits are derived from goods produced or sold, investments made, or services performed in China or Taiwan; or at least 50% of its assets are situated in China or Taiwan. Because the Fund's investments will be concentrated in securities of issuers located in China and Taiwan, the Fund will be more susceptible to the risks of investing in those countries than would a fund investing in a geographically more diversified portfolio. See "Special Risks of investing in China and Taiwan," below.


The Fund will not limit its investments to any particular type of company. The Fund may invest in companies, large or small, which SCMI believes offer the potential for long-term growth of capital. These companies, many of which have equity market capitalizations below $1 billion, may present greater opportunities for growth of capital than other companies, but may also involve greater risk. They may have limited product lines, markets or financial resources, or may depend on a limited management group. Their securities may trade less frequently and in limited volume, and only in the over-the-counter market or on a regional securities exchange. As a result, these securities may fluctuate in value more than those of larger, more established companies.

Debt securities in which the Fund may invest will generally be rated at least Baa or BBB by a nationally recognized rating agency, such as Standard & Poor's ("S&P") or Moody's Investors Service, Inc. ("Moody's"). Debt securities rated Baa or BBB (and comparable unrated securities) have speculative characteristics and may be more likely to exhibit a weakened capacity to pay interest and repay principal under adverse economic conditions. To the extent a security is assigned a different rating by one or more of the various rating agencies, SCMI will use the highest rating assigned by any agency in determining compliance with the foregoing investment limitations.

Special Risks of Investing in China and Taiwan. Investment in China and Taiwan entails significant risks. China is a communist country, and there can be no assurance that economic or market reforms which have occurred in recent years will continue, or that they will not be scaled back. In particular, it is possible that political instability, including changes of leadership at various levels of government within

China or a political reaction against capitalism, will lead to economic uncertainty or to changes in economic or market conditions which are adverse to investments in securities of companies organized or doing business in China.

Relations between China and certain other Asian nations have historically been unfriendly and at times hostile. Increased hostility between China and such nations would likely have an adverse impact on the values of the Fund's investments in China.

The People's Republic of China gained control of Hong Kong in July 1997. Changes to political, economic, or market conditions in Hong Kong as a result of China's control could adversely affect the values of investments in companies organized or doing business there.

China continues to claim sovereignty over Taiwan, and continuing hostility between China and Taiwan may have an adverse effect on investments in either country, or make investment in such countries impracticable or impossible. Escalation of hostility between the two countries would likely have a significant adverse impact on the values of the Fund's investments in both countries.

Investments in China and Taiwan are also subject to the risks described below under "Foreign securities."

Investment in China and Taiwan involves risks not present in most other mutual funds. The Fund is suitable only for long-term investors who can bear the risks of an investment in those countries. An investment in the Fund should make up only one portion of an otherwise diversified portfolio of investments. The net asset value of the Fund will likely fluctuate substantially.


OTHER INVESTMENT PRACTICES AND RISK CONSIDERATIONS

The Fund may engage in the following investment practices, each of which involves certain special risks. The SAI contains more detailed information about these practices (some of which may be considered "derivative" investments).

Foreign securities. Investments in foreign securities entail certain risks. There may be less information publicly available about a foreign issuer than about a U.S. issuer, and foreign issuers are not generally subject to accounting, auditing, and financial reporting standards and practices comparable to those in the United States. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers. Foreign brokerage commissions and other fees are also generally higher than in the United States. Foreign settlement procedures and trade regulations may involve certain risks (such as delay in payment or delivery of securities or in the recovery of the Fund's assets held abroad) and expenses not present in the settlement of domestic investments. The willingness and ability of sovereign issuers to pay principal and interest on government securities depends on various economic factors, including without limitation the issuer's balance of payments, overall debt level, and cash flow considerations related to the availability of tax or other revenues to satisfy the issuer's obligations.

In addition, there may be a possibility of nationalization or expropriation of assets, imposition of currency exchange controls, confiscatory taxation, political or financial instability, and diplomatic developments that could affect the value of the Fund's investments in certain foreign countries. Legal remedies available to investors in certain foreign countries may be more limited than those available with respect to investments in the United States or in other foreign countries. In the case of securities issued by a foreign governmental entity, the issuer may in certain circumstances be unable or unwilling to meet its obligations on the securities in accordance with their terms, and the Fund may have limited recourse available to it in the event of default. The laws of some foreign countries may limit the Fund's ability to invest in securities of certain issuers located in those foreign countries. Special tax considerations apply to foreign securities. The Fund may buy or sell foreign currencies and options and futures contracts on foreign currencies for hedging purposes in connection with its foreign investments. Except as otherwise provided in this prospectus, there is no limit on the amount of the Fund's assets that may be invested in foreign securities.

A change in the value of foreign currencies against the U.S. dollar will result in a change in the U.S. dollar value of the Fund's assets and the Fund's income available for distribution. In addition, although at times most of the Fund's income may be received or realized in these currencies, the Fund will be required to compute and distribute its income in U.S. dollars. Therefore, if the exchange rate for any such currency declines after the Fund's income has been earned and translated into U.S. dollars but before payment, the Fund could be required to liquidate portfolio securities to make such distributions. Similarly, if an exchange rate declines between the time the Fund incurs expenses in U.S. dollars and the time such expenses are paid, the amount of such currency required to be converted into U.S. dollars in order to pay such expenses in U.S. dollars will be greater than the equivalent amount in any such currency of such expenses at the time they were incurred.

  Income received by the Fund from sources within foreign countries may be reduced by withholding and other taxes imposed by such countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. Any such taxes paid by the Fund will reduce its net income available for distribution to shareholders.

China and Taiwan are "emerging markets" countries, and so subject to additional risks. The prices of securities of issuers in emerging market countries are subject to greater volatility than those of issuers in many more developed countries. Investments in emerging market countries are subject to the same risks applicable to foreign investments generally, although those risks may be increased due to conditions in such countries. For example, the securities markets and legal systems in emerging market countries may only be in a developmental stage and may provide few, or none, of the advantages or protections of markets or legal systems available in more developed countries. Although many of the securities in which the Fund may invest are traded on securities exchanges, they may trade in limited volume, and the exchanges may not provide all of the conveniences or protections provided by securities exchanges in more developed markets. The Fund may also invest a substantial portion of its assets in securities traded in the over-the-counter markets in such countries and not on any exchange, which may affect the liquidity of the investment and expose the Fund to the credit risk of its counterparties in trading those investments. Emerging market countries may experience extremely high rates of inflation, which may adversely affect these countries' economies and securities markets.

Foreign Currency Exchange Transactions. Changes in currency exchange rates will affect the U.S. dollar values of securities denominated in foreign currencies. Exchange rates between the U.S. dollar and other currencies fluctuate in response to forces of supply and demand in the foreign exchange markets. These forces are affected by the international balance of payments and other economic and financial conditions, government intervention, speculation, and other factors, many of which may be difficult (if not impossible) to predict. The Fund may engage in foreign currency exchanges transactions to protect against uncertainty in the level of future exchange rates. Although the strategy of engaging in foreign currency exchange transactions could reduce the risk of loss due to a decline in the value of the hedged currency, it could also limit the potential gain from an increase in the value of the currency.

Currently, only a limited market exists for currency exchange transactions relating to Chinese and Taiwanese currencies. This may limit the Fund's ability to hedge its investments in those markets or otherwise to engage in the foreign currency exchange transactions described below.


In particular, the Fund may enter into foreign currency exchange transactions to protect against a change in exchange ratios that may occur between the date on which the Fund contracts to trade a security and the settlement date ("transaction hedging") or in anticipation of placing a trade ("anticipatory hedging"); to "lock in" the U.S. dollar value of interest and dividends to be paid in a foreign currency; or to hedge against the possibility that a foreign currency in which portfolio securities are denominated or quoted may suffer a decline against the U.S. dollar ("position hedging").


SCMI may seek to enhance the Fund's investment return through active currency management. SCMI may buy or sell foreign currencies for the Fund, on a spot or forward basis, in an attempt to profit from inefficiencies in the pricing of various currencies or of debt securities denominated in those currencies.

When investing in foreign securities, the Fund usually effects currency exchange transactions on a "spot" (i.e., cash) basis at the spot rate prevailing in the foreign exchange market. The Fund incurs foreign exchange expenses in converting assets from one currency to another.

A forward currency contract is an obligation to purchase or sell a specific currency at a future date (which may be any fixed number of days from the date of the contract agreed upon by the parties) at a price set at the time of the contract. Forward contracts do not eliminate fluctuations in the underlying prices of securities and expose the Fund to the risk that the counterparty is unable to perform. Forward contracts are not exchange traded, and there can be no assurance that a liquid market will exist at a time when the Fund seeks to close out a forward contract. These contracts involve a risk of loss if SCMI fails to predict accurately changes in relative currency values, the direction of stock prices or interest rates and other economic factors.

From time to time, the Fund's currency hedging transactions may call for the delivery of one foreign currency in exchange for another foreign currency and may at times involve currencies in which its portfolio securities are not then denominated ("cross hedging"). From time to time, the Fund may also engage in "proxy" hedging, whereby the Fund would seek to hedge the value of portfolio holdings denominated in one currency by entering into an exchange contract on a second currency, the valuation of which SCMI believes correlates to the value of the first currency. Cross hedging and proxy hedging transactions involve the risk of imperfect correlation between changes in the values of the currencies to which such transactions relate and changes in the value of the currency or other asset or liability that is the subject of the hedge.

Investments in Smaller Companies. The Fund may invest all or a substantial portion of its assets in securities issued by small companies. Such companies may offer greater opportunities for capital appreciation than larger companies, but investments in such companies may involve certain special risks. Such companies may have limited product lines, markets, or financial resources and may be dependent on a limited management group. While the markets in securities of such companies have grown rapidly in recent years, such securities may trade less frequently and in smaller volume than more widely held securities. The values of these securities may fluctuate more sharply than those of other securities, and the Fund may experience some difficulty in establishing or closing out positions in these securities at prevailing market prices. There may be less publicly available information about the issuers of these securities or less market interest in such securities than in the case of larger companies, and it may take a longer period of time for the prices of such securities to reflect the full value of their issuers' underlying earnings potential or assets.

Some securities of smaller issuers may be restricted as to resale or may otherwise be highly illiquid. The ability of the Fund to dispose of such securities may be greatly limited, and the Fund may have to continue to hold such securities during periods when SCMI would otherwise have sold the securities. It is possible that SCMI or its affiliates or clients may hold securities issued by the same issuers, and may in some cases have acquired the securities at different times, on more favorable terms, or at more favorable prices, than the Fund.

Options and Futures Transactions. The Fund may engage in a variety of transactions involving the use of options and futures contracts. The Fund may engage in such transactions for hedging purposes or, to the extent permitted by applicable law, to increase its current return.

The Fund may seek to increase its current return by writing covered call options and covered put options on its portfolio securities or other securities in which it may invest. The Fund receives a premium from writing a call or put option, which increases the Fund's return if the option expires unexercised or is closed out at a net profit. The Fund may also buy and sell put and call options on such securities for hedging purposes. When the Fund writes a call option on a portfolio security, it gives up the opportunity to profit from any increase in the price of the security above the exercise price of the option; when it writes a put option, the Fund takes the risk that it will be required to purchase a security from the option holder at a price above the current market price of the security. The Fund may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction in which it purchases an option having the same terms as the option written. The Fund may also from time to time buy and sell combinations of put and call options on the same underlying security to earn additional income.

The Fund may buy and sell index futures contracts. An "index future" is a contract to buy or sell units of a particular index at an agreed price on a specified future date. Depending on the change in value of the index between the time when the Fund enters into and terminates an index future transaction, the Fund may realize a gain or loss. The Fund may also purchase warrants, issued by banks or other financial institutions, whose values are based on the values from time to time of one or more securities indices.

The Fund may purchase and sell options on futures contracts or on securities indices in addition to or as an alternative to purchasing and selling futures contracts.

The Fund may also purchase and sell put and call options on foreign currencies, futures contracts on foreign currencies, and options on foreign currency futures contracts as an alternative, or in addition to, the foreign currency exchange transactions described above. Such transactions are similar to options and futures contracts on securities, except that they typically contemplate that one party to a transaction will deliver one foreign currency to the other in return for another currency (which may or may not be the U.S. dollar).

Risk Factors in Options and Futures Transactions. Options and futures transactions involve costs and may result in losses. The use of options and futures involves certain special risks, including the risks that the Fund may be unable at times to close out such positions, that hedging transactions may not accomplish their purpose because of imperfect market correlations, or that SCMI may not forecast market movements correctly.

The effective use of options and futures strategies is dependent on, among other things, the Fund's ability to terminate options and futures positions at times when SCMI deems it desirable to do so. Although the Fund will enter into an option or futures contract position only if SCMI believes that a liquid secondary market exists for that option or futures contract, there is no assurance that the Fund will be able to effect closing transactions at any particular time or at an acceptable price.

The Fund generally expects that its options and futures contract transactions will be conducted on recognized exchanges. In certain instances, however, the Fund may purchase and sell options in the over-the-counter markets. The Fund's ability to terminate options in the over-the-counter markets may be more limited than for exchange-traded options and may also involve the risk that securities dealers participating in such transactions would be unable to meet their obligations to the Fund. The Fund will, however, engage in over-the-counter transactions only when appropriate exchange-traded transactions are unavailable and when, in the opinion of SCMI, the pricing mechanism and liquidity of the over-the-counter markets are satisfactory and the participants are responsible parties likely to meet their contractual obligations. The Fund will treat over-the-counter options (and, in the case of options sold by the Fund, the underlying securities held by the Fund) as illiquid investments as required by applicable law.

The use of options and futures strategies also involves the risk of imperfect correlation between movements in the prices of options and futures contracts and movements in the value of the underlying securities, index, or currency, or in the prices of the securities or currencies that are the subject of a hedge. The successful use of these strategies further depends on the ability of SCMI to forecast market movements correctly.


Because the markets for certain options and futures contracts in which the Fund will invest (including markets located in foreign countries) are relatively new and still developing and may be subject to regulatory restraints, the Fund's ability to engage in transactions using such investments may be limited. The Fund's ability to engage in hedging transactions may be limited by certain regulatory and tax considerations. The Fund's hedging transactions may affect the character or amount of its distributions. The tax consequences of certain hedging transactions have been modified by the Taxpayer Relief Act of 1997 and are discussed in more detail in the SAI.


For more information about any of the options or futures portfolio transactions described above, see the SAI.

Securities Loans, Repurchase Agreements, and Forward Commitments. The Fund may lend portfolio securities to brokers, dealers, and financial institutions meeting specified credit conditions, and may enter into repurchase agreements. Such activities may create taxable income in excess of the cash they generate. These transactions must be fully collateralized at all times but involve some risk to the Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering its assets or realizing on the collateral. The Fund may also purchase securities for future delivery, which may increase its overall investment exposure and involves a risk of loss if the value of the securities declines prior to the settlement date.

Investment in Other Investment Companies. The Fund may invest in other investment companies or pooled vehicles, including closed-end funds, that are advised by SCMI or its affiliates or by unaffiliated parties. The Fund may invest in the shares of other investment companies that invest in securities in which the Fund is permitted to invest, subject to the limits and conditions required under the Investment Company Act of 1940 (the "1940 Act") or any orders, rules or regulations thereunder. As a shareholder in an investment company, the Fund would bear its ratable share of the investment company's expenses, including its advisory and administrative fees. At the same time, the Fund would continue to pay its own fees and expenses.

Liquidity. The Fund will not invest more than 15% of its net assets in securities determined by SCMI to be illiquid. Certain securities that are restricted as to resale may nonetheless be resold by the Fund in accordance with Rule 144A under the Securities Act of 1933, as amended. Such securities may be determined by SCMI to be liquid for purposes of compliance with the limitation on the Fund's investment in illiquid securities. There can, however, be no assurance that the Fund will be able to sell such securities at any time when SCMI deems it advisable to do so or at prices prevailing for comparable securities that are more widely held.

Alternative  Investments.  At  times  SCMI  may  judge  that  conditions  in the securities markets make pursuing the Fund's basic investment strategy inconsistent with the best interests of its shareholders. At such times SCMI may temporarily use alternative strategies that are primarily designed to reduce fluctuations in the value of the Fund's assets. In implementing these defensive strategies, the Fund may invest without limit in securities of any kind traded primarily in U.S. markets or in other markets outside China and Taiwan, including in cash, money market instruments or any other securities SCMI considers consistent with such defensive strategies. It is impossible to predict when, or for how long, these alternative strategies would be used.

Portfolio Turnover. The length of time the Fund has held a particular security is not generally a consideration in investment decisions. The investment policies of the Fund may lead to frequent changes in the Fund's investments, particularly in periods of volatile market movements. A change in the securities held by the Fund is known as "portfolio turnover." Portfolio turnover generally involves some expense to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities. Such securities sales may result in realization of taxable capital gain. The Fund currently expects that its portfolio turnover rate for its first full fiscal year will not exceed 100%.

HOW TO BUY SHARES

Investors may purchase Investor Shares of the Fund directly from the Trust. Prospectuses, sales material and account applications can be obtained from the Trust or through Forum Shareholder Services, LLC, the Fund's transfer agent (the "Transfer Agent"). Investments also may be made through broker-dealers and other financial institutions ("Service Organizations"). Service Organizations may charge their customers a service fee for processing orders to purchase or sell shares. Investors wishing to purchase Shares through their accounts at a Service Organization should contact that organization directly for appropriate instructions. A Service Organization is responsible for forwarding all necessary documentation to the Trust, and may charge for its services.

The Fund's Investor Shares are offered at the net asset value next-determined after receipt of a completed account application (at the address set forth below)and your purchase request in good order. The minimum initial investment is $250,000. There is no minimum subsequent investment. A Service Organization may impose higher minimums on an initial and subsequent investment. All purchase payments are invested in full and fractional shares. The Fund is authorized to reject any purchase order.

Purchases may be made by mailing a check (in U.S. dollars), payable to the Fund to:

                  Schroder Greater China Fund -- Investor Shares
                  P.O. Box 446
                  Portland, Maine 04112

For initial purchases, the check must be accompanied by a completed account application in proper form. Further documentation, such as corporate resolutions and instruments of authority, may be requested from corporations, administrators, executors, personal representatives, directors or custodians to evidence the authority of the person or entity making the subscription request.

You may make subsequent purchases by mailing a check, by sending a bank wire, or through your Service Organization, as indicated. All payments should clearly indicate the shareholder's name and account number.

Investors and Service Organizations (on behalf of their customers) may transmit purchase payments by Federal Reserve Bank wire directly to the Fund as follows:

                  The Chase Manhattan Bank
                  New York, NY
                  ABA No.: 021000021
                  For Credit To: Forum Shareholder Services, LLC
                  Account. No.: 910-2-718187
                  Ref.: Schroder Greater China Fund -- Investor Shares Account of: (shareholder name)
                  Account No.: (shareholder account number)

The wire order must specify the name of the Fund, the shares' class (i.e., Investor Shares), the account name and number, address, confirmation number, amount to be wired, name of the wiring bank, and name and telephone number of the person to be contacted in connection with the order. If the initial investment is by wire, an account number will be assigned, and a completed account application must be mailed to the Fund before any transaction will be effected. Wire orders received prior to the close of the New York Stock Exchange on a day when the New York Stock Exchange is open for trading are processed at the net asset value next determined as of that day. Wire orders received after the close of the New York Stock Exchange are processed at the net asset value next determined.

The Fund's Transfer Agent establishes for each shareholder of record an open account to which all shares purchased and all reinvested dividends and other distributions are credited. Although most shareholders elect not to receive share certificates, certificates for full shares can be obtained by written request to the Fund's Transfer Agent. No certificates are issued for fractional shares.

The Transfer Agent will deem an account lost if six months have passed since correspondence to the shareholder's address of record is returned, unless the Transfer Agent determines the shareholder's new address. When an account is deemed lost, dividends and other distributions are automatically reinvested. In addition, the amount of any outstanding checks for dividends and other distributions that have been returned to the Transfer Agent are reinvested, and the checks are canceled.

RETIREMENT PLANS AND INDIVIDUAL RETIREMENT ACCOUNTS

Investor Shares are offered in connection with tax-deferred retirement plans, including traditional and Roth IRAs. Application forms and further information about these plans, including applicable fees, are available upon request. Before investing in the Fund through one of these plans, investors should consult their tax advisors.

The Fund may be used as an investment vehicle for an IRA including SEP-IRA. An IRA naming BankBoston as custodian is available from the Trust or the Transfer Agent. The minimum initial investment for an IRA is $2,000; the minimum subsequent investment is $250. Generally, contributions and investment earnings in a traditional IRA grow tax-deferred until withdrawn. In contrast, contributions to a Roth IRA are not tax-deductible, but investment earnings generally grow tax-free. IRAs are available to individuals (and their spouses) who receive compensation or earned income whether or not they are active participants in a tax-qualified or government-approved retirement plan. An IRA contribution by an individual or spouse who participates in a tax-qualified or government-approved retirement plan may not be deductible, depending upon the individual's income. Individuals also may establish an IRA to receive a "rollover" contribution of distributions from another IRA or qualified plan. Consult your tax advisor.

EXCHANGES

You may exchange the Fund's Investor Shares for Investor Shares of any fund offered by the Schroder family of funds so long as the investment meets the initial investment minimum of the fund being purchased, and the shareholder maintains the applicable minimum account balance in the fund in which the Shares are held. Exchanges between funds are made at net asset value.


For federal income tax purposes an exchange is considered to be a sale of shares on which a shareholder may realize a capital gain or loss. If a shareholder owns Investor Shares through a Service Organization, the shareholder must make an exchange through the Service Organization. If a shareholder owns Investor Shares directly, the shareholder may make an exchange by calling the Transfer Agent at 1-800-344-8332 (see "How to Sell Shares -- Telephone Requests") or by mailing written instructions to Schroder Capital Funds (Delaware), P.O. Box 446, Portland, Maine 04112. Exchange privileges may be exercised only in those states where shares of the other funds of the Schroder family of funds may legally be sold. Exchange privileges may be amended or terminated at any time upon sixty
(60) days' notice.


STATEMENT OF INTENTION

Investor Share investors also may meet the minimum initial investment requirement based on cumulative purchases by means of a written Statement of Intention, expressing the investor's intention to invest $250,000 or more in Investor Shares of the Fund within a period of 13 months.

Investors wishing to enter into a Statement of Intention in conjunction with their initial investment in shares of the Fund should complete the appropriate portion to the account application form. Current Fund shareholders can obtain a Statement of Intention form by contacting the Transfer Agent. The Fund reserves the right to redeem Shares in any account if, at the end of the Statement of Intention period, the account does not have a value of at least the minimum investment amount.

HOW TO SELL SHARES

A shareholder can sell his or her Investor Shares in the Fund to the Fund any day the New York Stock Exchange is open, either through the Service Organization or directly to the Fund. If Shares are held in the name of a Service
Organization, a shareholder may only sell the shares through that Service Organization. The Trust will only redeem shares for which it has received payment.

Investor Shares are redeemed at their next determined net asset value after receipt by the Fund (see the address set forth under "How to Buy Shares") of a redemption request in proper form. Redemption requests that are received prior to the close of the Exchange on a day on which the Exchange is open are processed at the net asset value determined as of that day. Redemption requests that are received after the close of the Exchange are processed at the net asset value next determined. See "Net Asset Value".

TELEPHONE REQUESTS

Redemption requests may be made by a shareholder of record by telephoning the Transfer Agent at the telephone number on the cover page of this Prospectus. A shareholder must provide the Transfer Agent with the class of shares, the dollar amount or number of shares to be redeemed, shareholder account number, and some additional form of identification such as a password. A redemption by telephone may be made only if the telephone redemption privilege option has been elected on the account application or otherwise in writing. In an effort to prevent unauthorized or fraudulent redemption requests by telephone, reasonable procedures will be followed by the Transfer Agent to confirm that telephone instructions are genuine. The Transfer Agent and the Trust generally will not be liable for any losses due to unauthorized or fraudulent redemption requests, but either or both may be liable if they do not follow these procedures. Shares for which certificates have been issued may not be redeemed by telephone. In times of drastic economic or market change it may be difficult to make redemptions by telephone. If a shareholder cannot reach the Transfer Agent by telephone, redemption requests may be mailed or hand-delivered to the Transfer Agent.

WRITTEN REQUESTS

Redemptions may be made by a shareholder of record by letter to the Fund specifying the class of Shares, the dollar amount or number of Shares to be redeemed, and the shareholder account number. The letter must also be signed in exactly the same way the account is registered (if there is more than one owner of the Shares, all must sign) and, in certain cases, signatures must be guaranteed by an institution that is acceptable to the Transfer Agent. Such institutions include certain banks, brokers, dealers (including municipal and government securities brokers and dealers), credit unions and savings associations. Notaries public are not acceptable. Further documentation may be requested to evidence the authority of the person or entity making the redemption request. Questions concerning the need for signature guarantees or documentation of authority should be directed to the Fund at the above address or by calling 1-800-290-9826.

If Investor Shares to be redeemed are held in certificate form, the certificates must be enclosed with the redemption request, and the assignment form on the back of the certificates (or an assignment separate from the certificates but accompanied by the certificates) must be signed by all owners in exactly the same way the owners' names are written on the face of the certificates. Requirements for signature guarantees and/or documentation of authority as described above could also apply. For your protection, the Trust suggests that certificates be sent by registered mail.

Additional Redemption Information. Checks for redemption proceeds normally are mailed within seven days. No redemption proceeds are mailed until checks in payment for the purchase of the Investor Shares to be redeemed have been cleared, which may take up to 15 calendar days from the purchase date. Unless other instructions are given in proper form, a check for the proceeds of a redemption is sent to the shareholder's address of record.

The Fund may suspend the right of redemption during any period when: (1) trading on the New York Stock Exchange is restricted or that the New York Stock Exchange is closed; (2) the SEC has by order permitted such suspension; or (3) an emergency (as defined by rules of the SEC) exists making disposal of portfolio investments or determination of the Fund's net asset value not reasonably practicable.

If the Board of Trustees determines that it would be detrimental to the best interest of the remaining shareholders of the Fund to make payment wholly or partly in cash, the Fund may redeem Investor Shares in whole or in part by a distribution in kind of portfolio securities in lieu of cash. The Fund will, however, redeem Investor Shares solely in cash up to the lesser of $250,000 or 1% of net assets during any 90-day period for any one shareholder. In the event that payment for redeemed Investor Shares is made wholly or partly in portfolio securities, the shareholder may be subject to additional risks and costs in converting the securities to cash.
See "Additional Purchase and Redemption Information" in the SAI.

The proceeds of a redemption may be more or less than the amount invested and, therefore, a redemption may result in a gain or loss for federal income tax purposes.

Due to the relatively high cost of maintaining smaller accounts, the Fund reserves the right to redeem shares in any account (other than an IRA) if at any time the account does not have a value of at least $100,000, unless the value of the account falls below that amount solely as a result of market activity.
Shareholders will be notified that the value of the account is less than the required minimum and will be allowed at least 30 days to make an additional investment to increase the account balance to at least the required minimum amount.

The Trust may also redeem shares if a shareholder owns shares of any Fund above a maximum amount set by the Trustees. There is currently no maximum, but the Trustees may establish one at any time, which could apply to both present and future shareholders.

OTHER INFORMATION

DETERMINATION OF NET ASSET VALUE

The Fund calculates the net asset value of its Investor Shares by dividing the total value of its assets attributable to its Investor Shares, less its liabilities attributable to those shares, by the number of its Investor Shares outstanding. Shares are valued as of the close of the New York Stock Exchange ( normally 4:00 p.m. Eastern time) each day the Exchange is open. Portfolio securities for which market quotations are readily available are stated at market value. Short-term investments that will mature in 60 days or less are stated at amortized cost, which approximates market value. All other securities and assets are valued at their fair values determined by SCMI. The net asset value of the Fund's Investor Shares will generally differ from that of its other classes of shares due to the variance in daily net income realized by and dividends paid on each class of shares, and differences in the expenses of the different classes. All assets and liabilities of the Fund denominated in foreign currencies are valued in U.S. dollars based on the exchange rate last quoted by a major bank prior to the time when the net asset value of the Fund is calculated.

DIVIDENDS, DISTRIBUTIONS AND TAXES

The Fund distributes any net investment income and any net realized capital gain at least annually. Distributions from net capital gain are made after applying any available capital loss carryovers.

Distribution options: (1) reinvest all distributions in additional Investor Shares of the Fund; (2) receive distributions from net investment income in cash while reinvesting capital-gain distributions in additional Investor Shares; (3) receive distributions from net investment income in Additional Investor Shares while receiving capital-gain distributions in cash; or (4) receive all distributions in cash. An investor can change the distribution option by notifying the Transfer Agent in writing. If the investor does not select an option when the account is opened, all distributions by the Fund will be reinvested in Investor Shares of the Fund. Investors will receive a statement confirming reinvestment of distributions in additional Fund shares promptly following the period in which the reinvestment occurs.

TAXES

The Fund intends to qualify as a "regulated investment company" for federal income tax purposes and to meet all other requirements that are necessary for it to be relieved of federal taxes on income and gain it distributes to shareholders. The Fund will distribute substantially all of its net investment income and net capital gain income on a current basis.

All Fund distributions will be taxable to a shareholder as ordinary income, except that any distributions of net long-term capital gain will be taxed as such, regardless of how long the shareholder has held the shares. Long-term capital gain will be subject to a maximum rate of 28% or 20%, depending upon the holding period of the portfolio investment generating the gain. Distributions will be taxable as described above whether received in cash or in shares through the reinvestment of distributions.

Early in each year the Trust will notify each shareholder of the amount and tax status of distributions paid to the shareholder by the Fund for the preceding year.

The foregoing is a summary of certain federal income tax consequences of investing in the Fund. Investors should consult their tax advisors to determine the precise effect of an investment in the Fund on their particular tax situation.

Certain Information Regarding Foreign Taxes. Foreign governments may impose taxes on the Fund and its investments, which generally would reduce the income of the Fund. However, an offsetting tax credit or deduction may be available to investors.

The Fund, provided that it is eligible to do so, intends to elect to permit its shareholders to take a credit (or a deduction) for the Fund's share of foreign income taxes paid by the Fund. If the Fund does make such an election, its shareholders would include as gross income in their federal income tax returns both: (1) distributions received from the Fund and (2) the amount that the Fund advises is their pro rata portion of foreign income taxes paid with respect to or withheld from dividends and interest paid to the Fund from its foreign investments. Shareholders then would be entitled, subject to certain limitations ( including, with respect to a foreign tax credit, a holding period requirement), to take a foreign tax credit against their federal income tax liability for the amount of such foreign taxes or else to deduct such foreign taxes as an itemized deduction from gross income.


MANAGEMENT OF THE TRUST

The Board of Trustees of the Trust is responsible for generally overseeing the conduct of the Trust's business. Information regarding the Trustees and executive officers of the Trust may be found in the SAI under "Management --Trustees and Officers".


Schroder Capital Management International Inc. is the investment adviser to the Fund. SCMI is a wholly owned U.S. subsidiary of Schroders U.S. Holdings Inc., which engages through its subsidiary firms in the investment banking, asset management and securities businesses. Affiliates of Schroders U.S. Holdings Inc. (or their predecessors) have been investment managers since 1927. SCMI and its United Kingdom affiliate, Schroder Capital Management International, Ltd., together served as investment managers for over $27 billion as of June 30, 1998. Schroders U.S. Holdings Inc. is an indirect, wholly owned U.S. subsidiary of Schroders plc, a publicly owned holding company organized under the laws of England. Schroders plc and its affiliates ("Schroder Group") engage in international merchant banking and investment management businesses, and as of June 30, 1998, had under management assets of approximately $195 billion. Schroder Fund Advisors Inc. ("Schroder Advisors") is a wholly owned subsidiary of SCMI.

For its investment advisory services, SCMI is entitled to a monthly fee at the annual rate of 0.90% of the Fund's average daily net assets.


Administrative  Services.  The Trust, on behalf of the Fund, has entered into an administration agreement with Schroder Advisors pursuant to which Schroder Advisors provides certain management and administrative services necessary the Fund. The Trust, on behalf of the Fund, has entered into a subadministration agreement with Forum Administrative Services, LLC, Two Portland Square,
Portland, Maine 04101 ("FAdS"), pursuant to which FAdS provides certain management and administrative services necessary for the Fund's operations. Schroder Advisors is entitled to compensation at an annual rate of 0.25% of the Fund's average daily net assets. FAdS is entitled to compensation at the annual rate of 0.10% of the Fund's average daily net assets.

In order to limit the Fund's expenses, SCMI and Schroder Advisors have voluntarily agreed to reduce their compensation (and, if necessary, to pay certain expenses of the Fund) with respect to the Fund to the extent that the Fund's expenses chargeable to Investor Shares exceed the annual rate of 2.00%. FAdS may waive voluntarily all or a portion of its subadvisory fees, from time to time. The Trust pays all expenses not assumed by SCMI and Schroder Advisors, including Trustees' fees, auditing, legal, custodial, and investor servicing, and shareholder reporting expenses.

The current portfolio manager at SCMI with primary responsibility for managing the Fund is Heather F. Crighton. Ms. Crighton, who has managed the Fund since its inception, is a Vice President of SCMI and has been employed by SCMI in the investment research and portfolio management areas since 1992.

SCMI places all orders for purchases and sales of the Fund' securities. In selecting broker-dealers, SCMI may consider research and brokerage services furnished to it and its affiliates. Schroder & Co. Inc. and Schroder Securities Limited, affiliates of SCMI, may receive brokerage commissions from the Fund in accordance with procedures adopted by the Trustees under the 1940 Act which require periodic review of these transactions. Subject to seeking the most favorable price and execution available, SCMI may consider sales of shares of the Fund as a factor in the selection of broker-dealers.

YEAR 2000

The Fund receives services from its investment adviser, administrator, distributor, transfer agent and custodian which rely on the smooth functioning of their respective systems and the systems of others to perform those services. It is generally recognized that certain systems in use today may not perform their intended functions adequately after the year 1999 because of the inability of the software to distinguish the year 2000 from the year 1900. SCMI is taking steps that is believes are reasonably designed to address this potential Year 2000 problem and to obtain satisfactory assurances that comparable steps are being taken by each of the Fund's other major service providers. There can be no assurance, however, that these steps will be sufficient to avoid any adverse impact on the Fund from this problem.

PERFORMANCE INFORMATION

Total return data relating to Investor Shares of the Fund may from time to time be included in advertisements about the Fund. The Fund's total return with respect to Investor Shares is calculated for the past year, the past five years, and the past ten years (or if the Fund's Investor Shares have been offered for a period shorter than five or ten years, that period will be substituted) since the establishment of the Fund, as more fully described in the SAI. Total return quotations assume that all dividends and distributions are reinvested when paid.

All data are based on past investment results and do not predict future performance. Investment performance of the Fund's Investor Shares, which will vary, is based on many factors, including market conditions, the composition of the Fund's portfolio, and the Fund's operating expenses attributable to its Investor Shares. Investment performance also often reflects the risks associated with the Fund's investment objectives and policies. Quotations of total return for any period when an expense limitation is in effect will be greater than if the limitation had not been in effect. These factors should be considered when comparing the investment results of the Fund's Investor Shares to those of various classes of other mutual funds and other investment vehicles. Performance for the Fund's Investor Shares may be compared to various indices. See the SAI for a fuller discussion of performance information.

ADDITIONAL INFORMATION ABOUT THE TRUST

The Trust was organized as a Maryland corporation on July 30, 1969, reorganized on February 29, 1988 as Schroder Capital Funds, Inc. and reorganized as a Delaware business trust on January 9, 1996. The Trust has an unlimited number of shares of beneficial interest that may, without shareholder approval, be divided into an unlimited number of series of such shares, which, in turn, may be divided into an unlimited number of classes of such shares. The Trust's shares of beneficial interest are presently divided into ten different series. The Fund's shares are presently divided into two classes, Investor Shares, which are offered through this Prospectus, and Advisor Shares, which are offered through a separate prospectus. Unlike Investor Shares, Advisor Shares are subject to shareholder service and distribution fees, which will affect their performance relative to Investor Shares. To obtain more information about Advisor Shares, contact Schroder Capital Funds (Delaware) at 1-800-290-9826. The Trust's principal office is located at Two Portland Square, Portland, Maine 04101, and its telephone number is 1-207-879-8903.

Each share has one vote, with fractional shares voting proportionally. Shareholders of a class of shares or series generally have separate voting rights with respect to matters that affect only that class or series. See "Organization and Capitalization" in the SAI. Shares are freely transferable and are entitled to dividends and other distributions as declared by the Trustees. Dividends paid by the Fund on its two classes of shares will normally differ in amount due to the differing expenses borne by the two classes. If the Fund were liquidated, each class of shares would receive the net assets of the Fund attributable to that class. The Trust may suspend the sale of the Fund's shares at any time and may refuse any order to purchase shares. Although the Trust is not required to hold annual meetings of its shareholders, shareholders have the right to call a meeting to elect or remove Trustees, or to take other actions as provided in the Declaration of Trust.

TABLE OF CONTENTS

INVESTMENT OBJECTIVE
  AND POLICIES.................................

HOW TO BUY SHARES..............................

HOW TO SELL SHARES.............................

OTHER INFORMATION..............................

MANAGEMENT OF THE TRUST........................

                                     [Logo]





                        SCHRODER CAPITAL FUNDS (DELAWARE)



                           SCHRODER GREATER CHINA FUND



                        Schroder Capital Funds (Delaware)
                                  P.O. Box 446
                              Portland, Maine 04112
                                 1-800-290-9826




                                 INVESTOR SHARES




                                   PROSPECTUS
                                November 30, 1998

Investment Advisor
Schroder Capital Management International Inc.
787 Seventh Avenue, 34th Floor
New York, New York 10019

Administrator & Distributor
Schroder Fund Advisors Inc.
787 Seventh Avenue, 34th Floor
New York, New York 10019

Subadministrator
Forum Administrative Services, LLC
Two Portland Square
Portland, Maine 04101

Custodian
The Chase Manhattan Bank
Chase MetroTech Center
Brooklyn, New York 11245
and
Global Custody Division
125 London Wall
London EC2Y 5AJ, United Kingdom

Transfer & Dividend Disbursing Agent
Forum Shareholder Services, LLC
P.O. Box 446
Portland, Maine 04112

Counsel
Ropes & Gray
One International Place
Boston, Massachusetts 02110

Independent Accountants

PricewaterhouseCoopers LLP
One Post Office Square
Boston, Massachusetts 02109

                        SCHRODER CAPITAL FUNDS (DELAWARE)

                           Schroder Greater China Fund

                       Statement of Additional Information

                                 November 30,1998


Investment Adviser
Schroder Capital Management International Inc. ("SCMI")
Administrator and Distributor
Schroder Fund Advisors Inc. ("Schroder Advisors")
Subadministrator
Forum Administrative Services, LLC ("FAdS")
Transfer Agent and Dividend Disbursing Agent
Forum Shareholder Services, LLC ("Forum")

General Information:                (207) 879-8903
Account Information:                (800) 344-8332
Fax:                                (207) 879-6206

Investor Shares of Greater China Fund (the "Fund") are offered for sale at net asset value, with no sales charge, as an investment vehicle for individuals, institutions, corporations and fiduciaries. The Fund's Advisor Shares also are offered for sale at net asset value, with no sales charge, to individual investors, in most cases through Service Organizations (as defined in the prospectuses) at lower investment minimums but higher expenses than Investor Shares.


This Statement of Additional Information ("SAI") is not a prospectus and is authorized for distribution only when preceded or accompanied by the Fund's current prospectus dated November 30, 1998, as may be amended from time to time for each of the Investor Shares and the Advisor Shares ( each, a "Prospectus" and, collectively, the "Prospectuses"). This SAI contains additional and more detailed information than that set forth in each Prospectus and should be read in conjunction with the applicable Prospectus and retained for future reference. The Prospectuses and this SAI are available along with other related materials for reference on the Securities and Exchange Commission's ("SEC") Internet Web Site (http://www.sec.gov). All terms used in this SAI that are defined in the Prospectuses have the meaning assigned in the Prospectuses. You may obtain an additional copy of the applicable Prospectus(es) without charge by writing to the Trust at Two Portland Square, Portland, Maine 04101 or calling the numbers listed above.

TABLE OF CONTENTS

INVESTMENT OBJECTIVES AND POLICIES
  OF THE FUND AND RISK CONSIDERATIONS........................3
Options......................................................3
Futures Contracts............................................5
Special Risks of Transactions in Futures
  Contracts and Related Options..............................7
Forward Commitments..........................................8
Repurchase Agreements........................................9
When-Issued Securities.......................................9
Loans of Fund Securities.....................................9
Foreign Securities..........................................10
Foreign Currency Transactions...............................10
Zero-Coupon Securities......................................12
Warrants and Stock Rights...................................13
Convertible Securities......................................13
Indexed Securities..........................................14
Investment in Other Investment Companies....................14
Rule 144A Securities........................................14
Loans of Fund Securities....................................14
INVESTMENT RESTRICTIONS.....................................15
MANAGEMENT..................................................16
Officers and Trustees.......................................16
Investment Adviser..........................................18
Administrative Services.....................................19
Distribution of Fund Shares.................................20
Shareholder Servicing and Processing Organizations..........21
Fund Accounting.............................................21
PORTFOLIO TRANSACTIONS......................................22
Investment Decisions........................................22
Brokerage and Research Services.............................22
ADDITIONAL PURCHASE AND
     REDEMPTION INFORMATION.................................24
Determination of Net Asset Value Per Share..................24
Redemptions In-Kind.........................................24
TAXATION....................................................24
OTHER INFORMATION...........................................28
Fund Structure..............................................28
Organization of the Trust...................................30
Capitalization and Voting...................................30
Performance Information.....................................31
Custodian...................................................32
Transfer Agent and Dividend Disbursing Agent................32
Legal Counsel...............................................32
Independent Accountant......................................32
Year 2000 Issues............................................32
Registration Statement......................................32
APPENDIX A - RATINGS OF CORPORATE
  DEBT INSTRUMENTS..........................................33

INVESTMENT OBJECTIVE AND POLICIES OF THE FUND AND RISK CONSIDERATIONS

     This Statement of Additional Information contains additional information concerning certain investment practices and investment restrictions of the Trust and the Fund.

     Except as described below under "Investment Restrictions", the investment policies described in the Prospectuses and in this SAI are not fundamental, and the Trustees may change the non-fundamental policies of the Fund without an affirmative vote of shareholders of the Fund.

Options

     The Fund may purchase and sell covered put and call options on its portfolio securities to enhance investment performance and to protect against changes in market prices.

     Covered call options. The Fund may write covered call options on its securities to realize a greater current return through the receipt of premiums than it would realize on its securities alone. Such option transactions may also be used as a limited form of hedging against a decline in the price of securities owned by the Fund.

     A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the exercise price at any time before the expiration date. A call option is "covered" if the writer, at all times while obligated as a writer, either owns the underlying securities (or comparable securities satisfying the cover requirements of the securities exchanges), or has the right to acquire such securities through immediate conversion of securities.

     In return for the premium received when it writes a covered call option, the Fund gives up some or all of the opportunity to profit from an increase in the market price of the securities covering the call option during the life of the option. The Fund retains the risk of loss should the price of such securities decline. If the option expires unexercised, the Fund realizes a gain equal to the premium, which may be offset by a decline in price of the underlying security. If the option is exercised, the Fund realizes a gain or loss equal to the difference between the Fund's cost for the underlying security and the proceeds of sale (exercise price minus commissions) plus the amount of the premium.

     The Fund may terminate a call option that it has written before it expires by entering into a closing purchase transaction. The Fund may enter into closing purchase transactions in order to free itself to sell the underlying security or to write another call on the security, realize a profit on a previously written call option, or protect a security from being called in an unexpected market rise. Any profits from a closing purchase transaction may be offset by a decline in the value of the underlying security. Conversely, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from a closing purchase transaction is likely to be offset in whole or in part by unrealized appreciation of the underlying security owned by the Fund.

     Covered put options. The Fund may write covered put options in order to enhance its current return. Such options transactions may also be used as a limited form of hedging against an increase in the price of securities that the Fund plans to purchase. A put option gives the holder the right to sell, and obligates the writer to buy, a security at the exercise price at any time before the expiration date. A put option is "covered" if the writer segregates cash and high-grade short-term debt obligations or other permissible collateral equal to the price to be paid if the option is exercised.

     In addition to the receipt of premiums and the potential gains from terminating such options in closing purchase transactions, the Fund also receives interest on the cash and debt securities maintained to cover the exercise price of the option. By writing a put option, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a potential capital loss unless the security later appreciates in value.

     The Fund may terminate a put option that it has written before it expires by a closing purchase transaction. Any loss from this transaction may be partially or entirely offset by the premium received on the terminated option.

     Purchasing put and call options. The Fund may also purchase put options to protect portfolio holdings against a decline in market value. This protection lasts for the life of the put option because the Fund, as a holder of the option, may sell the underlying security at the exercise price regardless of any decline in its market price. In order for a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs that the Fund must pay. These costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option.

     The Fund may purchase call options to hedge against an increase in the price of securities that the Fund wants ultimately to buy. Such hedge protection is provided during the life of the call option since the Fund, as holder of the call option, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security's market price. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Fund might have realized had it bought the underlying security.

     The Fund may purchase call options to hedge against an increase in the price of securities that the Fund wants ultimately to buy. Such hedge protection is provided during the life of the call option since the Fund, as holder of the call option, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security's market price. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Fund might have realized had it bought the underlying security at the time it purchased the call option.

     The Fund may also purchase put and call options to enhance its current return.

     Options on foreign securities. The Fund may purchase and sell options on foreign securities if in SCMI's opinion the investment characteristics of such options, including the risks of investing in such options, are consistent with the Fund's investment objectives. Risks related to such options should generally be similar to risks related to options on U.S. securities. However, position limits and other rules of foreign exchanges may differ from those in the U.S. In addition, options markets in some countries, many of which are relatively new, may be less liquid than comparable markets in the U.S.

     Risks involved in the sale of options. Options transactions involve certain risks, including the risks that SCMI will not forecast interest rate or market movements correctly, that The Fund may be unable at times to close out such positions, or that hedging transactions may not accomplish their purpose because of imperfect market correlations. The successful use of these strategies depends on the ability of SCMI to forecast market and interest rate movements correctly.

     An exchange-listed option may be closed out only on an exchange which provides a secondary market for an option of the same series. There is no assurance that a liquid secondary market on an exchange will exist for any particular option or at any particular time. If no secondary market were to exist, it would be impossible to enter into a closing transaction to close out an option position. As a result, The Fund may be forced to continue to hold, or to purchase at a fixed price, a security on which it has sold an option at a time when SCMI believes it is inadvisable to do so.

     Higher than anticipated trading activity or order flow or other unforeseen events might cause The Options Clearing Corporation or an exchange to institute special trading procedures or restrictions that might restrict the Fund's use of options. The exchanges have established limitations on the maximum number of calls and puts of each class that may be held or written by an investor or group of investors acting in concert. It is possible that the Fund and other clients of SCMI may be considered such a group. These position limits may restrict the Fund's ability to purchase or sell options on particular securities.

     Options that are not traded on national securities exchanges may be closed out only with the other party to the option transaction. For that reason, it may be more difficult to close out unlisted options than listed options. Furthermore, unlisted options are not subject to the protection afforded purchasers of listed options by The Options Clearing Corporation.

     Government regulations, particularly the requirements for qualification as a "regulated investment company" under the Internal Revenue Code, may also restrict the Trust's use of options.

Futures Contracts

     In order to hedge against the effects of adverse market changes, the Fund may buy and sell futures contracts on debt securities of the type in which the Fund may invest and on indexes of debt securities. In addition, the Fund may purchase and sell stock index futures to hedge against changes in stock prices. The Fund may also, to the extent permitted by applicable law, buy and sell futures contracts and options on futures contracts to increase the Fund's current return.

     Futures on Debt Securities and Related Options. A futures contract on a debt security is a binding contractual commitment which, if held to maturity, will result in an obligation to make or accept delivery, during a particular month, of securities having a standardized face value and rate of return. By purchasing futures on debt securities -- assuming a "long" position -- The Fund will legally obligate itself to accept the future delivery of the underlying security and pay the agreed price. By selling futures on debt securities -- assuming a "short" position -- it will legally obligate itself to make the future delivery of the security against payment of the agreed price. Open futures positions on debt securities will be valued at the most recent settlement price, unless that price does not, in the judgment of persons acting at the direction of the Trustees as to the valuation of the Fund's assets, reflect the fair value of the contract, in which case the positions will be valued by the Trustees or such persons.

     Positions taken in the futures markets are not normally held to maturity, but are instead liquidated through offsetting transactions that may result in a profit or a loss. While futures positions taken by the Fund will usually be liquidated in this manner, the Fund may instead make or take delivery of the underlying securities whenever it appears economically advantageous to the Fund to do so. A clearing corporation associated with the exchange on which futures are traded assumes responsibility for such closing transactions and guarantees that the Fund's sale and purchase obligations under closed-out positions will be performed at the termination of the contract.

     Hedging by use of futures on debt securities seeks to establish more certainly than would otherwise be possible the effective rate of return on portfolio securities. The Fund may, for example, take a "short" position in the futures market by selling contracts for the future delivery of debt securities held by the Fund (or securities having characteristics similar to those held by the Fund) in order to hedge against an anticipated rise in interest rates that would adversely affect the value of the Fund's portfolio securities. When hedging of this character is successful, any depreciation in the value of portfolio securities may substantially be offset by appreciation in the value of the futures position.

     On other occasions, the Fund may take a "long" position by purchasing futures on debt securities. This would be done, for example, when the Fund expects to purchase particular securities when it has the necessary cash, but expects the rate of return available in the securities markets at that time to be less favorable than rates currently available in the futures markets. If the anticipated rise in the price of the securities should occur (with its concomitant reduction in yield), the increased cost to the Fund of purchasing the securities may be offset, at least to some extent, by the rise in the value of the futures position taken in anticipation of the subsequent securities purchase.

     Successful use by the Fund of futures contracts on debt securities is subject to SCMI's ability to predict correctly movements in the direction of interest rates and other factors affecting markets for debt securities. For example, if the Fund has hedged against the possibility of an increase in interest rates which would adversely affect the market prices of debt securities held by it and the prices of such securities increase instead, the Fund will lose part or all of the benefit of the increased value of its securities which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash, it may have to sell securities to meet daily maintenance margin requirements. The Fund may have to sell securities at a time when it may be disadvantageous to do so.

     The Fund may purchase and write put and call options on certain debt futures contracts, as they become available. Such options are similar to options on securities except that options on futures contracts give the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. As with options on securities, the holder or writer of an option may terminate his position by selling or purchasing an option of the same series. There is no guarantee that such closing transactions can be effected. The Fund will be required to deposit initial margin and maintenance margin with respect to put and call options on futures contracts written by it pursuant to brokers' requirements, and, in addition, net option premiums received will be included as initial margin deposits. See "Margin Payments" below. Compared to the purchase or sale of futures contracts, the purchase of call or put options on futures contracts involves less potential risk to the Fund because the maximum amount at risk is the premium paid for the options plus transactions costs. However, there may be circumstances when the purchase of call or put options on a futures contract would result in a loss to the Fund when the purchase or sale of the futures contracts would not, such as when there is no movement in the prices of debt securities. The writing of a put or call option on a futures contract involves risks similar to those risks relating to the purchase or sale of futures contracts.

     Index Futures Contracts and Options. The Fund may buy or sell debt index futures contracts and stock index futures contracts, and related options. A debt index futures contract is a contract to buy or sell units of a specified debt index at a specified future date at a price agreed upon when the contract is made. A unit is the current value of the index. A stock index futures contract is a contract to buy or sell units of a stock index at a specified future date at a price agreed upon when the contract is made. A unit is the current value of the stock index.

     The following example illustrates generally the manner in which index futures contracts operate. The Standard & Poor's 100 Stock Index is composed of 100 selected common stocks, most of which are listed on the New York Stock Exchange. The S&P 100 Index assigns relative weightings to the common stocks included in the Index, and the Index fluctuates with changes in the market values of those common stocks. In the case of the S&P 100 Index, contracts are to buy or sell 100 units. Thus, if the value of the S&P 100 Index were $180, one contract would be worth $18,000 (100 units x $180). The stock index futures contract specifies that no delivery of the actual stocks making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price and the actual level of the stock index at the expiration of the contract. For example, if the Fund enters into a futures contract to buy 100 units of the S&P 100 Index at a specified future date at a contract price of $180 and the S&P 100 Index is at $184 on that future date, the Fund will gain $400 (100 units x gain of $4). If the Fund enters into a futures contract to sell 100 units of the stock index at a specified future date at a contract price of $180 and the S&P 100 Index is at $182 on that future date, the Fund will lose $200 (100 units x loss of $2).

     The Fund may purchase or sell futures contracts with respect to any securities indexes. Positions in index futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures..

     In order to hedge the Fund's investments successfully using futures contracts and related options, the Fund must invest in futures contracts with respect to indexes or sub-indexes the movements of which will, in its judgment, have a significant correlation with movements in the prices of the Fund's securities.

     Options on index futures contracts are similar to options on securities except that options on index futures contracts give the purchaser the right, in return for the premium paid, to assume a position in an index futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. Upon exercise of the option, the holder would assume the underlying futures position and would receive a variation margin payment of cash or securities approximating the increase in the value of the holder's option position. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash based on the difference between the exercise price of the option and the closing level of the index on which the futures contract is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

     As an alternative to purchasing and selling call and put options on index futures contracts, the Fund may purchase and sell index futures contracts may purchase and sell call and put options on the underlying indexes themselves to the extent that such options are traded on national securities exchanges. Index options are similar to options on individual securities in that the purchaser of an index option acquires the right to buy (in the case of a call) or sell (in the case of a put), and the writer undertakes the obligation to sell or buy (as the case may be), units of an index at a stated exercise price during the term of the option. Instead of giving the right to take or make actual delivery of securities, the holder of an index option has the right to receive a cash "exercise settlement amount". This amount is equal to the amount by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of the exercise, multiplied by a fixed "index multiplier".

     The Fund may purchase or sell options on stock indices in order to close out its outstanding positions in options on stock indices which it has purchased. The Fund may also allow such options to expire unexercised.

     Compared to the purchase or sale of futures contracts, the purchase of call or put options on an index involves less potential risk to the Fund because the maximum amount at risk is the premium paid for the options plus transactions costs. The writing of a put or call option on an index involves risks similar to those risks relating to the purchase or sale of index futures contracts.

     Margin Payments. When the Fund purchases or sells a futures contract, it is required to deposit with its custodian an amount of cash, U.S. Treasury bills, or other permissible collateral equal to a small percentage of the amount of the futures contract. This amount is known as "initial margin". The nature of initial margin is different from that of margin in security transactions in that it does not involve borrowing money to finance transactions. Rather, initial margin is similar to a performance bond or good faith deposit that is returned to the Fund upon termination of the contract, assuming the Fund satisfies its contractual obligations.

     Subsequent payments to and from the broker occur on a daily basis in a process known as "marking to market". These payments are called "variation margin" and are made as the value of the underlying futures contract fluctuates. For example, when the Fund sells a futures contract and the price of the underlying debt security rises above the delivery price, the Fund's position declines in value. The Fund then pays the broker a variation margin payment equal to the difference between the delivery price of the futures contract and the market price of the securities underlying the futures contract. Conversely, if the price of the underlying security falls below the delivery price of the contract, the Fund's futures position increases in value. The broker then must make a variation margin payment equal to the difference between the delivery price of the futures contract and the market price of the securities underlying the futures contract.

     When the Fund terminates a position in a futures contract, a final determination of variation margin is made, additional cash is paid by or to the Fund, and the Fund realizes a loss or a gain. Such closing transactions involve additional commission costs.

Special Risks of Transactions in Futures Contracts and Related Options

     Liquidity Risks. Positions in futures contracts may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Although the Fund intends to purchase or sell futures only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange or board of trade will exist for any particular contract or at any particular time. If there is not a liquid secondary market at a particular time, it may not be possible to close a futures position at such time and, in the event of adverse price movements, the Fund would continue to be required to make daily cash payments of variation margin. However, in the event financial futures are used to hedge portfolio securities, such securities will not generally be sold until the financial futures can be terminated. In such circumstances, an increase in the price of the portfolio securities, if any, may partially or completely offset losses on the financial futures.

     In addition to the risks that apply to all options transactions, there are several special risks relating to options on futures contracts. The ability to establish and close out positions in such options will be subject to the development and maintenance of a liquid secondary market. It is not certain that such a market will develop. Although the Fund generally will purchase only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option or at any particular time. In the event no such market exists for particular options, it might not be possible to effect closing transactions in such options with the result that the Fund would have to exercise the options in order to realize any profit.

     Hedging Risks. There are several risks in connection with the use by the Fund of futures contracts and related options as a hedging device. One risk arises because of the imperfect correlation between movements in the prices of the futures contracts and options and movements in the underlying securities or index or movements in the prices of the Fund's securities which are the subject of a hedge. SCMI will, however, attempt to reduce this risk by purchasing and selling, to the extent possible, futures contracts and related options on securities and indexes the movements of which will, in its judgment, correlate closely with movements in the prices of the underlying securities or index and the Fund's portfolio securities sought to be hedged.

     Successful use of futures contracts and options by the Fund for hedging purposes is also subject to SCMI's ability to predict correctly movements in the direction of the market. It is possible that, where the Fund has purchased puts on futures contracts to hedge its portfolio against a decline in the market, the securities or index on which the puts are purchased may increase in value and the value of securities held in the portfolio may decline. If this occurred, the Fund would lose money on the puts and also experience a decline in value in its portfolio securities. In addition, the prices of futures, for a number of reasons, may not correlate perfectly with movements in the underlying securities or index due to certain market distortions. First, all participants in the futures market are subject to margin deposit requirements. Such requirements may cause investors to close futures contracts through offsetting transactions which could distort the normal relationship between the underlying security or index and futures markets. Second, the margin requirements in the futures markets are less onerous than margin requirements in the securities markets in general, and as a result the futures markets may attract more speculators than the securities markets do. Increased participation by speculators in the futures markets may also cause temporary price distortions. Due to the possibility of price distortion, even a correct forecast of general market trends by SCMI may still not result in a successful hedging transaction over a very short time period.

     Other Risks. The Fund will incur brokerage fees in connection with their futures and options transactions. In addition, while futures contracts and options on futures will be purchased and sold to reduce certain risks, those transactions themselves entail certain other risks. Thus, while the Fund may benefit from the use of futures and related options, unanticipated changes in interest rates or stock price movements may result in a poorer overall performance for the Fund than if it had not entered into any futures contracts or options transactions. Moreover, in the event of an imperfect correlation between the futures position and the portfolio position which is intended to be protected, the desired protection may not be obtained and the Fund may be exposed to risk of loss.

Forward Commitments

     The Fund may enter into contracts to purchase securities for a fixed price at a future date beyond customary settlement time ("forward commitments") if the Fund holds, and maintains until the settlement date in a segregated account, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or if the Fund enters into offsetting contracts for the forward sale of other securities it owns. Forward commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the Fund's other assets. Where such purchases are made through dealers, the Fund relies on the dealer to consummate the sale. The dealer's failure to do so may result in the loss to the Fund of an advantageous yield or price.

     Although the Fund will generally enter into forward commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the Fund may dispose of a commitment prior to settlement if SCMI deems it appropriate to do so. The Fund may realize short-term profits or losses upon the sale of forward commitments.

Repurchase Agreements

     The Fund may enter into repurchase agreements. A repurchase agreement is a contract under which the Fund acquires a security for a relatively short period (usually not more than 7 days) subject to the obligation of the seller to repurchase and the Fund to resell such security at a fixed time and price (representing the Fund's cost plus interest). It is the Trust's present intention to enter into repurchase agreements only with member banks of the Federal Reserve System and securities dealers meeting certain criteria as to creditworthiness and financial condition established by the Trustees of the Trust and only with respect to obligations of the U.S. government or its agencies or instrumentalities or other high quality short term debt obligations. Repurchase agreements may also be viewed as loans made by the Fund which are collateralized by the securities subject to repurchase. SCMI will monitor such transactions to ensure that the value of the underlying securities will be at least equal at all times to the total amount of the repurchase obligation, including the interest factor. If the seller defaults, the Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of sale including accrued interest are less than the resale price provided in the agreement including interest. In addition, if the seller should be involved in bankruptcy or insolvency proceedings, the Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Fund is treated as an unsecured creditor and required to return the underlying collateral to the seller's estate.

When-Issued Securities

     The Fund may from time to time purchase securities on a "when-issued" basis. Debt securities are often issued on this basis. The price of such securities, which may be expressed in yield terms, is fixed at the time a commitment to purchase is made, but delivery and payment for the when-issued securities take place at a later date. Normally, the settlement date occurs within one month of the purchase. During the period between purchase and settlement, no payment is made by the Fund and no interest accrues to the Fund. To the extent that assets of the Fund are held in cash pending the settlement of a purchase of securities, that Fund would earn no income. While the Fund may sell its right to acquire when-issued securities prior to the settlement date, the Fund intends actually to acquire such securities unless a sale prior to settlement appears desirable for investment reasons. At the time the Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the amount due and the value of the security in determining the Fund's net asset value. The market value of the when-issued securities may be more or less than the purchase price payable at the settlement date. The Fund will establish a segregated account in which it will maintain cash and U.S. Government Securities or other high-grade debt obligations at least equal in value to commitments for when-issued securities. Such segregated securities either will mature or, if necessary, be sold on or before the settlement date.

Loans of Fund Securities

     The Fund may lend its portfolio securities, provided: (1) the loan is secured continuously by collateral consisting of U.S. government securities, cash, or cash equivalents adjusted daily to have market value at least equal to the current market value of the securities loaned; (2) the Fund may at any time call the loan and regain the securities loaned; (3) the Fund will receive any interest or dividends paid on the loaned securities; and (4) the aggregate market value of securities of any Fund loaned will not at any time exceed one-third of the total assets of the Fund. In addition, it is anticipated that the Fund may share with the borrower some of the income received on the collateral for the loan or that it will be paid a premium for the loan. Before the Fund enters into a loan, SCMI considers all relevant facts and circumstances including the creditworthiness of the borrower. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Although voting rights or rights to consent with respect to the loaned securities pass to the borrower, the Fund retains the right to call the loans at any time on reasonable notice, and it will do so in order that the securities may be voted by the Fund if the holders of such securities are asked to vote upon or consent to matters materially affecting the investment. The Fund will not lend portfolio securities to borrowers affiliated with the Fund.

Foreign Securities

     Investments in foreign  securities  involve  considerations  different from investments in domestic securities due to limited publicly available information, non-uniform accounting standards, lower trading volume and possible consequent illiquidity, greater volatility in price, the possible imposition of withholding or confiscatory taxes, the possible adoption of foreign governmental restrictions affecting the payment of principal and interest, expropriation of assets, nationalization, or other adverse political or economic developments. Foreign companies may not be subject to auditing and financial reporting standards and requirements comparable to those which apply to U.S. companies. Foreign brokerage commissions and other fees are generally higher than in the United States. It may be more difficult to obtain and enforce a judgment against a foreign issuer.

     In addition, to the extent that the Fund's foreign investments are not United States dollar-denominated, the Fund may be affected favorably or unfavorably by changes in currency exchange rates or exchange control
regulations  and  may  incur  costs  in  connection   with  conversion   between
currencies.

     Income  received by the Fund from sources within  foreign  countries may be
reduced  by  withholding  and  other  taxes  imposed  by  such  countries.   Tax
conventions between certain countries and the United States may reduce or eliminate such taxes. It is impossible to determine the effective rate of foreign tax in advance since the amount of the Fund's assets to be invested in various countries is not known, and tax laws and their interpretations may change from time to time and may change without advance notice. Any such taxes paid by the Fund will reduce its net income available for distribution to shareholders.

Foreign Currency Exchange Transactions

     The Fund may engage in currency exchange transactions to protect against uncertainty in the level of future foreign currency exchange rates and to increase current return. The Fund may engage in both "transaction hedging" and "position hedging."

     When it engages in transaction hedging, the Fund enters into foreign currency transactions with respect to specific receivables or payables of the Fund generally arising in connection with the purchase or sale of its portfolio securities. The Fund will engage in transaction hedging when it desires to "lock in" the U.S. dollar price of a security it has agreed to purchase or sell, or the U.S. dollar equivalent of a dividend or interest payment in a foreign currency. By transaction hedging the Fund will attempt to protect against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date on which the security is purchased or sold or on which the dividend or interest payment is declared, and the date on which such payments are made or received.

     The Fund may purchase or sell a foreign currency on a spot (or cash) basis at the prevailing spot rate in connection with transaction hedging. The Fund may also enter into contracts to purchase or sell foreign currencies at a future date ("forward contracts") and purchase and sell foreign currency futures contracts.

     For transaction hedging purposes the Fund may also purchase exchange-listed and over-the-counter call and put options on foreign currency futures contracts and on foreign currencies. A put option on a futures contract gives the Fund the right to assume a short position in the futures contract until expiration of the option. A put option on currency gives the Fund the right to sell a currency at an exercise price until the expiration of the option. A call option on a futures contract gives the Fund the right to assume a long position in the futures contract until the expiration of the option. A call option on currency gives the Fund the right to purchase a currency at the exercise price until the expiration of the option. The Fund will engage in over-the-counter transactions only when appropriate exchange-traded transactions are unavailable and when, in SCMI's opinion, the pricing mechanism and liquidity are satisfactory and the participants are responsible parties likely to meet their contractual obligations.

     When it engages in position hedging, the Fund enters into foreign currency exchange transactions to protect against a decline in the values of the foreign currencies in which securities held by the Fund are denominated or are quoted in their principal trading markets or an increase in the value of currency for securities which the Fund expects to purchase. In connection with position hedging, the Fund may purchase put or call options on foreign currency and foreign currency futures contracts and buy or sell forward contracts and foreign currency futures contracts. The Fund may also purchase or sell foreign currency on a spot basis.

     The  precise  matching  of  the  amounts  of  foreign   currency   exchange
transactions and the value of the portfolio securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the values of those securities between the dates the currency exchange transactions are entered into and the dates they mature.

     It is impossible to forecast with precision the market value of the Fund's portfolio securities at the expiration or maturity of a forward or futures contract. Accordingly, it may be necessary for the Fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security or securities being hedged is less than the amount of foreign currency the Fund is obligated to deliver and if a decision is made to sell the security or securities and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security or securities of the Fund if the market value of such security or securities exceeds the amount of foreign currency the Fund is obligated to deliver.

     To offset some of the costs to the Fund of hedging against fluctuations in currency exchange rates, the Fund may write covered call options on those currencies.

     Transaction and position hedging do not eliminate fluctuations in the underlying prices of the securities which the Fund owns or intends to purchase or sell. They simply establish a rate of exchange which one can achieve at some future point in time. Additionally, although these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency, they tend to limit any potential gain which might result from the increase in the value of such currency.

     The Fund may also seek to increase its current return by purchasing and selling foreign currency on a spot basis, and by purchasing and selling options on foreign currencies and on foreign currency futures contracts, and by purchasing and selling foreign currency forward contracts.

     Currency Forward and Futures Contracts. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract as agreed by the parties, at a price set at the time of the contract. In the case of a cancelable forward contract, the holder has the unilateral right to cancel the contract at maturity by paying a specified fee. The contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades. A foreign currency futures contract is a standardized contract for the future delivery of a specified amount of a foreign currency at a future date at a price set at the time of the contract. Foreign currency futures contracts traded in the United States are designed by and traded on exchanges regulated by the CFTC, such as the New York Mercantile Exchange.

     Forward foreign currency exchange contracts differ from foreign currency futures contracts in certain respects. For example, the maturity date of a forward contract may be any fixed number of days from the date of the contract agreed upon by the parties, rather than a predetermined date in a given month. Forward contracts may be in any amounts agreed upon by the parties rather than predetermined amounts. Also, forward foreign exchange contracts are traded directly between currency traders so that no intermediary is required. A forward contract generally requires no margin or other deposit.

     At the maturity of a forward or futures contract, the Fund may either accept or make delivery of the currency specified in the contract, or at or prior to maturity enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract. Closing transactions with respect to futures contracts are effected on a commodities exchange; a clearing corporation associated with the exchange assumes responsibility for closing out such contracts.

     Positions in foreign currency futures contracts and related options may be closed out only on an exchange or board of trade which provides a secondary market in such contracts or options. Although the Fund will normally purchase or sell foreign currency futures contracts and related options only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a secondary market on an exchange or board of trade will exist for any particular contract or option or at any particular time. In such event, it may not be possible to close a futures or related option position and, in the event of adverse price movements, the Fund would continue to be required to make daily cash payments of variation margin on its futures positions.

     Foreign Currency Options. Options on foreign currencies operate similarly to options on securities, and are traded primarily in the over-the-counter market, although options on foreign currencies have recently been listed on several exchanges. Such options will be purchased or written only when SCMI believes that a liquid secondary market exists for such options. There can be no assurance that a liquid secondary market will exist for a particular option at any specific time. Options on foreign currencies are affected by all of those factors which influence exchange rates and investments generally.

     The value of a foreign currency option is dependent upon the value of the foreign currency and the U.S. dollar, and may have no relationship to the investment merits of a foreign security. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options, investors may be disadvantaged by having to deal in an odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots. There is no systematic reporting of last sale information for foreign currencies and there is no regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Available quotation information is generally representative of very large transactions in the interbank market and thus may not reflect relatively smaller transactions (less than $1 million) where rates may be less favorable. The interbank market in foreign currencies is a global, around-the-clock market. To the extent that the U.S. options markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the U.S. options markets.

     Foreign Currency Conversion. Although foreign exchange dealers do not charge a fee for currency conversion, they do realize a profit based on the difference (the "spread") between prices at which they buy and sell various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.

Zero-Coupon Securities

     Zero-coupon securities in which the Fund may invest are debt obligations which are generally issued at a discount and payable in full at maturity, and which do not provide for current payments of interest prior to maturity. Zero-coupon securities usually trade at a deep discount from their face or par value and are subject to greater market value fluctuations from changing interest rates than debt obligations of comparable maturities which make current distributions of interest. As a result, the net asset value of shares of the Fund investing in zero-coupon securities may fluctuate over a greater range than shares of other Funds of the Trust and other mutual funds investing in securities making current distributions of interest and having similar maturities.

     Zero-coupon securities may include U.S. Treasury bills issued directly by the U.S. Treasury or other short-term debt obligations, and longer-term bonds or notes and their unmatured interest coupons which have been separated by their holder, typically a custodian bank or investment brokerage firm. A number of securities firms and banks have stripped the interest coupons from the underlying principal (the "corpus") of U.S. Treasury securities and resold them in custodial receipt programs with a number of different names, including Treasury Income Growth Receipts ("TIGRS") and Certificates of Accrual on
Treasuries ("CATS"). CATS and TIGRS are not considered U.S. Government Securities. The underlying U.S. Treasury bonds and notes themselves are held in book-entry form at the Federal Reserve Bank or, in the case of bearer securities (i.e., unregistered securities which are owned ostensibly by the bearer or holder thereof), in trust on behalf of the owners thereof.

     In addition, the Treasury has facilitated transfers of ownership of zero-coupon securities by accounting separately for the beneficial ownership of particular interest coupons and corpus payments on Treasury securities through the Federal Reserve book-entry record-keeping system. The Federal Reserve program as established by the Treasury Department is known as "STRIPS" or "Separate Trading of Registered Interest and Principal of Securities". Under the STRIPS program, the Fund will be able to have its beneficial ownership of U.S. Treasury zero-coupon securities recorded directly in the book-entry record-keeping system in lieu of having to hold certificates or other evidences of ownership of the underlying U.S. Treasury securities.

     When debt obligations have been stripped of their unmatured interest coupons by the holder, the stripped coupons are sold separately. The principal or corpus is sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic cash interest payments. Once stripped or separated, the corpus and coupons may be sold separately. Typically, the coupons are sold separately or grouped with other coupons with like maturity dates and sold in such bundled form. Purchasers of stripped obligations acquire, in effect, discount obligations that are economically identical to the zero-coupon securities issued directly by the obligor.

Warrants and Stock Rights.

     The Fund may invest in warrants, which are options to purchase an equity security at a specified price (usually representing a premium over the applicable market value of the underlying equity security at the time of the warrant's issuance). Investments in warrants involve certain risks, including the possible lack of a liquid market for the resale of the warrants, potential price fluctuations as a result of speculation or other factors and failure of the price of the underlying security to reach a level at which the warrant can be prudently exercised (in which case the warrant may expire without being exercised, resulting in the loss of the Fund's entire investment therein). The prices of warrants do not necessarily move parallel to the prices of the underlying securities. Warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.

     In addition, the Fund may invest to a limited degree in stock rights. A stock right is an option given to a shareholder to buy additional shares at a predetermined price during a specified time period. Currently, the Fund does not intend to invest more than 5% of its total net assets (at the time of investment) in stock rights.

Depositary Receipts.

     The Fund may invest in American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), and other similar instruments providing for indirect investment in securities of foreign issuers. Due to the absence of established securities markets in certain foreign countries and restrictions in certain countries on direct investment by foreign entities, the Fund may invest in certain issuers through the purchase of sponsored and unsponsored ADRs or other similar securities, such as American Depositary Shares, Global Depositary Shares or International Depositary Receipts. ADRs are receipts typically issued by U.S. banks evidencing ownership of the underlying securities into which they are convertible. These securities may or may not be denominated in the same currency as the underlying securities. Unsponsored ADRs may be created without the participation of the foreign issuer. Holders of unsponsored ADRs generally bear all the costs of the ADR facility, whereas foreign issuers typically bear certain costs in a sponsored ADR. The bank or trust company depository of an unsponsored ADR may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights.

Convertible Securities.

The Fund may invest in convertible preferred stocks and convertible debt securities ("convertible securities"). A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. Convertible securities rank senior to common stocks in a corporation's capital structure and, therefore, carry less risk than the corporation's common stock. The value of a convertible security is a function of its "investment value" (its value as if it did not have a conversion privilege), and its "conversion value" (the security's worth if it were to be exchanged for the underlying security, at market value, pursuant to its conversion privilege). Because convertible debt is convertible into stock under specified conditions, the value of convertible debt also is affected normally by changes in the value of the issuer's equity securities.

Indexed securities.

     The Fund may invest in indexed securities, the values of which are linked to currencies, interest rates, commodities, indices, or other financial indicators. Investment in indexed securities involves certain risks. In addition to the credit risk of the securities issuer and normal risks of price changes in response to changes in interest rates, the principal amount of indexed securities may decrease as a result of changes in the value of the reference instruments. Also, in the case of certain indexed securities where the interest rate is linked to a reference instrument, the interest rate may be reduced to zero and any further declines in the value of the security may then reduce the principal amount payable on maturity. Further, indexed securities may be more volatile than the reference instruments underlying indexed securities.

Investment in Other Investment Companies.

     The Fund may invest in the shares of other investment companies subject to the limits permitted under the 1940 Act or any orders, rules or regulations thereunder. When investing through investment companies, the Fund may pay substantial premiums above such investment companies' net asset value per share. As a shareholder in an investment company, the Fund would bear its ratable share of the investment company's expenses, including its advisory and administrative fees. At the same time, the Fund would continue to pay its own fees and expenses.

Rule 144A Securities.

     The Fund may purchase certain restricted securities ("Rule 144A securities") for which there is a secondary market of qualified institutional buyers, as contemplated by rule 144A under the Securities Act of 1933 (the
"Securities Act"). Rule 144A provides an exemption from the registration requirements of the Securities Act for resale of certain restricted securities to qualified institutional buyers. One effect of Rule 144A is that certain restricted securities may now be deemed to be liquid, though there is no assurance that a liquid market for any particular Rule 144A security will develop or be maintained. SCMI will make liquidity determinations subject to guidelines approved by the Board. If any Rule 144A security previously determined to be liquid is later determined to be illiquid, such security will be subject to the Fund's 15% limitation on illiquid securities.

Loans of Fund Securities.

     The Fund may lend its portfolio securities subject to the restrictions stated in its Prospectus. Under applicable regulatory requirements (which are subject to change), the loan collateral must: (1) on each business day, at least equal the market value of the loaned securities; and (2) consist of cash, bank letters of credit, U.S. government securities, other cash equivalents or liquid securities in which the Fund is permitted to invest. To be acceptable as collateral, letters of credit must obligate a bank to pay amounts demanded by the Fund if the demand meets the terms of the letter. Such terms and the issuing bank must be satisfactory to SCMI. When lending portfolio securities, the Fund receives from the borrower an amount equal to the interest paid or the dividends declared on the loaned securities during the term of the loan plus the interest on the collateral securities (less any finders' or administrative fees the Fund pays in arranging the loan). The Fund may share the interest it receives on the collateral securities with the borrower if it realizes at least a minimum amount of interest required by the lending guidelines established by the Board. The Fund will not lend its portfolio securities to any officer, trustee, employee or affiliate of the Fund or SCMI. The terms of any Fund's loans must meet certain tests under the Internal Revenue Code and permit the Fund to reacquire loaned securities on five business days' notice or in time to vote on any important matter. The market value of portfolio securities purchased with cash collateral may decline. Loans of securities by the Fund are subject to termination at the Fund's or the borrower's option. The Fund may pay reasonable negotiated fees in connection with loaned securities, so long as such fees are set forth in a written contract and approved by the Board.

INVESTMENT RESTRICTIONS

As fundamental investment restrictions, which may not be changed without approval by the holders of a majority of the outstanding shares of the Fund, the Fund may not:

                1. Purchase any security (other than U.S. Government securities) if as a result: (i) as to 75% of the Fund's total assets, more than 5% of the Fund's total assets (taken at current value) would then be invested in securities of a single issuer, or (ii) more than 25% of the Fund's total assets would be invested in a single industry.

                2. Acquire more than 10% of the voting securities of any issuer.

                3. Act as underwriter of securities of other issuers except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws.

                4. Issue any class of securities which is senior to the Fund's shares of beneficial interest, except as contemplated by restriction 6 below.

                5. Purchase or sell real estate or interests in real estate, including real estate mortgage loans, although it may purchase and sell securities which are secured by real estate and securities of companies that invest or deal in real estate or real estate limited partnership interests (for purposes of this restriction, investments by the Fund in mortgage-backed securities and other securities representing interests in mortgage pools shall not constitute the purchase or sale of real estate or interests in real estate or real estate mortgage loans.)

                6. Borrow more than 33 1/3% of the value of its total assets less all liabilities and indebtedness (other than such borrowings).

                7. Purchase and sell commodities or commodity contracts, except that the Fund may purchase or sell financial futures contracts, options on futures contracts, and futures contracts, forward contracts and options with respect to foreign currencies, and may enter into swap transactions.

                8. Make loans, except by purchase of debt obligations in which the Fund may invest consistent with its investment policies, by entering into repurchase agreements, or by lending its portfolio securities.

     In addition, it is contrary to the current policy of the Fund which policy may be changed without shareholder approval, to invest in (i) securities which at the time of such investment are not readily marketable; (ii) securities restricted as to resale (excluding securities determined by Trustees of the Trust, or the person designated by the Trustees to make such determinations, to be readily marketable), and (iii) repurchase agreements maturing in more than seven days, if, as a result, more than 15% of the Fund's net assets (taken at current value) would then be invested in securities described in (i), (ii), and
(iii).

     Except for the policies on borrowing and illiquid securities, all percentage limitations on investments will apply at the time of investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment. Except for the investment restrictions listed above as a fundamental or to the extent designated as such in a Prospectus with respect to the Fund, the other investment policies described in this Statement or in a Prospectus are not fundamental and may be changed by approval of the Trustees.


     The Investment Company Act of 1940, as amended (the "1940 Act"), provides that a "vote of a majority of the outstanding voting securities" of the Fund means the affirmative vote of the lesser of (i) more than 50% of the outstanding shares of the Fund, and (ii) 67% or more of the shares present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy.

MANAGEMENT

     Officers and Trustees. The following information relates to the principal occupations during the past five years of each Trustee and executive officer of the Trust and shows the nature of any affiliation with SCMI. Except as noted, each of these individuals currently serves in the same capacity for Schroder Capital Funds, Schroder Capital Funds II and Schroder Series Trust, other registered investment companies in the Schroder family of funds.

Peter E. Guernsey, 75, c/o the Trust, Two Portland Square, Portland, Maine - Trustee of the Trust; Insurance Consultant since August 1986; prior thereto Senior Vice President, Marsh & McLennan, Inc., insurance brokers.

John I. Howell, 80, c/o the Trust, Two Portland Square, Portland, Maine - Trustee of the Trust; Private Consultant since February 1987; Honorary Director, American International Group, Inc.; Director, American International Life Assurance Company of New York.

Clarence F. Michalis, 75, c/o the Trust, Two Portland Square, Portland, Maine - Trustee of the Trust; Chairman of the Board of Directors, Josiah Macy, Jr. Foundation (charitable foundation).

Hermann C. Schwab, 77, c/o the Trust, Two Portland Square, Portland, Maine - Chairman and Trustee of the Trust; retired since March, 1988; prior thereto, consultant to SCMI since February 1, 1984.

Hon. David N. Dinkins, 69, c/o the Trust, Two Portland Square, Portland, Maine, Trustee of the Trust; Professor, Columbia University School of International and Public Affairs; Director, American Stock Exchange, Carver Federal Savings Bank, Transderm Laboratory Corporation, and The Cosmetic Center, Inc.; formerly, Mayor, The City of New York.

Peter S. Knight, 46, c/o the Trust, Two Portland Square, Portland, Maine, Trustee of the Trust; Partner, Wunder, Knight, Levine, Thelen & Forcey; Director, Comsat Corp., Medicis Pharmaceutical Corp., and Whitman Education Group Inc., Formerly, Campaign Manager, Clinton/Gore `96.

Sharon L. Haugh*,  51, 787 Seventh  Avenue,  New York, New York,  Trustee of the
Trust; Chairman, Schroder Capital Management Inc. ("SCM"), Executive Vice President and Director, SCMI; Chairman and Director, Schroder Advisors.

Mark J. Smith*, 35, 33 Gutter Lane, London, England - President and Trustee of the Trust; Senior Vice President and Director of SCMI since April 1990; Director and Senior Vice President, Schroder Advisors.

Mark Astley, 33, 787 Seventh Avenue, New York, New York - Vice President of the Trust; First Vice President of SCMI, prior thereto, employed by various affiliates of SCMI in various positions in the investment research and portfolio management areas since 1987.


Fergal Cassidy, 29, 787 Seventh Avenue, New York, New York - Treasurer of the Trust; Acting Controller and Assistant Vice President of SCM and SCMI since September 1997; Assistant Vice President of SCM and SCMI from April 1997 to
September 1997; Associate, SCMI, from August 1995 to March 1997; and prior thereto Senior Accountant of Concurrency Mgt., Greenwich, Connecticut from November 1994 to August 1995, and Senior Accountant, Schroder Properties, London, September 1990 to November 1993.


Robert G. Davy, 36, 787 Seventh Avenue, New York, New York - Vice President of the Trust; Director of SCMI and Schroder Capital Management International Ltd. since 1994; First Vice President of SCMI since July, 1992; prior thereto, employed by various affiliates of SCMI in various positions in the investment research and portfolio management areas since 1986.

Margaret H. Douglas-Hamilton, 55, 787 Seventh Avenue, New York, New York - Vice President of the Trust; Secretary of SCM since July 1995; Senior Vice President (since April 1997) and General Counsel of Schroders U.S. Holdings Inc. since May 1987; prior thereto, partner of Sullivan & Worcester, a law firm.

Richard R. Foulkes, 51, 787 Seventh Avenue, New York, New York - Vice President of the Trust; Deputy Chairman of SCMI since October 1995; Director and Executive Vice President of Schroder Capital Management International Ltd.
since 1989.

John Y. Keffer, 54, Two Portland Square, Portland, Maine - Vice President of the Trust; President of FFC, the Fund's transfer and dividend disbursing agent and other affiliated entities including Forum Financial Services, Inc., Forum Administrative Services, LLC, and Forum Advisors, Inc.

Jane P. Lucas, 35, 787 Seventh Avenue, New York, New York - Vice President of the Trust; Director and Senior Vice President SCMI; Director of SCM since September 1995; Director of Schroder Advisors since September 1996; Assistant Director Schroder Investment Management Ltd. since June 1991.


Alan Mandel, 41, 787 Seventh Avenue, New York, New York - Assistant Treasurer of the Trust; Vice President of SCMI since September 1998; prior thereto Director of Mutual Fund Administration for Salomon Brothers Asset Management since 1995; prior thereto Chief Financial Officer and Vice President of Mutual Capital Management since 1991.

Catherine A. Mazza, 37, 787 Seventh Avenue, New York, New York - Vice President of the Trust; President of Schroder Advisors since 1997; First Vice President of SCMI and SCM since 1996; prior thereto, held various marketing positions at Alliance Capital, an investment adviser, since July 1985.


Carin Muhlbaum, 36, 787 Seventh Avenue, New York, New York - Assistant Secretary of the Trust; Vice President of SCMI since 1998; prior thereto an investment management attorney with Seward & Kissel since 1998; prior thereto an investment management attorney with Gordon Altman Butowsky Weitzen Shalov & Wein since 1989.


Michael Perelstein, 41, 787 Seventh Avenue, New York, New York - Vice President of the Trust; Director since May 1997 and Senior Vice President of SCMI since January 1997; prior thereto, Managing Director of MacKay - Shields Financial Corp.

Alexandra Poe, 37, 787 Seventh Avenue, New York, New York - Secretary and Vice President of the Trust; Vice President of SCMI since August 1996; Fund Counsel and Senior Vice President of Schroder Advisors since August 1996; Secretary of Schroder Advisors; prior thereto, an investment management attorney with Gordon Altman Butowsky Weitzen Shalov & Wein since July 1994; prior thereto counsel and Vice President of Citibank, N.A. since 1989.

Nicholas Rossi, 35, 787 Seventh Avenue, New York, New York - Assistant Secretary of the Trust, Associate of SCMI since October 1997 and Assistant Vice President Schroder Advisors since March 1998; prior thereto Mutual Fund Specialist, Willkie Farr & Gallagher since May 1996; prior thereto, Fund Administrator with Furman Selz LLC since 1992.

Thomas G. Sheehan, 42, Two Portland Square, Portland, Maine - Assistant Treasurer and Assistant Secretary of the Trust; Relationship Manager, Forum Administrative Services, LLC since 1993; prior thereto, Special Counsel, U.S. Securities and Exchange Commission, Division of Investment Management, Washington, D.C.

John A. Troiano, 38, 787 Seventh Avenue, New York, New York - Vice President of the Trust; Director of SCM since April 1997; Chief Executive Officer, since July 1, 1997, of SCMI and Managing Director and Senior Vice President of SCMI since October 1995; prior thereto, employed by various affiliates of SCMI in various positions in the investment research and portfolio management areas since 1981.

Cheryl O. Tumlin, 32, Two Portland Square, Portland, Maine - Assistant Treasurer and Assistant Secretary of the Trust; Assistant Counsel, Forum Administrative Services, LLC since July 1996, prior thereto, attorney with the U.S. Securities and Exchange Commission, Division of Market Regulation since 1995; prior thereto, attorney with Robinson Silverman Pearce Aronsohn & Berman since 1991.

Ira L. Unschuld, 31, 787 Seventh Avenue, New York, New York - Vice President of the Trust; Vice President of SCMI since April, 1993 and an Associate from July, 1990 to April, 1993.

*        Interested Trustee of the Trust within the meaning of the 1940 Act.

     Schroder Advisors is a wholly owned subsidiary of SCMI, which is a wholly owned subsidiary of Schroders U.S. Holdings Inc., which in turn is an indirect, wholly owned U.S. subsidiary of Schroders plc. SCM is also a wholly owned subsidiary of Schroders U.S. Holdings Inc..

     Officers and Trustees who are interested persons of the Trust receive no salary, fees or compensation from the Fund. Independent Trustees of the Trust receive an annual retainer of $11,000 and additional fees of $1,250 per meeting attended in person or $500 per meeting attended by telephone. Members of an Audit Committee for one or more of the investment companies receive an additional $1,000 per year. Payment of the annual retainer is allocated among the various investment companies in the Schroder family of funds based on their relative net assets. Payment of meeting fees is allocated only among those investment companies to which the meeting relates. None of the registered investment companies in the Schroder family of funds has any bonus, profit sharing, pension or retirement plans.


     The following table provides the fees paid to each independent Trustee of the Trust for the year ended May 31, 1998.


                                                          Pension or                            Total Compensation
                                                          Retirement                              From Trust And
                                      Aggregate        Benefits Accrued     Estimated Annual     Fund Complex Paid
                                  Compensation From    As Part of Trust       Benefits Upon         To Trustees
Name of Trustee                         Trust              Expenses            Retirement
-------------------------------- -------------------- -------------------- -------------------- --------------------


Mr. Guernsey                           $2,289                 $0                   $0                 $7,000
Mr. Howell                             $1,680                 $0                   $0                 $7,000
Mr. Michalis                           $2,289                 $0                   $0                 $7,000
Mr. Schwab                             $2,539                 $0                   $0                 $7,750
Mr. Dinkins                            $1,430                 $0                   $0                 $5,000
Mr. Knight                             $1,430                 $0                   $0                 $6,250


* In addition to the Trust, the "Fund Complex" includes three other registered investment companies (Schroder Capital Funds II, an open-end company; Schroder Capital Funds, an open-end company; and Schroder Series Trust, an open--end company) for which SCMI or its affiliate Schroder Capital Management, Inc., serves as investment adviser for each series.

     As of June 30, 1998, the officers and Trustees of the Trust owned, in the aggregate, less than 1% of the Trust's outstanding shares.

Investment Adviser


     SCMI, 787 Seventh Avenue, New York, New York 10019, serves as investment adviser to the Fund under an investment advisory agreement between the Trust and SCMI. SCMI is a wholly owned U.S. subsidiary of Schroders U.S. Holdings Inc., the wholly owned U.S. holding company subsidiary of Schroders plc. Schroders plc is the holding company parent of a large worldwide group of banks and financial service companies (referred to as the "Schroder Group"), with associated companies and branch and representative offices in eighteen countries. The Schroder Group specializes in providing investment management services, with funds under management of approximately $195 billion as of June 30, 1998.


     Under the advisory agreement, SCMI is responsible for managing the investment program for the Fund. . In this regard, it is SCMI's responsibility to make decisions relating to portfolio investments and to place purchase and sale orders regarding such investments with brokers or dealers it selects. SCMI also furnishes the Trust Board with periodic reports on the investment performance of the Fund. Under the terms of the advisory agreement, SCMI is required to manage the investment portfolio in accordance with applicable laws and regulations.

     The advisory agreement for the Fund continues in effect more than two years following its effective date provided such continuance is approved annually: (1) by the holders of a majority of the outstanding voting securities of the Fund or by the Board; and, in either case, (2) by a majority of the Trustees who are not parties to the agreement or "interested persons" (as defined in the 1940 Act) of any such party. The advisory agreement may be terminated without penalty by vote of the Trustees or the Fund's shareholders on 60 days' written notice to the investment adviser, or by the investment adviser on 60 days' written notice to the Trust, as the case may be, and each terminates automatically if assigned. The advisory agreement also provides that neither SCMI nor its personnel shall be liable for any error of judgment or mistake of law or for any act or omission in the performance of duties to the Fund, except for willful misfeasance, bad faith or gross negligence in the performance of duties or by reason of reckless disregard of any obligations and duties under the agreement.

Administrative Services

     On behalf of the Fund, the Trust has entered into an administration agreement with Schroder Advisors, under which Schroder Advisors provides management and administrative services necessary for the operation of the Fund, including: (1) preparation of shareholder reports and communications; (2) regulatory compliance, such as reports to and filings with the SEC and state securities commissions; and (3) general supervision of the operation of the Fund, including coordination of the services performed by its investment adviser, transfer agent, custodian, independent accountants, legal counsel and others. Schroder Advisors is a wholly owned subsidiary of SCMI and is a registered broker-dealer organized to act as administrator and distributor of mutual funds.

     For providing administrative services Schroder Advisors is entitled to receive a monthly fee at the annual rate set out in the Prospectus as to the Fund's average daily net assets. The administration agreement is terminable with respect to the Fund without penalty, at any time, by the Trust Board, upon 60 days' written notice to Schroder Advisors or by Schroder Advisors upon 60 days' written notice to the Trust.

     The Trust has entered into a subadministration agreement with FAdS. Under its agreement, FAdS assists Schroder Advisors with certain of its responsibilities under the administration agreement, including shareholder reporting and regulatory compliance. For providing its services, FAdS is entitled to receive a monthly fee from the Fund at the annual rate set out in the Prospectus as to the Fund's average daily net assets. The subadministration agreement is terminable with respect to the Fund without penalty, at any time, by the Trust, upon 60 days' written notice to FAdS or by FAdS upon 60 days' written notice to the Trust.

     The fees paid by the Fund to SCMI and Schroder Advisors may equal up the totals set forth in the Prospectus as to the Fund's average daily net assets. Such fees as a whole are higher than advisory and management fees charged to mutual funds that invest primarily in U.S. securities but not necessarily higher than those charged to funds with investment objectives similar to that of the Fund.

Distribution of Fund Shares

     Schroder Advisors, 787 Seventh Avenue, New York, New York 10019, serves as Distributor of Fund shares under a Distribution Agreement. Schroder Advisors is a wholly owned subsidiary of

Schroders U.S. Holdings Inc., the parent company of SCMI, and is a registered broker-dealer organized to act as administrator and/or distributor of mutual funds.

     Under the Distribution Agreement, Schroder Advisors has agreed to use its best efforts to secure purchases of Fund shares in jurisdictions in which such shares may be legally offered for sale. Schroder Advisors is not obligated to sell any specific amount of Fund shares. Further, Schroder Advisors has agreed in the Distribution Agreement to serve without compensation and to pay from its own resources all costs and expenses incident to the sale and distribution of Fund shares including expenses for printing and distributing prospectuses and other sales materials to prospective investors, advertising expenses, and the salaries and expenses of its employees or agents in connection with the distribution of Fund shares.


     Under a Distribution Plan (the "Plan," which is of the type known as a reimbursement plan) adopted by the Trust with respect to Advisor Shares only, the Trust may pay directly or may reimburse the investment adviser or a broker-dealer registered under the Securities Exchange Act of 1934 (the "1934 Act") (the investment adviser or such registered broker-dealer, if so designated, being a "Distributor" of the Fund's shares) monthly (subject to a limit of 0.50% per annum of that Fund's average daily net assets) for: (1) advertising expenses including advertising by radio, television, newspapers, magazines, brochures, sales literature or direct mail; (2) costs of printing prospectuses and other materials to be given or sent to prospective investors;
(3) expenses of sales employees or agents of the Distributor, including salary, commissions, travel, and related expenses in connection with the distribution of Fund shares; and (4) payments to broker-dealers (other than the Distributor) or other organizations for services rendered in the distribution of the Fund's shares, including payments in amounts based on the average daily value of Fund shares owned by shareholders in respect of which the broker-dealer or organization has a distributing relationship. Although the Trustees have not currently authorized payments under the Plan, payments by a Fund under the Shareholder Service Plan, which will not exceed 0.25% of a Fund's average daily net assets, will be deemed to have been made pursuant to the Plan to the extent such payments may be considered to be primarily intended to result in the sale of the Fund's Advisor Shares. Under the Plan, the Fund is not liable for distribution expenditures of the Distributor in any given year in excess of the maximum amount (0.50% per annum of the Fund's average daily net assets) payable under the Plan in that year. Salary expenses of sales staff responsible for marketing shares of the Fund may be allocated among various series of the Trust that have adopted a Plan similar to that of the Fund on the basis of average net assets; travel expenses are allocated among the series of the Trust. The Trust Board has concluded that there is a reasonable likelihood that the Plan will benefit the Fund and its shareholders.


     Without shareholder approval, the Plan may not be amended to increase materially the costs that the Fund may bear. Other material amendments to the Plan must be approved by the Trust , and by the Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust and who have no direct or indirect financial interest in the operation of the Plan or in any related agreement (the "disinterested Trustees"), by vote cast in person at a meeting called for the purpose of considering such amendments. The selection and nomination of the Trustees of the Trust has been committed to the discretion of the disinterested Trustees. The Plan has been approved, and is subject to annual approval, by the Trust Board and by the disinterested Trustees, by vote cast in person at a meeting called for the purpose of voting on the Plan. The Plan is terminable with respect to the Fund at any time by a vote of a majority of the disinterested Trustees or by vote of the holders of a majority of the shares of the Fund.

Shareholder Servicing Plan and Service Organizations

     Under the Shareholder Service Plan approved by the Trust for the Fund's Advisor Shares, the Trust may also contract with banks, trust companies, broker-dealers or other financial organizations ("Service Organizations") to provide certain administrative services for shareholders of the Fund's Advisor Shares. The Fund may pay fees (which may vary depending upon the services provided) to Service Organizations in amounts up to an annual rate of 0.25% of the daily net asset value of the Fund's Advisor Shares owned by shareholders with whom the Service Organization has a servicing relationship. Services provided by Service Organizations may include: (1) providing personnel and facilities necessary to establish and maintain certain shareholder accounts and records; (2) assisting in processing purchase, exchange and redemption transactions; (3) arranging for the wiring of funds or transmitting and receiving funds in connection with client orders to purchase or redeem shares;
(4) verifying and guaranteeing client signatures in connection with redemption orders, transfers among, and changes in client-designated accounts; (5) providing periodic statements of a client's account balances and, to the extent practicable, integrating such information with other client transactions; (6) furnishing periodic and annual statements and confirmations of all purchases and redemptions of shares in a client's account; (7) transmitting proxy statements, annual reports, and updating prospectuses and other communications from the Fund to clients; and (8) such other services as the Fund or a client reasonably may request, to the extent permitted by applicable statute, rule or regulation. Neither SCMI nor Schroder Advisors will be a Service Organization or receive fees for servicing. The Fund has no intention of making any such payments to Service Organizations with respect to accounts of institutional investors and, in any event, would make no such payments until the Trust Board specifically so authorizes.

     Some Service Organizations may impose additional or different conditions on their clients, such as requiring them to invest more than the minimum investments specified by the Fund or charging a direct fee for servicing. If imposed, these fees would be in addition to any amounts that might be paid to the Service Organization by the Fund. Each Service Organization agrees to transmit to its clients a schedule of any such fees. Shareholders using Service Organizations are urged to consult them regarding any such fees or conditions.

Fund Accounting

     Forum Accounting Services, LLC ("Forum Accounting"), an affiliate of Forum, performs fund accounting services for the Fund under an agreement with the Trust. The Accounting Agreement is terminable with respect to the Fund without penalty, at any time, by the Trust upon 60 days' written notice to Forum Accounting or by Forum Accounting upon 60 days' written notice to the Trust.

     Under its agreement, Forum Accounting prepares and maintains the books and records of the Fund that are required to be maintained under the 1940 Act, calculates the net asset value per share of the Fund, calculates dividends and capital-gain distributions, and prepares periodic reports to shareholders and the SEC. For its services to the Fund, Forum Accounting is entitled to receive from the Trust a fee of $36,000 per year plus $12,000 per year for each class of the Fund above one. Forum Accounting is entitled to an additional $24,000 per year with respect to global and international funds. In addition, Forum Accounting also is entitled to an additional $12,000 per year with respect to tax-free money market funds, funds with more than 25% of their total assets invested in asset-backed securities, funds that have more than 100 security positions, or funds that have a monthly portfolio turnover rate of 10% or greater. During any period in which Schroder Greater China Fund, or any other series of the Trust, invests all (or substantially all) of its investment assets in a registered, open-end management investment company, or separate series thereof, in accordance with Section 12(d)(1)(E) under the 1940 Act, the fee payable to Forum Accounting under the agreement is $12,000 annually for each series so invested.

     Forum Accounting is required to use its best judgment and efforts in rendering fund accounting services and is not liable to the Trust for any action or inaction in the absence of bad faith, willful misconduct or gross negligence. Forum Accounting is not responsible or liable for any failure or delay in performance of its fund accounting obligations arising out of or caused, directly or indirectly, by circumstances beyond its reasonable control. The Trust has agreed to indemnify and hold harmless Forum Accounting and its employees, agents, officers and directors against and from any and all claims, demands, actions, suits, judgments, liabilities, losses, damages, costs, charges, counsel fees and all other expenses arising out of or in any way related to Forum Accounting's actions taken or failures to act with respect to the Fund or based, if applicable, upon information, instructions or requests with respect to the Fund given or made to Forum Accounting by an officer of the Trust duly authorized. This indemnification does not apply to Forum Accounting's actions taken or failures to act in cases of Forum Accounting's own bad faith, willful misconduct or gross negligence.

PORTFOLIO TRANSACTIONS

Investment Decisions

     Investment decisions for the Fund and for SCMI's other investment advisory clients are made with a view to achieving their respective investment objectives. Investment decisions are the product of many factors in addition to basic suitability for the particular client involved, and a particular security may be bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling the security. In some instances, one client may sell a particular security to another client. It also sometimes happens that two or more clients simultaneously purchase or sell the same security, in which event each day's transactions in such security are, insofar as is possible, averaged as to price and allocated between such clients in a manner that, in SCMI's opinion, is equitable to each and in accordance with the amount being purchased or sold by each. There may be circumstances when purchases or sales of portfolio securities for one or more clients will have an adverse effect on other clients. The Fund's portfolio transaction costs are borne pro rata by its investors, including the Fund that invests in it.

Brokerage and Research Services

     Transactions on U.S. stock exchanges and other agency transactions involve the payment of negotiated brokerage commissions. Such commissions vary among brokers. Also, a particular broker may charge different commissions according to the difficulty and size of the transaction; for example, transactions in foreign securities generally involve the payment of fixed brokerage commissions, which are generally higher than those in the U.S. Since most brokerage transactions for the Fund are placed with foreign broker-dealers, certain portfolio transaction costs for the Fund may be higher than fees for similar transactions executed on U.S. securities exchanges. However, SCMI seeks to achieve the best net results in effecting its portfolio transactions. There is generally less governmental supervision and regulation of foreign stock exchanges and brokers than in the U.S. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the price paid usually includes an undisclosed dealer commission or mark-up. In underwritten offerings, the price paid includes a disclosed, fixed commission or discount retained by the underwriter or dealer.

     The Fund's advisory agreement authorizes and directs SCMI to place orders for the purchase and sale of the Fund's investments with brokers or dealers it selects and to seek "best execution" of such portfolio transactions. SCMI places all such orders for the purchase and sale of portfolio securities and buys and sells securities through a substantial number of brokers and dealers. In so doing, SCMI uses its best efforts to obtain the most favorable price and execution available. The Fund may, however, pay higher than the lowest available commission rates when SCMI believes it is reasonable to do so in light of the value of the brokerage and research services provided by the broker effecting the transaction. In seeking the most favorable price and execution, SCMI considers all factors it deems relevant (including price, transaction size, the nature of the market for the security, the commission amount, the timing of the transaction (taking into account market prices and trends), the reputation, experience and financial stability of the broker-dealers involved, and the quality of service rendered by the broker-dealers in other transactions).

     Historically, investment advisers, including advisers of investment companies and other institutional investors, have received research services from broker-dealers that execute portfolio transactions for the advisers' clients. Consistent with this practice, SCMI may receive research services from broker-dealers with which it places portfolio transactions. These services, which in some cases may also be purchased for cash, include such items as general economic and security market reviews, industry and company reviews, evaluations of securities and recommendations as to the purchase and sale of securities. Some of these services are of value to SCMI in advising various of its clients (including the Fund), although not all of these services are necessarily useful and of value in managing the Fund. The investment advisory fee paid by the Fund is not reduced because SCMI and its affiliates receive such services.

     As permitted by Section 28(e) of the 1934 Act, SCMI may cause the Fund to pay a broker-dealer that provides SCMI with "brokerage and research services" (as defined in the 1934 Act) an amount of disclosed commission for effecting a securities transaction in excess of the commission which another broker-dealer would have charged for effecting that transaction. In addition, although it does not do so currently SCMI may allocate brokerage transactions to broker-dealers who have entered into arrangements under which the broker-dealer allocates a portion of the commissions paid by the Fund toward payment of Fund expenses, such as custodian fees.

     Subject to the general policies of the Fund regarding allocation of portfolio brokerage as set forth above, each Board of Trustees has authorized SCMI to employ: (1) Schroder & Co. Inc. ("Schroder Inc.") an affiliate of SCMI, to effect securities transactions on the New York Stock Exchange only; and (2) Schroder Securities Limited and its affiliates (collectively, "Schroder Securities"), affiliates of SCMI, to effect securities transactions on various foreign securities exchanges on which Schroder Securities has trading privileges, provided certain other conditions are satisfied as described below.

     Payment of brokerage commissions to Schroder Inc. or Schroder Securities for effecting such transactions is subject to Section 17(e) of the 1940 Act, which requires, among other things, that commissions for transactions on a securities exchange paid by a registered investment company to a broker that is an affiliated person of such investment company (or an affiliated person of another person so affiliated) not exceed the usual and customary broker's commissions for such transactions. It is the policy of the Trust that commissions paid to Schroder Inc. or Schroder Securities must be, in SCMI's opinion: (1) at least as favorable as commissions contemporaneously charged by Schroder Inc. or Schroder Securities, as the case may be, on comparable transactions for their most favored unaffiliated customers; and (2) at least as favorable as those which would be charged on comparable transactions by other qualified brokers having comparable execution capability. The Board, including a majority of the respective non-interested Trustees, have each adopted procedures pursuant to Rule 17e-1 under the 1940 Act to ensure that commissions paid to Schroder Inc. or Schroder Securities by the Fund satisfy the foregoing standards. Such procedures are reviewed periodically by the Board, including a majority of the non-interested Trustees. The Board also reviews all transactions at least quarterly for compliance with such procedures.

     It is further a policy of the Fund that all such transactions effected by Schroder Inc. on the New York Stock Exchange be in accordance with Rule 11a2-2(T) promulgated under the 1934 Act, which requires in substance that a member of such exchange not associated with Schroder Inc. actually execute the transaction on the exchange floor or through the exchange facilities. Thus, while Schroder Inc. will bear responsibility for determining important elements of execution such as timing and order size, another firm will actually execute the transaction.

     Schroder Inc. pays a portion of the brokerage commissions it receives from the Fund to the brokers executing the transactions on the New York Stock
Exchange. In accordance with Rule 11a2-2(T), the Board has entered into an agreement with Schroder Inc. permitting it to retain a portion of the brokerage commissions paid to it by the Fund.

     The Fund does not have any understanding or arrangement to direct any specific portion of its brokerage to Schroder Inc. or Schroder Securities, and neither will direct brokerage to Schroder Inc. or Schroder Securities in recognition of research services

     From time to time, the Fund may purchase securities of a broker or dealer through which it regularly engages in securities transactions.

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

Determination of Net Asset Value Per Share

     The net asset value per share of each class of the Fund is determined as of the close of trading on the New York Stock Exchange each day that the Exchange is open. Any assets or liabilities initially expressed in terms of non-U.S. dollar currencies are translated into U.S. dollars at the prevailing market rates as quoted by one or more banks or dealers on the afternoon of valuation. The Exchange's most recent holiday schedule (which is subject to change) states that it will close on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

     The Board has established procedures for the valuation of the Fund's securities: (1) equity securities listed or traded on the New York or American Stock Exchange or other domestic or foreign stock exchange are valued at their latest sale prices on such exchange that day prior to the time when assets are valued; in the absence of sales that day, such securities are valued at the mid-market prices (in cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by the Fund's investment adviser); (2) unlisted equity securities for which over-the-counter market quotations are readily available are valued at the latest available mid-market prices prior to the time of valuation; (3) securities (including restricted securities) not having readily-available market quotations are valued at fair value under the Board's procedures; (4) debt securities having a maturity in excess of 60 days are valued at the mid-market prices determined by a portfolio pricing service or obtained from active market makers on the basis of reasonable inquiry; and (5) short-term debt securities (having a remaining maturity of 60 days or less) are valued at cost, adjusted for amortization of premiums and accretion of discount.

     When an option is written, an amount equal to the premium received is recorded in the books as an asset, and an equivalent deferred credit is recorded as a liability. The deferred credit is adjusted ("marked-to-market") to reflect the current market value of the option. Options are valued at their mid-market prices in the case of exchange-traded options or, in the case of options traded in the over-the-counter market, the average of the last bid price as obtained from two or more dealers unless there is only one dealer, in which case that dealer's price is used. Futures contracts and related options are stated at market value.

Redemptions In-Kind

     In the event that payment for redeemed shares is made wholly or partly in portfolio securities, shareholders may incur brokerage costs in converting the securities to cash. An in-kind distribution of portfolio securities is generally less liquid than cash. The shareholder may have difficulty finding a buyer for portfolio securities received in payment for redeemed shares. Portfolio securities may decline in value between the time of receipt by the shareholder and conversion to cash. A redemption in-kind of portfolio securities could result in a less diversified portfolio of investments for the Fund and could affect adversely the liquidity of its investment portfolio.

TAXATION

Under the Internal Revenue Code of 1986, as amended (the "Code"), the Fund and each other series established from time to time by the Trust Board is treated as a separate taxpayer for federal income tax purposes with the result that: (1) each such series must meet separately the income and distribution requirements for qualification as a regulated investment company; and (2) the amounts of investment income and capital gain earned are determined on a series-by-series (rather than on a Trust-wide) basis.

     The Fund intends to qualify as a regulated investment company under Subchapter M of the Code. To do so, the Fund must distribute to shareholders at least 90% of its "investment company taxable income" as defined in the Code (which includes, among other items, dividends, interest and the excess of any net short-term capital gain over net long-term capital loss), and to meet certain diversification of assets, source of income, and other requirements of the Code. By so doing, the Fund will not be subject to federal income tax on its investment company taxable income and "net capital gain" (the excess of net long-term capital gain over net short-term capital loss) distributed to shareholders. If the Fund does not meet all of these Code requirements, it will be taxed as an ordinary corporation, and its distributions will be taxable to shareholders as ordinary income.

     Amounts not distributed on a timely basis (in accordance with a calendar year distribution requirement) are subject to a 4% nondeductible excise tax. To prevent this, the Fund must distribute for each calendar year an amount equal to the sum of: (1) at least 98% of its ordinary income (excluding any capital gain or loss) for the calendar year; (2) at least 98% of the excess of its capital gain over capital loss realized during the one-year period ending October 31 of such year; and (3) all such ordinary income and capital gain for previous years that were not distributed during such years. A distribution will be treated as paid during the calendar year if it is declared by the Fund in October, November or December of the year with a record date in such month and paid by the Fund during January of the following year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.

     Distributions of investment company taxable income (including net realized short-term capital gain) are taxable to shareholders as ordinary income. Generally, it is not expected that such distributions will be eligible for the dividends received deduction available to corporations. However, if the Fund acquires at least 10% of the stock of a foreign corporation that has U.S. source income, a portion of that Fund's ordinary income dividends attributable to such income may be eligible for such deduction, if certain requirements are met.

     Distributions of net long-term capital gain are taxable to shareholders as long-term capital gain, regardless of the length of time Fund shares have been held by a shareholder and are not eligible for the dividends received deduction. Such distributions will qualify for the new reduced rates for capital gains on assets held for more than 18 months to the extent they represent gains on the sale of such assets. A loss realized by a shareholder on the sale of Fund shares with respect to which capital-gain distributions have been paid will, to the extent of such capital-gain distributions, be treated as long-term capital loss (even though such shares may have been held by the shareholder for one year or less). Further, a loss realized on a disposition will be disallowed to the extent the shares disposed of are replaced (whether by reinvestment or distribution or otherwise) within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss.

     All distributions to shareholders are taxable whether reinvested in additional shares or received in cash. Shareholders that reinvest distributions will have for federal income tax purposes a cost basis in each share received equal to the net asset value of a share of the Fund on the reinvestment date. Shareholders will be notified annually as to the federal tax status of distributions. Distributions by the Fund reduce the net asset value of that Fund's shares. If a distribution reduces the net asset value below a shareholder's cost basis, such distribution nevertheless would be taxable to the shareholder as ordinary income or capital gain as described above, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time includes the amount of the forthcoming distribution, which will be returned to the investor in the form of a taxable distribution.

     Upon redemption or sale of shares, a shareholder will realize a taxable gain or loss, which will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands. Such gain or loss generally will be long-term or short-term depending upon the shareholder's holding period for the shares, and generally will qualify for the new reduced rates for capital gains if the shares have been held for more than 18 months.

     Ordinary income dividends paid to Fund shareholders who are nonresident aliens are subject to a 30% U.S. withholding tax under existing provisions of the Code applicable to foreign individuals and entities unless a reduced rate of withholding or a withholding exemption is provided under applicable treaty law. Nonresident shareholders are urged to consult their own tax advisors concerning the applicability of the U.S. withholding tax.

     Dividends and interest received (and, in certain circumstances, realized capital gain) by the Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. If more than 50% in value of the Fund's total assets at the close of its taxable year consists of securities of foreign corporations, that Fund will be eligible, and ordinarily expects, to file an election with the Internal Revenue Service ("IRS") pursuant to which shareholders of the Fund will be required to include their proportionate share of such withholding taxes in their U.S. income tax returns as gross income; treat such proportionate share as taxes paid by them; and, subject to certain limitations, deduct such proportionate share in computing their taxable incomes or, alternatively, use them as foreign tax credits against their U.S. income taxes. No deductions for foreign taxes, however, may be claimed by noncorporate shareholders who do not itemize deductions. A shareholder that is a nonresident alien individual or a foreign corporation may be subject to U.S. withholding tax on the income resulting from the Fund's election described in this paragraph but may not be able to claim a credit or deduction against such U.S. tax for the foreign taxes treated as having been paid by such shareholder. The Fund will report annually to its shareholders the amount per share of such withholding taxes.

     Due to investment laws in certain emerging market countries, it is anticipated that the Fund's investments in equity securities in such countries will consist primarily of shares of investment companies (or similar investment entities) organized under foreign law or of ownership interests in special accounts, trusts or partnerships. If the Fund purchases shares of an investment company (or similar investment entity) organized under foreign law, that Fund will be treated as owning shares in a passive foreign investment company ("PFIC") for U.S. federal income tax purposes. The Fund may be subject to U.S. federal income tax, and an additional tax in the nature of interest, on a portion of distributions from such company and on gain from the disposition of such shares (collectively referred to as "excess distributions"), even if such excess distributions are paid by that Fund as a dividend to its shareholders.

     The Fund may make an election with respect to PFICs in which it owns shares that will allow it to avoid the taxes on excess distributions. However, such election may cause the Fund to recognize income in a particular year in excess of the distributions received from such PFICs. The Fund may write, purchase or sell options or futures contracts. Unless the Fund is eligible to, and does, make a special election, such options and futures contracts that are "Section 1256 contracts" will be "marked to market" for federal income tax purposes at the end of each taxable year (i.e., each option or futures contract will be treated as sold for its fair market value on the last day of the taxable year). In general, unless such special election is made, gain or loss from transactions in options and futures contracts will be 60% long-term and 40% short-term capital gain or loss.

     Code Section 1092, which applies to certain "straddles," may affect the taxation of the Fund's transactions in options and futures contracts. Under
Section 1092, the Fund may be required to postpone recognition for tax purposes of losses incurred in certain closing transactions in options and futures.

     In general, gain from "foreign currencies" and from foreign currency options, foreign currency futures contracts and forward foreign exchange contracts relating to investments in stock, securities or foreign currencies will be qualifying income for purposes of determining whether the Fund qualifies as a regulated investment company. It is currently unclear, however, who will be treated as the issuer of a foreign currency instrument or how foreign currency options, futures contracts or forward foreign currency contracts will be valued for purposes of the regulated investment company diversification requirements applicable to the Fund.

     Under Code Section 988, special rules are provided for certain transactions in a foreign currency other than the taxpayer's functional currency (i.e., unless certain special rules apply, currencies other than the U.S. dollar). In general, foreign currency gain or loss from certain forward contracts not traded in the interbank market, from futures contracts that are not "regulated futures contracts," and from unlisted options will be treated as ordinary income or loss under Code Section 988. In certain circumstances, the Fund may elect capital gain or loss treatment for such transactions. In general, however, Code Section 988 gain or loss will increase or decrease the amount of the Fund's investment company taxable income available to be distributed to shareholders as ordinary income. Additionally, if the Code Section 988 loss exceeds other investment company taxable income during a taxable year, the Fund would not be able to make any ordinary dividend distributions, and any distributions made before the loss was realized but in the same taxable year would be recharacterized as a return of capital to shareholders, thereby reducing each shareholder's basis in his or her Fund shares.

     The Trust is required to report to the Internal Revenue Service ("IRS") all distributions and gross proceeds from the redemption of Fund shares (except in the case of certain exempt shareholders). All such distributions and proceeds generally will be subject to the withholding of federal income tax at a rate of 31% ("backup withholding") in the case of non-exempt shareholders if: (1) the shareholder fails to furnish the Trust with and to certify the shareholder's correct taxpayer identification number or social security number; (2) the IRS notifies the Trust that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect; or (3) when required to do so, the shareholder fails to certify that it is not subject to backup withholding. If the withholding provisions are applicable, any such distributions or proceeds, whether reinvested in additional shares or taken in cash, will be reduced by the amount required to be withheld. Any amounts withheld may be credited against the shareholder's federal income tax liability. Investors may wish to consult their tax advisors about the applicability of the backup withholding provisions.

     U.S. federal income taxation of a shareholder who, under the Code, is a non-resident alien individual, a foreign trust or estate, foreign corporation or foreign partnership ("non-U.S. shareholder") depends on whether the income from the Fund is "effectively connected" with a U.S. trade or business carried on by such shareholder. Ordinarily, income from the Fund will not be treated as so "effectively connected."

     If the income from the Fund is not treated as "effectively connected" with a U.S. trade or business carried on by the non-U.S. shareholder dividends of net investment income (which includes short-term capital gains), whether received in cash or reinvested in shares, will be subject to a U.S. federal income tax of 30% (or lower treaty rate), which tax is generally withheld from such dividends. Furthermore, such non-U.S. shareholders may be subject to U.S. federal income tax at the rate of 30% (or lower treaty rate) on their income resulting from the Fund's election (described above) to "pass through" the amount of non-U.S. taxes paid by the Fund, but may not be able to claim a credit or deduction with respect to the non-U.S. income taxes treated as having been paid by them.

         A non-U.S. shareholder whose income is not treated as "effectively connected" with a U.S. trade or business generally will not be subject to U.S. federal income taxation on distributions of net long-term capital gains and any gain realized upon the sale of Fund shares. If the non-U.S. shareholder is treated as a non-resident alien individual but is physically present in the United States for more than 182 days during the taxable year, then in certain circumstances such distributions of net long-term capital gains amounts retained by Fund which are designated as undistributed capital gains and gain from the sale of Fund shares will be subject to a U.S. federal income tax of 30% (or lower treaty rate). In the case of a non-U.S. shareholder who is a non-resident alien individual, the Fund may be required to withhold U.S. federal income tax at a rate of 31% of distributions (including distributions of net long-term capital gains) unless IRS Form W-8 is provided.

     If the income from the Fund is "effectively connected" with a U.S. trade or business carried on by a non-U.S. shareholder, then distributions of net investment income (which includes short-term capital gains) whether received in cash or reinvested in shares net long-term capital gains and amounts otherwise includable in income, such as amounts retained by the Fund which are designated as undistributed capital gains and any gains realized upon the sale of shares of the Fund will be subject to U.S. federal income tax at the graduated rates applicable to U.S. taxpayers. Non-U.S. shareholders that are corporations may also be subject to the branch profits tax.

     Transfers of shares of the Fund by gift by a non-U.S. shareholder will generally not be subject to U.S. federal gift tax, but the value of shares of the Fund held by such a shareholder at death will be includable in the shareholder's gross estate for U.S. federal income tax purposes.

     The income tax and estate tax consequences to a non-U.S. shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Non-U.S. shareholders may be required to provide appropriate documentation to establish their entitlement to the benefits of such a treaty.

     Non-U.S. shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in shares of the Fund.

     The foregoing discussion relates only to federal income tax law as applicable to U.S. persons (i.e., U.S. citizens and residents and U.S. domestic corporations, partnerships, trusts and estates). Distributions by the Fund also may be subject to state and local taxes, and their treatment under state and local income tax laws may differ from the federal income tax treatment. Shareholders should consult their tax advisors with respect to particular questions of federal, foreign, state and local taxation.

OTHER INFORMATION

Fund Structure

     Classes of Shares. The Fund has two classes of shares, Investor Shares and Advisor Shares. Advisor Shares are offered by a separate prospectus to individual investors, in most cases through Service Organizations. Advisor Shares incur more expenses but have lower investment minimums than Investor Shares. Except for certain class differences, each share of each class represents an undivided, proportionate interest in the Fund. Each share of the Fund is entitled to participate equally in dividends and other distributions and the proceeds of any liquidation of the Fund except that, due to the differing expenses borne by the two classes, the amount of dividends and other distributions differs between the classes. Information about the other class of shares is available from the Trust by calling Schroder Advisors at 1-800-730-2932.


Organization of the Trust

     The Trust was organized as a Maryland corporation on July 30, 1969; reorganized on February 29, 1988 as Schroder Capital Funds, Inc.; and reorganized on January 9, 1996, as a Delaware business trust. The Trust is registered as an open-end management investment company under the 1940 Act.

     Delaware law provides that shareholders shall be entitled to the same limitations of personal liability extended to stockholders of private corporations for profit. Securities regulators of some states, however, have indicated that they and the courts in their state may decline to apply Delaware law on this point. To guard against this risk, the Trust Instrument contains an express disclaimer of shareholder liability for the debts, liabilities, obligations, and expenses of the Trust. The Trust Instrument provides for indemnification out of each series' property of any shareholder or former shareholder held personally liable for the obligations of the series. The Trust Instrument also provides that each series shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the series and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which Delaware law does not apply (or no contractual limitation of liability was in effect) and the series is unable to meet its obligations. Schroder believes that, in view of the above, there is no risk of personal liability to shareholders.

Capitalization and Voting

     The Trust has authorized an unlimited number of shares of beneficial interest. The Trust Board may, without shareholder approval, divide the authorized shares into an unlimited number of separate series (such as the Fund) and may divide series into classes of shares, and the costs of doing so may be borne by a series or a class or the Trust in accordance with the Trust Instrument. The Trust currently consists of eleven series. Each series offers two classes of shares, Investor Shares and Advisor Shares.

     When issued for the consideration described in the relevant Prospectus or under the dividend reinvestment plan, shares are fully paid, nonassessable, and have no preferences as to conversion, exchange, dividends, retirement or other features. Shares have no preemptive rights and have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trustees if they choose to do so. Each shareholder of record is entitled to one vote for each full share held (and a fractional vote for each fractional share held).

The Trust does not hold annual meetings of shareholders. The matters considered at an annual meeting typically include the reelection of Trustees, approval of an investment advisory agreement, and the ratification of the selection of independent accountants. These matters are not submitted to shareholders unless a meeting of shareholders is held for some other reason, such as those indicated below. Each Trustee serves until death, resignation or removal. Vacancies are filled by the remaining Trustees, subject to the provisions of the 1940 Act requiring a meeting of shareholders for election of Trustees to fill vacancies. Similarly, the selection of independent accountants and renewal of investment advisory agreements for future years is performed annually by the Trust Board. Future shareholder meetings will be held to elect Trustees if required by the 1940 Act, to obtain shareholder approval of changes in fundamental investment policies, to obtain shareholder approval of material changes in investment advisory agreements, to select new independent accountants if the employment of the Trust's independent accountants has been terminated, and to seek any other shareholder approval required under the 1940 Act. The Trust Board has the power to call a meeting of shareholders at any time when it believes it is necessary or appropriate.

     In addition to the foregoing rights, the Trust Instrument provides that holders of at least two-thirds of the outstanding shares of the Trust may remove any person serving as a Trustee at any meeting of the shareholders.

Performance Information

     Performance  quotations of the average  annual total return and  cumulative
total  return  of  the  Fund  is  provided  in   advertisements  or  reports  to
shareholders or prospective investors.

     Quotations of average annual total return are expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Fund or class over periods of 1, 5 and 10 years (or since commencement of operations if any of these periods are not available), calculated pursuant to the following formula:

                                           P (1+T)n = ERV

     (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). All total return figures reflect the deduction of fund and any class expenses (net of any reimbursed expenses) on an annual basis and generally assume that all dividends and distributions, when paid, are reinvested in shares of the same class.

     Quotations of cumulative total return reflect only the performance of a hypothetical investment in a fund or a class during the particular time period shown. cumulative total returns vary based on changes in market conditions and the level of a fund's and any applicable class's expenses, and no reported performance figure should be considered an indication of performance which may be expected in the future.

     In communications to current or prospective shareholders, performance figures such as cumulative total return, also may be compared with the performance of other mutual funds tracked by mutual fund rating services or to unmanaged indexes that may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs.

     Investors who purchase and redeem shares through a customer account maintained at a financial institution or a Service Organization may be charged one or more of the following types of fees as agreed upon by the financial institution or Service Organization and the investor, with respect to the customer services provided: (1) account fees (a fixed amount per month or per year); (2) transaction fees (a fixed amount per transaction processed); (3) compensating balance requirements (a minimum dollar amount a customer must maintain in order to obtain the services offered); or (4) account maintenance fees (a periodic charge based upon a percentage of the assets in the account or of the dividends paid on these assets). Such fees have the effect of reducing the average annual or cumulative total returns for those investors.

     Custodian The Chase Manhattan Bank, through its Global Custody Division located in London, England, acts as custodian of the Fund's assets but plays no role in making decisions as to the purchase or sale of portfolio securities for the Fund. Pursuant to rules adopted under the 1940 Act, the Fund may maintain its foreign securities and cash in the custody of certain eligible foreign banks and securities depositories. Selection of these foreign custodial institutions is made currently by the Board following a consideration of a number of factors, including (but not limited to) the reliability and financial stability of the institution; the ability of the institution to perform capably custodial services for the Fund; the reputation of the institution in its national market; the political and economic stability of the country in which the institution is located; and further risks of potential nationalization or expropriation of Fund assets.

Transfer Agent and Dividend Disbursing Agent

     Forum Shareholder Services, LLC, Two Portland Square, Portland, Maine 04101, acts as the Fund's transfer agent and dividend disbursing agent.

Legal Counsel

     Ropes & Gray, One International Place, Boston, Massachusetts 02110-2624, counsel to the Trust, passes upon certain legal matters in connection with the shares offered by the Fund.

Independent Accountant


     PricewaterhouseCoopers LLP serves as independent accountants for the Trust. PricewaterhouseCoopers LLP provides audit services and consultation in connection with review of U.S. SEC filings. Their address is One Post Office Square, Boston, Massachusetts 02109.


Year 2000 Disclosure

     The Fund receives services from the investment advisor, administrators, distributor, transfer agent and custodian which rely on the smooth functioning of their respective systems and the systems of others to perform those services. It is generally recognized that certain systems in use today may not perform their intended functions adequately after the Year 1999 because of the inability of the software to distinguish the year 2000 from the year 1900. Schroder Advisors is taking steps that it believes are reasonably designed to address this potential "Year 2000" problem and to obtain satisfactory assurances that comparable steps are being taken by the Fund's other major service providers. There can be no assurance, however, that these steps will be sufficient to avoid any adverse impact on the Fund from this problem.

Registration Statement

     This SAI and the Prospectuses do not contain all the information included in the Trust's registration statement filed with the SEC under the Securities Act of 1933 with respect to the securities offered hereby, certain portions of which have been omitted pursuant to the rules and regulations of the SEC. The registration statement, including the exhibits filed therewith, may be examined at the office of the SEC in Washington, D.C.

     Statements contained herein and in the Prospectuses as to the contents of any contract or other documents referred to are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other documents filed as an exhibit to the registration statement, each such statement being qualified in all respects by such reference.

                                   APPENDIX A


                      RATINGS OF CORPORATE DEBT INSTRUMENTS



MOODY'S INVESTORS SERVICE INC. ("MOODY'S")

FIXED-INCOME SECURITY RATINGS

"Aaa" Fixed-income securities which are rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

"Aa" Fixed-income securities which are rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high grade fixed-income securities. They are rated lower than the best fixed-income securities because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.

"A"  Fixed-income   securities  which  are  rated  "A"  possess  many  favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

"Baa"  Fixed-income  securities  which are rated "Baa" are  considered as medium grade obligations; i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such fixed-income securities lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Fixed-income securities rated "Aaa", "Aa", "A" and "Baa" are considered investment grade.

"Ba" Fixed-income securities which are rated "Ba" are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and therefore not well safeguarded during both good and bad times in the future. Uncertainty of position characterizes bonds in this class.

"B" Fixed-income securities which are rated "B" generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

"Caa" Fixed-income securities which are rated "Caa" are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest. "Ca" Fixed-income securities which are rated "Ca" present obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

"C" Fixed-income securities which are rated "C" are the lowest rated class of fixed-income securities, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

         Rating Refinements: Moody's may apply numerical modifiers, "1", "2", and "3" in each generic rating classification from "Aa" through "B" in its municipal fixed-income security rating system. The modifier "1" indicates that the security ranks in the higher end of its generic rating category; the modifier "2" indicates a mid-range ranking; and a modifier "3" indicates that the issue ranks in the lower end of its generic rating category.

COMMERCIAL PAPER RATINGS

         Moody's Commercial Paper ratings are opinions of the ability to repay punctually promissory obligations not having an original maturity in excess of nine months. The ratings apply to Municipal Commercial Paper as well as taxable Commercial Paper. Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers: "Prime-1", "Prime-2", "Prime-3".

         Issuers rated "Prime-1" have a superior capacity for repayment of short-term promissory obligations. Issuers rated "Prime-2" have a strong capacity for repayment of short-term promissory obligations; and Issuers rated "Prime-3" have an acceptable capacity for repayment of short-term promissory obligations. Issuers rated "Not Prime" do not fall within any of the Prime rating categories.


STANDARD & POOR'S RATING GROUP("STANDARD & POOR'S")

FIXED-INCOME SECURITY RATINGS

         A Standard & Poor's fixed-income security rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

         The ratings are based on current information furnished by the issuer or obtained by Standard & Poor's from other sources it considers reliable. The ratings are based, in varying degrees, on the following considerations: (1) likelihood of default-capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation; (2) nature of and provisions of the obligation; and (3) protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

         Standard & Poor's does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended or withdrawn as a result of changes in, or unavailability of, such information, or for other reasons.

 "AAA" Fixed-income securities rated "AAA" have the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

"AA" Fixed-income securities rated "AA" have a very strong capacity to pay interest and repay principal and differs from the highest-rated issues only in small degree.

"A" Fixed-income securities rated "A" have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than fixed-income securities in higher-rated categories.

"BBB" Fixed-income securities rated "BBB" are regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for fixed-income securities in this category than for fixed-income securities in higher-rated categories.

         Fixed-income securities rated "AAA", "AA", "A" and "BBB" are considered investment grade.

"BB" Fixed-income securities rated "BB" have less near-term vulnerability to default than other speculative grade fixed-income securities. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity or willingness to pay interest and repay principal.

"B" Fixed-income securities rated "B" have a greater vulnerability to default but presently have the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions would likely impair capacity or willingness to pay interest and repay principal.

"CCC" Fixed-income securities rated "CCC" have a current identifiable vulnerability to default, and the obligor is dependent upon favorable business, financial and economic conditions to meet timely payments of interest and repayments of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal.

"CC"  The  rating  "CC"  is  typically   applied  to   fixed-income   securities
subordinated to senior debt which is assigned an actual or implied "CCC" rating.

"C" The rating "C" is typically applied to fixed-income securities subordinated to senior debt which is assigned an actual or implied "CCC-" rating.

"CI" The rating "CI" is reserved for fixed-income securities on which no interest is being paid.

"NR" Indicates that no rating has been requested, that there is insufficient information on which to base a rating or that Standard & Poor's does not rate a particular type of obligation as a matter of policy.

         Fixed-income securities rated "BB", "B", "CCC", "CC" and "C" are regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. "BB" indicates the least degree of speculation and "C" the highest degree of speculation. While such fixed-income securities will likely have some quality and protective characteristics, these are out-weighed by large uncertainties or major risk exposures to adverse conditions.

         Plus (+) or minus (-): The rating from "AA" TO "CCC" may be modified by the addition of a plus or minus sign to show relative standing with the major ratings categories.

COMMERCIAL PAPER RATINGS

         Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. The commercial paper rating is not a recommendation to purchase or sell a security. The ratings are based upon current information furnished by the issuer or obtained by Standard & Poor's from other sources it considers reliable. The ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of such information. Ratings are graded into group categories, ranging from "A" for the highest quality obligations to "D" for the lowest. Ratings are applicable to both taxable and tax-exempt commercial paper.

         Issues assigned "A" ratings are regarded as having the greatest capacity for timely payment. Issues in this category are further refined with the designation "1", "2", and "3" to indicate the relative degree of safety.

"A-1" Indicates that the degree of safety regarding timely payment is very strong.

"A-2" Indicates capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as overwhelming as for issues designated "A-1".

"A-3" Indicates a satisfactory capacity for timely payment. Obligations carrying this designation are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

                                     PART C
                                OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS


         (a)      Financial statements:  Not required.


         (b)      Exhibits


                  (1) Trust Instrument of Registrant Amended and Restated as of March 13, 1998 (see Note 1).

                  (2)      Bylaws  of  Registrant  dated  September 8, 1995 (see
                           Note 2).


                  (3)      Not Applicable.

                  (4) See the following Articles and Sections in the Trust Instrument filed as Exhibit (1): Article II, Sections 2.03, 2.04, 2.06, 2.08, 2.09, 2.10, 2.11; Article
                           III,  Section  3.08;  Article  VII;  Article  IX; and
                           Article X, Section 10.03.


                  (5)      (a)      Investment   Advisory    Agreement   between
                                    the Trust and  Schroder  Capital  Management
                                    International  Inc.  ("SCMI")  dated  as  of
                                    September  14, 1998 with respect to Schroder
                                    Greater   China  Fund  and   Schroder   Cash
                                    Reserves Fund (see Note 1).

                           (b) Investment Advisory Agreement between the Trust and SCMI dated as of January 9, 1996, with respect to Schroder U.S. Diversified Growth Fund (see Note 2).


                           (c) Investment Advisory Agreement between the Trust and SCMI dated as of January 9, 1996, with respect to Schroder U.S. Smaller Companies Fund, Schroder Latin America Fund and International Equity Fund (see Note 3).


                           (d) Investment Advisory Agreement between the Trust and SCMI dated as of March 15, 1996, with respect to Schroder International Smaller Companies Fund and Schroder Global Asset Allocation Fund (see Note 4).

                           (e) Investment Advisory Agreement between the Trust and SCMI dated as of January 9, 1996, with respect to Schroder Emerging Markets Fund Institutional Portfolio (see Note 5).

                           (f) Investment Advisory Agreement between the Trust and SCMI dated as of March 5, 1997, with respect to Schroder International Bond Fund (see Note 5).

                           (g) Investment Advisory Agreement between the Trust and SCMI dated as of March 5, 1997, with respect to Schroder Micro Cap Fund (see
                                    Note 5).

                           (h) Investment Advisory Agreement between the Trust and SCMI dated as of November 26, 1996, with respect to Schroder Emerging Markets Fund (see Note 5).

                  (6)      (a)      Distribution Agreement between the Trust and
                                    Schroder  Fund  Advisors  Inc. dated  as  of
                                    January  9,  1996,  with respect to Schroder
                                    U.S. Diversified Growth Fund (see Note 2).

                           (b) Distribution Agreement between the Trust and Schroder Fund Advisors Inc. dated as of January 9, 1996, as amended, with respect to Schroder Emerging Markets Fund Institutional Portfolio, Schroder International Fund, Schroder Latin American Fund, Schroder Global Asset Allocation Fund, Schroder U.S. Smaller Companies Fund, Schroder International Smaller Companies Fund, Schroder Emerging Markets Fund, Schroder European Growth Fund, Schroder Asia Fund, Schroder Japan Fund, Schroder United Kingdom Fund, Schroder Cash Reserves Fund, Schroder International Bond Fund, Schroder Greater China Fund and Schroder Micro Cap Fund (see
                                    Note 5).


                  (7)      Not Applicable.


                  (8) Global Custody Agreement between the Trust and The Chase Manhattan Bank, N.A. dated as of January 9,
                           1996, as amended May 3, 1996, with respect to Schroder Emerging Markets Fund Institutional Portfolio, Schroder International Fund, Schroder Latin American Fund, Schroder Global Asset Allocation Fund, Schroder U.S. Smaller Companies Fund, Schroder International Smaller Companies Fund, Schroder U.S. Diversified Growth Fund, Schroder Emerging Markets Fund, Schroder European Growth Fund, Schroder Asia Fund, Schroder Japan Fund, Schroder United Kingdom Fund, Schroder Cash Reserves Fund, Schroder International Bond Fund, Schroder Greater China Fund and Schroder Micro Cap Fund (see Note 5).

                  (9)      (a)      Administration   Agreement    between    the
                                    Trust and Schroder Fund Advisors Inc.  dated
                                    as of November  26,  1996,  with  respect to
                                    Schroder  International  Fund, Schroder U.S.
                                    Smaller   Companies  Fund,   Schroder  Latin
                                    American  Fund,  Schroder  Emerging  Markets
                                    Fund   Institutional   Portfolio,   Schroder
                                    International    Smaller   Companies   Fund,
                                    Schroder Micro Cap Fund,  Schroder  Emerging
                                    Markets   Fund,    Schroder   Global   Asset
                                    Allocation  Fund,   Schroder  Cash  Reserves
                                    Fund,  Schroder  International Bond Fund and
                                    Schroder Greater China Fund (see Note 1).

                           (b) Subadministration Agreement between the Trust and Forum Administrative Services, LLC dated as of February 1, 1997, with respect to Schroder International Fund, Schroder U.S. Diversified Growth Fund, Schroder U.S. Smaller Companies Fund, Schroder Latin American Fund, Schroder Emerging Markets Fund Institutional Portfolio, Schroder International Smaller Companies Fund, Schroder Micro Cap Fund, Schroder Emerging Markets Fund, Schroder Cash Reserves Fund, Schroder Greater China Fund and Schroder International Bond Fund (see Note 1).

                           (c) Transfer Agency Agreement between the Trust and Forum Shareholder Services, LLC dated as of January 9, 1996, as amended, with respect to Schroder Emerging Markets Fund
                                    Institutional      Portfolio,       Schroder
                                    International  Fund, Schroder Latin American
                                    Fund, Schroder Global Asset Allocation Fund,
                                    Schroder  U.S.   Smaller   Companies   Fund,
                                    Schroder   International  Smaller  Companies
                                    Fund, Schroder U.S. Diversified Growth Fund,
                                    Schroder  Emerging  Markets  Fund,  Schroder
                                    European  Growth Fund,  Schroder  Asia Fund,
                                    Schroder Japan Fund, Schroder United Kingdom
                                    Fund,  Schroder Cash Reserves Fund, Schroder
                                    Greater China Fund,  Schroder  International
                                    Bond Fund and  Schroder  Micro Cap Fund (see
                                    Note 5).

                           (d) Fund Accounting Agreement between the Trust and Forum Accounting Services, LLC dated as of March 5, 1997 with respect to Schroder

                                    International     Fund,     Schroder    U.S.
                                    Diversified   Growth  Fund,   Schroder  U.S.
                                    Smaller   Companies  Fund,   Schroder  Latin
                                    American  Fund,  Schroder  Emerging  Markets
                                    Fund   Institutional   Portfolio,   Schroder
                                    International    Smaller   Companies   Fund,
                                    Schroder  Global  Asset   Allocation   Fund,
                                    Schroder European Growth Fund, Schroder Asia
                                    Fund,  Schroder Japan Fund,  Schroder United
                                    Kingdom Fund,  Schroder Cash Reserves  Fund,
                                    Schroder  Micro Cap Fund,  Schroder  Greater
                                    China  Fund and  Schroder  Emerging  Markets
                                    Fund (see Note 5).

                           (e) Shareholder Service Plan adopted by the Trust with respect to Schroder Greater China Fund (see Note 3).

                  (10)     (a)      Opinion  and  consent  of  Smith Katzenstein
                                    Furlow  LLP  as  to  the  legality  of   the
                                    securities   previously    registered   (see
                                    Note 5).

(b) Opinion and consent of Jacobs Persinger & Parker with respect to Schroder International Fund, Schroder U.S. Equity Fund and Schroder U.S. Smaller Companies Fund (see Note 6).

                           (c) Opinion and consent of David I. Goldstein, Esq. as to the legality of the securities being registered (filed herewith).

                  (11)     Not Applicable.


                  (12) No financial statements were omitted from Item 23.

                  (13)     Not Applicable.

                  (14)     Not Applicable.


                  (15) Distribution Plan adopted by Registrant dated as of January 9, 1996 with respect to Advisor Shares of Schroder U.S. Smaller Companies Fund, Schroder Latin American Fund, Schroder International Fund, Schroder Emerging Markets Fund Institutional Portfolio,
                           Schroder International Smaller Companies Fund, Schroder Micro Cap Fund, Schroder Emerging Markets Fund, Schroder Cash Reserves Fund, Schroder Greater China Fund, Schroder International Bond Fund and Schroder U.S. Diversified Growth Fund (see Note 4).


                  (16)     (a)      Schedule of Sample Performance  Calculations
                                    --Schroder Greater China Fund (to be filed).


                           (b) Schedule of Sample Performance Calculations --Schroder U.S. Diversified Growth Fund (see
                                    Note 2).

                           (c) Schedule of Sample Performance Calculations -- Schroder U.S. Smaller Companies Fund (see
                                    Note 7).

                           (d) Schedule of Sample Performance Calculations -- Schroder International Fund, Schroder International Smaller Companies Fund, Schroder Emerging Markets Fund, Schroder International Bond Fund, Schroder Micro Cap Fund and Schroder Emerging Markets Fund Institutional Portfolio (see note 4).

                  (17)     Financial Data Schedules (see Note 1).

                  (18)     Multiclass  (Rule 18f-3)  Plan  adopted by Trust (see
                           Note 8).

                  Other Exhibits:


                           Power of Attorney forms pursuant to which this Post-Effective Amendment is signed (see Note 9).

                           Power of Attorney from Fergal Cassidy (see Note 1).

                           Power of Attorney from Sharon L. Haugh (see Note 1).

                           Power of Attorney from David N. Dinkins (see Note 1).

                           Power of Attorney from Peter S. Knight (see Note 1).

                           Power of  Attorney  from  Hermann C. Schwab (see Note
                           1).

                           Power of Attorney from Mark J. Smith (see Note 1).

                           Power of Attorney from John I. Howell (see Note 1).

                           Power of Attorney  from Peter E.  Guernsey  (see Note
                           1).

                           Power of Attorney from Clarence F. Michalis (see Note
                           1).

         ----------
Notes:

         1        Exhibit   incorporated by reference as filed on PEA No. 68 via
                  EDGAR on September 30, 1998, accession number 0001004402-98 -000531.

         2        Exhibit   incorporated by reference as filed on PEA No. 61 via
                  EDGAR on April 18, 1997,accession number 0000912057-97-013527.

         3        Exhibit   incorporated by reference as filed on PEA No. 67 via
                  EDGAR on  July 17, 1998, accession number 001004402-98-000399.

         4        Exhibit   incorporated by reference as filed on PEA No. 63 via
                  EDGAR on July 18, 1997, accession number 0001004402-97-000035.

         5        Exhibit   incorporated by reference as filed on PEA No. 66 via
                  EDGAR on February 27, 1998, accession number 0001004402-98-000149.

         6        Exhibit   incorporated by reference as filed on PEA No. 54 via
                  EDGAR on October 24, 1996, accession number 0000912057-96-023645.

         7        Exhibit   incorporated by reference as filed on PEA No. 64 via
                  EDGAR on September 30, 1997, accession number 0001004402-97-000103.

         8        Exhibit   incorporated by reference as filed on PEA No. 65 via
                  EDGAR on June 30, 1997, accession number 0001004402-97-000053.

         9        Exhibit   incorporated herein by reference as filed on PEA No.
                  62 via EDGAR on June 30, 1997, accession number 0001004402-97-000030.

ITEM 25.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

         None.

ITEM 26.  NUMBER OF HOLDERS OF SECURITIES


         Not required.


ITEM 27.  INDEMNIFICATION

         Section 10.02 of the Registrant's Trust Instrument reads as follows:

         "(a) Subject to the exceptions and limitations contained in subsection 10.02(b):

         "(i) every person who is, or has been, a Trustee or officer of the Trust (hereinafter referred to as a "Covered Person") shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

         "(ii) the words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened while in office or thereafter, and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

         "(b)No indemnification shall be provided hereunder to a Covered Person:

         "(i) who shall have been adjudicated by a court or body before which the proceeding was brought: (A) to be liable to the Trust or its Holders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the Covered Person's office; or (B) not to have acted in good faith in the reasonable belief that Covered Person's action was in the best interest of the Trust; or

         "(ii) in the event of a settlement, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the Trustee's or officer's office:
         (A) by the court or other body approving the settlement; (B) by at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or
         (C) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry);

         provided,   however,   that  any  Holder  may,  by  appropriate   legal
         proceedings, challenge any such determination by the Trustees or by independent counsel.

         "(c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Covered Persons, and other persons may be entitled by contract or otherwise under law.

         "(d) Expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in Subsection 10.02(a) of this Section 10.02 may be paid by the Trust or Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or Series if it is ultimately determined that he is not entitled to indemnification under this Subsection 10.02; provided, however, that either (i) such Covered Person shall have provided appropriate security for such undertaking, (ii) the Trust is insured against losses arising out of any such advance payments or (iii) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under this Section 10.02."


ITEM 28.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER AND SUBADVISER

         The following is a description of any business, profession, vocation or employment of a substantial nature in which the investment adviser of the registrant, Schroder Capital Management International Inc. ("SCMI"), and each trustee or officer of the investment adviser is or has been, at any time during the past two years, engaged for his or her own account or in the capacity of trustee, officer or employee. The address of each company listed, unless otherwise noted, is 787 Seventh Avenue, 34th Floor, New York, NY 10019. Schroder Capital Management International Limited ("Schroder Ltd."), a United Kingdom affiliate of SCMI, provides investment management services to international clients located principally in the United Kingdom.


         ------------------------------------ ------------------------------------ ----------------------------------
         Name                                 Title                                Business Connections
         ------------------------------------ ------------------------------------ ----------------------------------

         ------------------------------------ ------------------------------------ ----------------------------------
         David M. Salisbury                   Chairman, Director                   SCMI

                                              ------------------------------------ ----------------------------------
                                              Chief Executive, Director            Schroder Ltd.*
                                              ------------------------------------ ----------------------------------
                                              Director                             Schroders plc.*
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Trustee and Officer                  Schroder Series Trust II
         ------------------------------------ ------------------------------------ ----------------------------------

         ------------------------------------ ------------------------------------ ----------------------------------
         Richard R. Foulkes                   Deputy Chairman, Director            SCMI
                                              ------------------------------------ ----------------------------------
                                              Deputy Chairman                      Schroder Ltd.*
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Officer                              Certain open end management
                                                                                   investment companies for which
                                                                                   SCMI and/or its affiliates
                                                                                   provide investment services
         ------------------------------------ ------------------------------------ ----------------------------------

         ------------------------------------ ------------------------------------ ----------------------------------
         John A. Troiano                      Chief Executive, Director            SCMI
                                              ------------------------------------
                                                                                   ----------------------------------
                                              Chief Executive, Director            Schroder Ltd.*
                                              ------------------------------------ ----------------------------------
                                                                                   ----------------------------------
                                              Officer                              Certain open end management
                                                                                   investment companies for which
                                                                                   SCMI and/or its affiliates
                                                                                   provide investment services
         ------------------------------------ ------------------------------------ ----------------------------------


         ------------------------------------ ------------------------------------ ----------------------------------

         Name                                 Title                                Business Connections

         ------------------------------------ ------------------------------------ ----------------------------------

         ------------------------------------ ------------------------------------ ----------------------------------
         Sharon L. Haugh                      Executive Vice President, Director   SCMI
                                                                                   ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Director, Chairman                   Schroder Fund Advisors Inc.
                                              ------------------------------------ ----------------------------------
                                              Director                             Schroder Ltd.*
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Chairman, Director                   Schroder Capital Management Inc.
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Trustee                              Certain open end management
                                                                                   investment companies for which
                                                                                   SCMI and/or its affiliates
                                                                                   provide investment services
         ------------------------------------ ------------------------------------ ----------------------------------

         ------------------------------------ ------------------------------------ ----------------------------------
         Gavin D. L. Ralston                  Senior Vice President, Managing      SCMI
                                              Director
                                              ------------------------------------ ----------------------------------
                                              Director                             Schroder Ltd.*
         ------------------------------------ ------------------------------------ ----------------------------------

         ------------------------------------ ------------------------------------ ----------------------------------
         Mark J. Smith                        Senior Vice President, Director      SCMI
                                              ------------------------------------ ----------------------------------
                                              Senior Vice President, Director      Schroder Ltd.*
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Director                             Schroder Fund Advisors Inc.
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Trustee and Officer                  Certain open end management
                                                                                   investment companies for which
                                                                                   SCMI and/or its affiliates
                                                                                   provide investment services
         ------------------------------------ ------------------------------------ ----------------------------------

         ------------------------------------ ------------------------------------ ----------------------------------
         Robert G. Davy                       Senior Vice President, Director      SCMI
                                              ------------------------------------ ----------------------------------
                                              Director                             Schroder Ltd.*
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Officer                              Certain open end management
                                                                                   investment companies for which
                                                                                   SCMI and/or its affiliates
                                                                                   provide investment services
         ------------------------------------ ------------------------------------ ----------------------------------
         ------------------------------------ ------------------------------------ ----------------------------------

         ------------------------------------ ------------------------------------ ----------------------------------
         Jane P. Lucas                        Senior Vice President, Director      SCMI
                                              ------------------------------------ ----------------------------------
                                              Director                             Schroder Fund Advisors Inc.
                                              ------------------------------------ ----------------------------------
                                              Director                             Schroder Capital Management Inc.
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Officer                              Certain open end management
                                                                                   investment companies for which
                                                                                   SCMI and/or its affiliates
                                                                                   provide investment services
         ------------------------------------ ------------------------------------ ----------------------------------

         ------------------------------------ ------------------------------------ ----------------------------------
         David R. Robertson                   Group Vice President                 SCMI
                                              ------------------------------------ ----------------------------------
                                              Senior Vice President                Schroder Fund Advisors Inc.
                                                                                   ----------------------------------
                                              ------------------------------------
                                              Director of Institutional Business   Oppenheimer Funds, Inc.
                                                                                   resigned 2/98
         ------------------------------------ ------------------------------------ ----------------------------------

         ------------------------------------ ------------------------------------ ----------------------------------
         Michael M. Perelstein                Senior Vice President, Director      SCMI
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Senior Vice President, Director      Schroders Ltd.*
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Managing Director                    MacKay Shields Financial
                                                                                   Corporation
                                                                                   resigned 11/96


         ------------------------------------ ------------------------------------ ----------------------------------

         Name                                 Title                                Business Connections

         ------------------------------------ ------------------------------------ ----------------------------------

         ------------------------------------ ------------------------------------ ----------------------------------
         Louise Croset                        First Vice President, Director       SCMI
                                              ------------------------------------ ----------------------------------
                                              First Vice President                 Schroder Ltd.*
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Trustee and Officer                  Schroder Series Trust II
         ------------------------------------ ------------------------------------ ----------------------------------

         ------------------------------------ ------------------------------------ ----------------------------------
         Ellen B. Sullivan                    Group Vice President, Director       SCMI
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Director                             Schroder Capital Management Inc.
         ------------------------------------ ------------------------------------ ----------------------------------

         ------------------------------------ ------------------------------------ ----------------------------------
         Catherine A. Mazza                   Group Vice President                 SCMI
                                              ------------------------------------ ----------------------------------
                                              President, Director                  Schroder Fund Advisors Inc.
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Director                             Schroder Capital Management Inc.
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Trustee and Officer                  Certain open end management
                                                                                   investment companies for which
                                                                                   SCMI and/or its affiliates
                                                                                   provide investment services
         ------------------------------------ ------------------------------------ ----------------------------------

         ------------------------------------ ------------------------------------ ----------------------------------
         Heather F. Crighton                  First Vice President, Director       SCMI
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              First Vice President, Director       Schroder Ltd.*
         ------------------------------------ ------------------------------------ ----------------------------------

         ------------------------------------ ------------------------------------ ----------------------------------
         Ira Unschuld                         Group Vice President                 SCMI
                                              ------------------------------------ ----------------------------------
                                              Officer                              Certain open end management
                                                                                   investment companies for which
                                                                                   SCMI and/or its affiliates
                                                                                   provide investment services
         ------------------------------------ ------------------------------------ ----------------------------------

         ------------------------------------ ------------------------------------ ----------------------------------
         Paul M. Morris                       Senior Vice President                SCMI
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Director                             Schroder Capital Management Inc.
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Principal, Senior Portfolio Manager  Weiss, Peck & Greer LLC
                                                                                   resigned 12/96
         ------------------------------------ ------------------------------------ ----------------------------------

         ------------------------------------ ------------------------------------ ----------------------------------
         Susan B. Kenneally                   First Vice President, Director       SCMI
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              First Vice President, Director       Schroder Ltd.*
         ------------------------------------ ------------------------------------ ----------------------------------

         ------------------------------------ ------------------------------------ ----------------------------------
         Jennifer A. Bonathan                 First Vice President, Director       SCMI
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              First Vice President, Director       Schroder Ltd.*
         ------------------------------------ ------------------------------------ ----------------------------------

*Schroder Ltd. and Schroders plc. are located at 31 Gresham St., London EC2V 7QA, United Kingdom.

The  following  is a  description  of  any  business,  profession,  vocation  or employment of a substantial nature in which the investment subadviser of Schroder International Smaller Companies Portfolio, Schroder Investment Management International Ltd. ("SIMIL"), and each trustee or officer of the investment subadviser is or has been, at any time during the past two years, engaged for his or her own account or in the capacity of trustee, officer or employee. The address of each company listed below is set forth in the note following the table. Schroder Capital Management International Limited ("Schroder Ltd."), a United Kingdom affiliate of SCMI, provides investment management services to international clients located principally in the United Kingdom.


         ------------------------------------ ------------------------------------ ----------------------------------
         Name                                 Title                                Business Connections*
         ------------------------------------ ------------------------------------ ----------------------------------

         ------------------------------------ ------------------------------------ ----------------------------------
         Hugh Westrope Bolland                Director                             SIMIL
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Director                             Schroders (C.I.) Limited
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Director                             Schroder Investment Management
                                                                                   (Hong Kong)
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Director                             Schroder Properties Limited
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Director                             Schroder Personal Investment
                                                                                   Management
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Director, Chief Executive Officer    Schroder Investment Management
                                                                                   Limited
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Chairman                             Schroder Investment Management
                                                                                   (Australasia) Limited
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Chairman                             Schroder Investment Management
                                                                                   (UK) Limited
         ------------------------------------ ------------------------------------ ----------------------------------

         ------------------------------------ ------------------------------------ ----------------------------------
         Jennifer A. Bonathan                 Director                             SIMIL
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              First Vice President, Director       Schroder Capital Management
                                                                                   International Limited
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              First Vice President, Director       SCMI
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              First Vice President, Director       Schroder Ltd.
         ------------------------------------ ------------------------------------ ----------------------------------

         ------------------------------------ ------------------------------------ ----------------------------------
         Nigel J. Burnham                     Director                             SIMIL
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Finance Officer, First Vice          SCMI
                                              President
                                              ------------------------------------ ----------------------------------
                                              Finance Officer, First Vice          Schroder Capital Management
                                              President                            International Limited
                                              ------------------------------------ ----------------------------------
                                              Assistant Vice President             Schroder Fund Advisors, Inc.
         ------------------------------------ ------------------------------------ ----------------------------------

         ------------------------------------ ------------------------------------ ----------------------------------
         Denis H. Clough                      Director                             SIMIL
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Director                             Schroder Capital Management
                                                                                   International Limited
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Director                             Schroder Investment Management
                                                                                   (UK) Limited
         ------------------------------------ ------------------------------------ ----------------------------------

         ------------------------------------ ------------------------------------ ----------------------------------
         Robert G. Davy                       Director                             SIMIL
                                              ------------------------------------ ----------------------------------
                                              Senior Vice President, Director      SCMI
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Director                             Schroder Ltd.
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Officer                              Certain open end management
                                                                                   investment companies for which
                                                                                   SCMI and/or its affiliates
                                                                                   provide investment services
         ------------------------------------ ------------------------------------ ----------------------------------

         ------------------------------------ ------------------------------------ ----------------------------------
         Richard R. Foulkes                   Deputy Chairman, Director            SIMIL
                                              ------------------------------------ ----------------------------------
                                              Deputy Chairman, Director            SCMI
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Deputy Chairman                      Schroder Ltd.
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Officer                              Certain open end management
                                                                                   investment companies for which
                                                                                   SCMI and/or its affiliates
                                                                                   provide investment services
         ------------------------------------ ------------------------------------ ----------------------------------


         ------------------------------------ ------------------------------------ ----------------------------------

         Name                                 Title                                Business Connections

         ------------------------------------ ------------------------------------ ----------------------------------

         ------------------------------------ ------------------------------------ ----------------------------------
         Phillipa J. Gould                    Director                             SIMIL
                                              ------------------------------------
                                                                                   ----------------------------------
                                              Director, Senior Vice President      SCMI
                                              ------------------------------------ ----------------------------------
                                                                                   ----------------------------------
                                              Director                             Schroder Capital Management
                                                                                   International Limited
                                              ------------------------------------ ----------------------------------
                                                                                   ----------------------------------
                                              Director                             Schroder Investment Management
                                                                                   International Inc.
                                              ------------------------------------ ----------------------------------
                                                                                   ----------------------------------
                                              Director                             Schroder Investment Management
                                                                                   International (Europe) Limited
         ------------------------------------ ------------------------------------ ----------------------------------

         ------------------------------------ ------------------------------------ ----------------------------------
         Madeleine S. Hall                    Director                             SIMIL
                                                                                   ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Director                             Schroder Investment Management
                                                                                   (UK) Limited
                                              ------------------------------------ ----------------------------------
                                              Assistant Director                   Schroder Investment Management
                                                                                   Limited
         ------------------------------------ ------------------------------------ ----------------------------------

         ------------------------------------ ------------------------------------ ----------------------------------
         Jeremy A. Hill                       Chairman, Director                   SIMIL
                                              ------------------------------------ ----------------------------------
                                              Commissioner                         PT Schroder Investment
                                                                                   Management Indonesia
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Chairman                             Schroder Investment Management
                                                                                   (Hong Kong) Limited
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Chairman                             Schroder Investment Management
                                                                                   (Japan) Limited
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Chairman                             Korea Schroder Fund Management
                                                                                   Limited
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Director                             Schroder Investment Management
                                                                                   Limited
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Director/Chairman                    Certain open end management
                                                                                   investment companies for which
                                                                                   SCMI and/or its affiliates
                                                                                   provide investment services
         ------------------------------------ ------------------------------------ ----------------------------------

         ------------------------------------ ------------------------------------ ----------------------------------
         Ian Johnson                          Secretary                            SIMIL
                                              ------------------------------------ ----------------------------------
                                              Secretary                            Schroder Capital Management
                                                                                   International Limited
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Assistant Secretary                  J. Henry Schroder & Co., Limited
         ------------------------------------ ------------------------------------ ----------------------------------



         ------------------------------------ ------------------------------------ ----------------------------------

         Name                                 Title                                Business Connections

         ------------------------------------ ------------------------------------ ----------------------------------

         ----------------------------------- ------------------------------------- ----------------------------------
         Jan Anthony Kingzett                Director                              SIMIL
                                             ------------------------------------- ----------------------------------
                                             Deputy Chairman                       Schroder Investment Management
                                                                                   (Japan) Limited
                                             ------------------------------------- ----------------------------------
                                             Chairman                              Schroder Investment Trust
                                                                                   Management Limited
                                             ------------------------------------- ----------------------------------
                                             ------------------------------------- ----------------------------------
                                             Director                              Schroder Investment Management
                                                                                   (Singapore) Limited
                                             ------------------------------------- ----------------------------------
                                             ------------------------------------- ----------------------------------
                                             Director                              Schroder Investment Management
                                                                                   Limited
                                             ------------------------------------- ----------------------------------
                                             ------------------------------------- ----------------------------------
                                             Director                              Certain open end management
                                                                                   investment companies for which
                                                                                   SCMI and/or its affiliates
                                                                                   provide investment services
         ----------------------------------- ------------------------------------- ----------------------------------

         ----------------------------------- ------------------------------------- ----------------------------------
         Maggie Lay Wah Lee                  Director                              SIMIL
                                             ------------------------------------- ----------------------------------
                                             Director                              Schroder Investment Management
                                                                                   (Singapore) Limited
                                                                                   ----------------------------------
                                             -------------------------------------
                                             Director                              Schroder Investment Management
                                                                                   Limited
         ----------------------------------- ------------------------------------- ----------------------------------

         ----------------------------------- ------------------------------------- ----------------------------------
         Richard A. Mountford                Chief Executive Officer, Chief        SIMIL
                                             Operating Officer, Director
                                             ------------------------------------- ----------------------------------
                                             ------------------------------------- ----------------------------------
                                             Director, Deputy Chairman             Schroder Investment Management
                                                                                   (Singapore) Limited
                                             ------------------------------------- ----------------------------------
                                             ------------------------------------- ----------------------------------
                                             Director                              Schroder Investment Management
                                                                                   (UK) Limited
                                             ------------------------------------- ----------------------------------
                                             ------------------------------------- ----------------------------------
                                             Director                              Schroder Investment Management
                                                                                   Limited
         ----------------------------------- ------------------------------------- ----------------------------------
         ------------------------------------ ------------------------------------ ----------------------------------

         ------------------------------------ ------------------------------------ ----------------------------------
         Nicola Ralston                       Deputy Chairman, Director            SIMIL
                                              ------------------------------------ ----------------------------------

                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------

         ------------------------------------ ------------------------------------ ----------------------------------

         ------------------------------------ ------------------------------------ ----------------------------------
         Nicola Jane Richards                 Director                             SIMIL
                                              ------------------------------------ ----------------------------------
                                              Division Director                    Schroder Investment Management
                                                                                   Limited
         ------------------------------------ ------------------------------------ ----------------------------------

         ------------------------------------ ------------------------------------ ----------------------------------
         Christopher N. Rodgers               Director                             SIMIL
                                              ------------------------------------ ----------------------------------
                                              Director                             Schroder Investment Management
                                                                                   Limited
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Director                             Schroder Investment Management
                                                                                   (UK) Limited
         ------------------------------------ ------------------------------------ ----------------------------------


         ------------------------------------ ------------------------------------ ----------------------------------

         Name                                 Title                                Business Connections

         ------------------------------------ ------------------------------------ ----------------------------------

         ------------------------------------ ------------------------------------ ----------------------------------
         David M. Salisbury                   Director                             SIMIL

                                              ------------------------------------ ----------------------------------
                                              Chairman, Director                   SCMI
                                              ------------------------------------ ----------------------------------
                                              Chief Executive, Director            Schroder Ltd.
                                              ------------------------------------ ----------------------------------
                                              Director                             Schroders plc.
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Trustee and Officer                  Schroder Series Trust II
         ------------------------------------ ------------------------------------ ----------------------------------

         ------------------------------------ ------------------------------------ ----------------------------------
         Daniele Serruya                      Director                             SIMIL
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Assistant Director, Investment       Schroder Investment Management
                                              Manager                              Limited
         ------------------------------------ ------------------------------------ ----------------------------------

         ------------------------------------ ------------------------------------ ----------------------------------
         Olaf N. Siedler                      Director                             SIMIL
                                              ------------------------------------ ----------------------------------
                                              Director                             Schroder Investment Management
                                                                                   (UK) Limited
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Investment Manager                   Schroder Investment Management
                                                                                   Limited
         ------------------------------------ ------------------------------------ ----------------------------------

         ------------------------------------ ------------------------------------ ----------------------------------
         Hugh M. Stewart                      Director                             SIMIL
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Director                             Schroder Investment Management
                                                                                   (UK) Limited
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Investment Manager                   Schroder Investment Management
                                                                                   Limited
         ------------------------------------ ------------------------------------ ----------------------------------

         ------------------------------------ ------------------------------------ ----------------------------------
         Thomas J. Willoughby                 Chief Compliance Officer             SIMIL
                                              ------------------------------------ ----------------------------------
                                              Schroder Unit Trust Limited          Director

         ------------------------------------ ------------------------------------ ----------------------------------


Each of SCMI, Schroder Capital Management International Limited, Schroder Investment Management Limited, Schroder Investment Management (UK) Limited, Schroder Investment Management (Europe), Korea Schroder Fund Management Limited and Schroder Personal Investment Management, are located at 33 Gutter Lane, London EC2V 8AS United Kingdom.

Schroder Investment Management (Singapore) Limited is located at #47-01 OCBC Centre, Singapore.

Schroder Investment Management (Hong Kong) Limited is located at 8 Connaight Place, Hong Kong.

Schroder Investment Management (Australasia) Limited is located at 225 George Place, Sydney Australia.

PT Schroder Investment Management Indonesia is located at Lippo Plaza Bldg., 25 Jakarta, 12820.

Schroders (C.I.) Limited is located at St. Peter Port, Guernsey, Channel Islands, GY1 3UF.

Schroder Properties Limited is located at Senator House, 85 Queen Victoria Street, London EC4V 4EJ, United Kingdom.

Schroder Fund Advisors Inc. is located at 787 Seventh Avenue, 34th Floor, New York, NY 10019.

Schroder Ltd. and Schroders plc. are located at 31 Gresham St., London EC2V 7QA, United Kingdom.

ITEM 29.  PRINCIPAL UNDERWRITERS


         Schroder Fund Advisors Inc., the Registrant's principal underwriter, also serves as principal underwriter for:


                 ---------------------------------------------------------------

                 Schroder Series Trust

                 ---------------------------------------------------------------
                 ---------------------------------------------------------------

                 Schroder Series Trust II

                 ---------------------------------------------------------------


         (b) Following is information with respect to each officer and director of Schroder Fund Advisors, Inc. the Distributor of the shares of Schroder Emerging Markets Fund Institutional Portfolio, Schroder International Fund, Schroder Latin American Fund, Schroder Global Asset Allocation Fund, Schroder U.S. Smaller Companies Fund, Schroder International Smaller Companies Fund, Schroder U.S. Diversified Growth Fund, Schroder Emerging Markets Fund, Schroder European Growth Fund, Schroder Asia Fund, Schroder Japan Fund, Schroder United
                  Kingdom Fund, Schroder Cash Reserves Fund, Schroder International Bond Fund, Schroder Micro Cap Fund and Schroder Greater China Fund (each, a series of the Registrant):

                Name                       Position with Underwriter           Position with Registrant
                ----                       -------------------------           ------------------------
                Catherine A. Mazza         President, Director                 Vice President
                Mark J. Smith              Director.                           Trustee, President
                Sharon L. Haugh            Chairman and Director               Trustee
                Fergal Cassidy             Treasurer and Chief Financial       Treasurer
                                           Officer
                Alexandra Poe              General Counsel and Senior Vice     Vice President and Secretary
                                           President
                Jane P. Lucas              Director.                           Vice president
                Alan Mandel                Senior Vice President               Assistant Treasurer



                  Business address for each is 787 Seventh Avenue, New York, New York 10019 except for Mark J. Smith, whose business address is 31 Gresham St., London EC2V 7QA, United Kingdom.

         (c)      Not Applicable.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

         The accounts,  books and other  documents  required to be maintained by
         Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder are maintained at the offices of SCMI (investment management records) and Schroder Fund Advisors Inc. (administrator and distributor records), 787 Seventh Avenue, New York, New York 10019, except that certain items are maintained at the following locations:

         (a) Forum Accounting Services, LLC, Two Portland Square, Portland, Maine 04101 (fund accounting records).

         (b)   Forum   Administrative   Services,   LLC,  Two  Portland  Square,
               Portland, Maine 04101 (corporate minutes and all other records required under the Subadministration Agreement).

         (c) Forum Shareholder Services, LLC, Two Portland Square, Portland, Maine 04101 (shareholder records).

ITEM 31.  MANAGEMENT SERVICES

         None.

ITEM 32.  UNDERTAKINGS


         Registrant undertakes to furnish upon request and without charge to each person to whom a prospectus is delivered a copy of Registrant's latest annual report to shareholders relating to the fund to which the prospectus relates.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this post-effective amendment number 69 to the Registrant's registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York, and State of New York on the 30th day of November, 1998.


                                               SCHRODER CAPITAL FUNDS (DELAWARE)

                                             By:      /s/ Catherine A. Mazza
                                                      --------------------------
                                                      Catherine A. Mazza
                                                      Vice President


Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to the Registration Statement has been signed below by the following persons on the 30th day of November, 1998.


         Signatures                                        Title
         ----------                                        ------
(a)      Principal Executive Officer

         Mark J. Smith                                     President

         By:      /s/ Thomas G. Sheehan

                  ---------------------
                  Thomas G. Sheehan
                  Attorney-in-Fact*


(b)      Principal Financial Officer

         /s/ Fergal Cassidy
         --------------------
         Fergal Cassidy                                    Treasurer


(c)      The Trustees

         Peter E. Guernsey                                 Trustee
         John I. Howell                                    Trustee
         Hermann C. Schwab                                 Trustee
         Clarence F. Michalis                              Trustee
         Mark J. Smith                                     Trustee
         David N. Dinkins                                  Trustee
         Peter S. Knight                                   Trustee
         Sharon L. Haugh                                   Trustee

         By:      /s/ Thomas G. Sheehan

                  Thomas G. Sheehan
                  ------------------
                  Attorney-in-Fact*

* Pursuant to powers of attorney filed as Other Exhibits to this registration statement.

                                INDEX TO EXHIBITS

Exhibit



(10)(c) Opinion and consent of David I. Goldstein, Esq. as to the legality of the securities being registered.